UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.4%)

Australia (21.0%)
BHP Billiton Ltd.	13,057,825	437,826
Commonwealth Bank of Australia	5,060,198	227,875
National Australia Bank Ltd.	6,306,793	199,112
Australia & New Zealand Bank Group Ltd.	7,250,786	171,925
Westpac Banking Corp., Ltd.	7,256,508	169,234
^ Rio Tinto Ltd.	1,111,766	125,419
Woolworths Ltd.	4,702,286	122,551
Westfield Group	6,801,095	114,323
QBE Insurance Group Ltd.	3,356,965	85,198
Woodside Petroleum Ltd.	1,855,114	78,392
Wesfarmers Ltd.	2,108,544	68,085
CSL Ltd.	2,138,423	66,944
^ Macquarie Group, Ltd.	1,054,794	61,445
AMP Ltd.	7,295,169	55,886
Newcrest Mining Ltd.	1,761,232	55,753
Brambles Ltd.	5,511,911	53,640
Suncorp-Metway Ltd.	3,598,529	50,051
Telstra Corp. Ltd.	11,158,753	43,901
Foster's Group Ltd.	7,668,853	38,874
Stockland	5,643,500	37,238
Orica Ltd.	1,211,246	31,931
Australian Stock Exchange Ltd.	664,920	28,832
Macquarie Infrastructure Group	10,335,949	28,477
^* Fortescue Metals Group Ltd.	4,902,123	28,457
GPT Group	7,998,911	27,335
Origin Energy Ltd.	3,392,608	26,803
BlueScope Steel Ltd.	2,857,899	26,490
^ St. George Bank Ltd.	1,036,274	26,258
Tabcorp Holdings Ltd.	2,044,864	25,826
Transurban Group	4,216,883	25,186
Santos Ltd.	2,247,449	24,653
^ Leighton Holdings Ltd.	540,781	24,337
Insurance Australia Group Ltd.	6,987,066	23,714
Macquarie Goodman Group	5,639,956	22,770
Amcor Ltd.	3,439,579	21,422
Toll Holdings Ltd.	2,127,051	21,304
Alumina Ltd.	4,397,304	20,709
WorleyParsons Ltd.	578,641	20,564
AGL Energy Ltd.	1,685,653	18,375
* Wesfarmers, Ltd. Price Protected Shares	568,670	18,281
Lend Lease Corp.	1,406,985	18,258
* Crown Ltd.	1,744,370	18,228
AXA Asia Pacific Holdings Ltd.	3,343,224	18,126
Mirvac Group	3,983,290	18,090
Zinifex Ltd.	1,897,393	17,962
Sonic Healthcare Ltd.	1,213,502	17,927
Coca-Cola Amatil Ltd.	2,055,455	17,444
OneSteel Ltd.	2,885,640	17,429
John Fairfax Holdings Ltd.	4,603,545	16,966
DB RREEF Trust	11,252,580	16,302
Qantas Airways Ltd.	3,788,089	16,079
^ Babcock & Brown Ltd.	900,595	15,106
Oxiana Ltd.	5,393,643	14,972
Telstra Corp. Installment Receipt Exp. 3/31/08	5,790,658	14,721
Tattersall's Ltd.	4,189,667	14,312
Computershare Ltd.	1,956,602	14,251
Cochlear Ltd.	216,387	13,645
Boral Ltd.	2,329,523	12,684
^ Aristocrat Leisure Ltd.	1,354,341	12,249
^ Bendigo Bank Ltd.	998,514	11,310
CFS Gandel Retail Trust	5,683,839	10,886
Asciano Group	2,166,369	10,835
James Hardie Industries NV	1,822,242	10,418
Harvey Norman Holdings Ltd.	2,054,783	10,416
CSR Ltd.	3,604,116	10,205
Lion Nathan Ltd.	1,145,647	9,771
Macquarie Airports Group	2,674,582	9,428
* Boart Longyear Group	5,196,457	9,298
* Paladin Resources Ltd.	2,106,724	8,699
Macquarie Office Trust	7,821,150	8,066
^ Perpetual Trustees Australia Ltd.	144,796	7,675
Caltex Australia Ltd.	525,448	7,528
^ Billabong International Ltd.	645,035	6,985
Goodman Fielder Ltd.	4,142,765	6,361
^ ABC Learning Centres Ltd.	1,460,802	5,902
^ Challenger Financial Services Group Ltd.	1,397,562	4,493
Symbion Health Ltd.	1,247,620	4,458
^ Macquarie Communications Infrastructure Group	826,890	3,762
Commonwealth Property Office Fund	2,809,963	3,564
ING Industrial Fund	1,889,656	3,453
Ansell Ltd.	269,744	2,884
Downer EDI Ltd.	578,390	2,794
Pacific Brands Ltd.	952,354	2,449
Futuris Corp., Ltd.	1,110,685	2,307
^ Centro Properties Group	3,302,237	2,015
Iluka Resources Ltd.	459,084	1,880
Centro Retail Trust	4,424,694	1,872
Paperlinx Ltd.	850,838	1,670

		3,241,531

China (0.0%)
^ Parkson Retail Group Ltd.	378,000	3,256

Hong Kong (7.6%)
Sun Hung Kai Properties Ltd.	5,332,034	105,808
Cheung Kong Holdings Ltd.	5,857,486	94,977
Hong Kong Exchanges & Clearing Ltd.	4,158,500	86,716
Hutchison Whampoa Ltd.	8,293,860	81,651
Hang Seng Bank Ltd.	2,975,566	59,088
Esprit Holdings Ltd.	4,074,678	53,066
Swire Pacific Ltd. A Shares	3,211,000	43,605
CLP Holdings Ltd.	5,154,205	41,003
Hong Kong & China Gas Co., Ltd.	14,148,438	38,770
Henderson Land Development Co. Ltd.	4,176,593	36,073
Boc Hong Kong Holdings Ltd.	14,398,800	36,002
Li & Fung Ltd.	8,659,450	32,607
Hang Lung Properties Ltd.	8,061,720	31,916
Bank of East Asia Ltd.	5,493,673	31,638
Hong Kong Electric Holdings Ltd.	5,401,350	30,822
Wharf Holdings Ltd.	5,357,903	28,860
New World Development Co., Ltd.	9,392,146	28,759
Link REIT	8,310,500	21,146
MTR Corp.	5,441,700	21,021
Tencent Holdings Ltd.	3,471,309	20,693
Kerry Properties Ltd.	2,469,813	16,650
Sino Land Co.	5,378,400	16,527
* Foxconn International Holdings Ltd.	8,194,238	13,712
Shangri-La Asia Ltd.	4,520,068	13,484
Cathay Pacific Airways Ltd.	5,353,500	11,957
Hopewell Holdings Ltd.	2,445,800	10,691
Kingboard Chemical Holdings Ltd.	2,278,000	9,503
Belle International Holdings Ltd.	7,991,000	9,413
Tingyi Holding Corp.	6,521,350	9,235
PCCW Ltd.	15,779,769	9,042
Wing Hang Bank Ltd.	688,509	8,946
Hutchison Telecommunications International Ltd.	5,550,673	7,886
Hang Lung Development Co., Ltd.	1,682,000	7,806
Shui On Land Ltd.	7,315,743	7,702
Hysan Development Co., Ltd.	2,476,811	7,331
* Lifestyle International Holdings, Ltd.	2,645,500	6,998
* Pacific Basin Shipping Ltd.	4,912,000	6,899
Cheung Kong Infrastructure Holdings Ltd.	1,752,600	6,645
Yue Yuen Industrial (Holdings) Ltd.	2,260,400	6,614
Shun Tak Holdings Ltd.	4,525,382	6,310
Television Broadcasts Ltd.	1,108,864	6,019
Hong Kong Aircraft & Engineering Co., Ltd.	258,800	5,813
Wheelock and Co. Ltd.	1,783,000	5,215
Orient Overseas International Ltd.	851,224	5,187
* NWS Holdings Ltd.	1,562,000	4,385
ASM Pacific Technology Ltd.	755,000	4,382
* C C Land Holdings Ltd.	3,807,000	4,305
* Fosun International	6,265,000	4,251
* Genting International PLC	9,397,000	4,105
Melco International Development Corp.	2,877,000	4,034
Chinese Estates Holdings	2,225,000	3,694
Lee & Man Paper Manufacturing Ltd.	1,550,000	3,461
CITIC International Financial Holdings Ltd.	2,811,000	1,553
Giordano International Ltd.	2,827,600	1,136
Johnson Electric Holdings Ltd.	100	0

		1,175,112

Japan (66.9%)
Toyota Motor Corp.	10,534,265	570,336
Mitsubishi UFJ Financial Group	33,808,640	335,093
Sumitomo Mitsui Financial Group, Inc.	25,577	205,272
Takeda Pharmaceutical Co. Ltd.	3,287,047	200,719
Nintendo Co.	385,720	195,052
Honda Motor Co., Ltd.	6,068,204	187,651
Sony Corp.	3,905,864	184,516
Mizuho Financial Group, Inc.	38,400	180,286
Canon, Inc.	4,151,149	175,980
Matsushita Electric Industrial Co., Ltd.	7,634,563	162,809
Mitsubishi Corp.	5,261,900	139,436
Nippon Steel Corp.	22,513,343	136,858
Mitsui & Co., Ltd.	6,691,600	136,320
Mitsubishi Estate Co., Ltd.	4,572,000	123,072
Tokyo Electric Power Co.	4,737,610	122,875
East Japan Railway Co.	13,230	110,098
Millea Holdings, Inc.	2,887,400	110,018
JFE Holdings, Inc.	2,268,900	105,844
Nomura Holdings Inc.	6,884,300	100,618
NTT DoCoMo, Inc.	62,480	98,778
Hitachi Ltd.	13,106,000	98,193
Nippon Telegraph and Telephone Corp.	20,212	96,191
Japan Tobacco, Inc.	17,508	92,914
Komatsu Ltd.	3,497,768	85,273
Shin-Etsu Chemical Co., Ltd.	1,597,200	84,479
Astellas Pharma Inc.	1,918,598	83,223
Nissan Motor Co., Ltd.	8,794,820	82,143
Toshiba Corp.	11,958,000	81,718
Daiichi Sankyo Co., Ltd.	2,716,936	81,546
Seven and I Holdings Co., Ltd.	3,200,740	79,307
Sumitomo Metal Industries Ltd.	15,895,000	76,007
Mitsui Fudosan Co., Ltd.	3,257,557	75,567
Kansai Electric Power Co., Inc.	2,996,600	74,729
Fuji Photo Film Co., Ltd.	1,902,166	73,853
Mitsubishi Electric Corp.	7,519,000	69,181
Denso Corp.	1,892,100	68,455
Sharp Corp.	3,890,000	67,758
Fanuc Co., Ltd.	745,500	66,165
KDDI Corp.	9,597	65,580
Chubu Electric Power Co.	2,586,500	65,522
Orix Corp.	357,306	61,702
Kao Corp.	2,031,661	61,475
Sumitomo Corp.	4,136,000	57,797
Central Japan Railway Co.	6,100	56,508
Itochu Corp.	5,859,000	54,161
Softbank Corp.	2,877,618	53,078
Mitsui OSK Lines Ltd.	4,221,000	51,817
Mitsubishi Heavy Industries Ltd.	12,471,000	51,733
Kyocera Corp.	632,800	50,553
Kirin Brewery Co., Ltd.	3,064,048	49,125
Mitsui Sumitomo Insurance Co.	4,709,552	48,808
Fujitsu Ltd.	7,248,000	47,361
Daiwa Securities Group Inc.	5,191,850	46,527
Asahi Glass Co., Ltd.	3,694,200	46,474
Daikin Industries Ltd.	1,026,389	46,472
Marubeni Corp.	6,413,000	44,731
Hoya Corp.	1,607,994	43,714
Sumitomo Chemical Co.	6,120,000	43,604
Sumitomo Electric Industries Ltd.	2,918,300	43,105
Secom Co., Ltd.	817,100	41,740
Murata Manufacturing Co., Ltd.	832,755	41,562
T & D Holdings, Inc.	766,710	41,111
Tokyo Gas Co., Ltd.	8,748,000	41,096
Ricoh Co.	2,608,386	41,068
Eisai Co., Ltd.	980,800	40,593
Tokyo Electron Ltd.	667,630	40,387
Bridgestone Corp.	2,372,859	40,298
Tohoku Electric Power Co.	1,663,300	39,169
Kyushu Electric Power Co., Inc.	1,476,100	37,334
Sumitomo Realty & Development Co.	1,482,272	37,053
Yamada Denki Co., Ltd.	336,936	36,089
Terumo Corp.	656,459	35,891
Resona Holdings Inc.	22,177	35,711
Sumitomo Metal Mining Co.	2,146,000	35,637
Dai-Nippon Printing Co., Ltd.	2,415,741	35,346
Nippon Yusen Kabushiki Kaisha Co.	4,308,000	35,280
Toray Industries, Inc.	5,179,740	35,271
Kobe Steel Ltd.	10,301,095	34,793
Nikon Corp.	1,246,718	34,665
Mitsubishi Chemical Holdings Corp.	4,568,000	33,254
Nippon Oil Corp.	4,843,479	32,856
NEC Corp.	7,898,812	32,386
West Japan Railway Co.	6,615	32,052
Nitto Denko Corp.	642,300	31,651
Ibiden Co., Ltd.	498,339	31,638
Sumitomo Trust & Banking Co., Ltd.	4,888,959	31,474
Shiseido Co., Ltd.	1,321,124	31,192
Kubota Corp.	4,274,000	30,836
TDK Corp.	479,100	30,793
Inpex Holdings, Inc.	3,212	30,651
Olympus Corp.	897,464	30,274
Aeon Co., Ltd.	2,491,800	30,232
Bank of Yokohama Ltd.	4,607,000	30,189
Osaka Gas Co., Ltd.	7,832,000	30,023
Konica Minolta Holdings, Inc.	1,861,000	29,990
Aisin Seiki Co., Ltd.	746,138	29,888
Sompo Japan Insurance Inc.	3,267,000	29,796
Keyence Corp.	136,919	29,261
Rohm Co., Ltd.	393,200	29,189
Asahi Kasei Corp.	4,640,000	28,473
Asahi Breweries Ltd.	1,600,600	28,283
Daiwa House Industry Co., Ltd.	1,985,000	27,878
Nidec Corp.	423,400	27,875
Ajinomoto Co., Inc.	2,588,000	27,582
Toyoda Automatic Loom Works Ltd.	697,800	27,233
NGK Insulators Ltd.	1,042,534	27,080
Tokyu Corp.	4,282,000	26,821
SMC Corp.	223,977	25,141
Shizuoka Bank Ltd.	2,243,000	24,804
Yahoo Japan Corp.	58,889	22,696
Chiba Bank Ltd.	2,964,000	22,100
Toppan Printing Co., Ltd.	2,179,000	21,850
NTT Data Corp.	4,916	21,845
Hankyu Corp.	4,702,958	21,829
Shionogi & Co., Ltd.	1,161,362	21,813
Sekisui House Ltd.	1,934,858	21,684
Kawasaki Kisen Kaisha Ltd.	2,218,000	21,650
Mitsui Trust Holding Inc.	3,075,400	21,437
Kintetsu Corp.	6,331,150	21,410
Yamato Holdings Co., Ltd.	1,513,000	21,145
Electric Power Development Co., Ltd.	584,040	20,871
Office Building Fund of Japan Inc.	1,781	20,729
Japan Steel Works Ltd.	1,374,832	20,451
Nippon Mining Holdings Inc.	3,435,500	20,362
Nippon Electric Glass Co., Ltd.	1,308,097	19,542
Toyota Tsusho Corp.	827,004	19,524
Sumitomo Heavy Industries Ltd.	2,242,000	18,781
Credit Saison Co., Ltd.	635,852	18,551
Mitsubishi Materials Corp.	4,450,000	18,422
JS Group Corp.	1,036,108	18,166
Fukuoka Financial Group, Inc.	2,924,600	17,911
Japan Real Estate Investment Corp.	1,516	17,737
Dentsu Inc.	7,574	17,683
Suzuki Motor Corp.	687,300	17,283
Omron Corp.	823,100	17,164
Daito Trust Construction Co., Ltd.	313,484	17,030
Kuraray Co., Ltd.	1,418,000	17,019
Makita Corp.	448,300	16,801
Nippon Express Co., Ltd.	3,105,000	16,682
Yamaha Motor Co., Ltd.	725,700	16,659
Mitsui Chemicals, Inc.	2,467,000	16,509
JSR Corp.	697,200	16,284
^ Odakyu Electric Railway Co.	2,436,000	16,124
Sojitz Holdings Corp.	4,557,700	15,790
Hokkaido Electric Power Co., Ltd.	711,761	15,612
Matsushita Electric Works, Ltd.	1,465,000	15,602
Tobu Railway Co., Ltd.	3,180,000	15,542
Fast Retailing Co., Ltd.	206,500	15,407
NSK Ltd.	1,718,000	15,158
Joyo Bank Ltd.	2,607,000	14,887
Showa Denko K.K.	4,352,000	14,762
Trend Micro Inc.	402,500	14,538
Hokuhoku Financial Group, Inc.	4,606,400	14,430
Chugai Pharmaceutical Co., Ltd.	1,086,100	14,384
OJI Paper Co., Ltd.	3,317,740	14,201
Kurita Water Industries Ltd.	438,200	14,196
Yamaha Corp.	684,200	14,090
Mitsubishi Gas Chemical Co.	1,505,000	14,015
Kawasaki Heavy Industries Ltd.	5,509,000	13,993
Advantest Corp.	621,836	13,730
Teijin Ltd.	3,456,000	13,716
Ohbayashi Corp.	2,383,000	13,597
JGC Corp.	807,000	13,587
^* Elpida Memory Inc.	377,900	13,547
Tokyu Land Corp.	1,659,000	13,461
Keio Electric Railway Co., Ltd.	2,252,000	13,344
Bank of Kyoto Ltd.	1,108,000	13,283
* Sony Financial Holdings, Inc.	3,390	12,974
Hirose Electric Co., Ltd.	124,900	12,802
^ Shinsei Bank, Ltd.	2,709,046	12,572
Nipponkoa Insurance Co., Ltd.	1,364,000	12,552
JTEKT Corp.	746,923	12,539
Takashimaya Co.	1,157,972	12,360
Takefuji Corp.	429,910	12,354
Citizen Watch Co., Ltd.	1,330,700	12,257
Amada Co., Ltd.	1,410,000	12,222
Leopalace21 Corp.	496,700	12,150
Seiko Epson Corp.	495,900	12,126
Isuzu Motors Ltd.	2,800,000	12,001
Shimizu Corp.	2,304,000	11,883
Stanley Electric Co.	587,000	11,848
Ube Industries Ltd.	3,728,000	11,743
Sekisui Chemical Co.	1,786,000	11,736
NGK Spark Plug Co.	668,682	11,683
Taisho Pharmaceutical Co.	560,000	11,670
Nomura Research Institute, Ltd.	436,680	11,615
^ Nissin Food Products Co., Ltd.	347,800	11,566
Toyo Seikan Kaisha Ltd.	632,500	11,553
^* Mitsubishi Motors Corp.	6,929,000	11,544
^ Chugoku Electric Power Co., Ltd.	540,500	11,543
NTN Corp.	1,558,000	11,282
^ Keihin Electric Express Railway Co., Ltd.	1,670,000	11,275
Kajima Corp.	3,503,000	11,249
Benesse Corp.	269,257	11,189
Namco Bandai Holdings Inc.	796,800	11,188
Sankyo Co., Ltd.	208,500	11,167
^ Yakult Honsha Co., Ltd.	410,200	11,090
Rakuten, Inc.	25,451	11,010
Taisei Corp.	3,740,000	11,000
Dai-Nippon Ink & Chemicals, Inc.	2,464,000	10,993
Oriental Land Co., Ltd.	185,400	10,945
Konami Corp.	362,349	10,883
Nippon Sheet Glass Co., Ltd.	2,343,000	10,817
Toho Co., Ltd.	441,700	10,811
The Hachijuni Bank Ltd.	1,563,550	10,756
* J. Front Retailing Co., Ltd.	1,665,400	10,712
Uni-Charm Corp.	161,000	10,644
The Hiroshima Bank, Ltd.	1,943,650	10,640
Shikoku Electric Power	361,800	10,431
Nippon Sanso Corp.	1,096,000	10,386
Shimano, Inc.	266,700	10,352
Nisshin Steel Co.	3,097,000	10,317
Gunma Bank Ltd.	1,476,000	10,267
IHI Corp.	5,135,000	10,257
Marui Co., Ltd.	1,153,000	10,200
Tanabe Seiyaku Co., Ltd.	831,000	10,089
Furukawa Electric Co.	2,478,000	9,981
^ All Nippon Airways Co., Ltd.	2,498,000	9,968
Sumco Corp.	446,616	9,898
Hitachi Construction Machinery Co.	417,978	9,836
^ TonenGeneral Sekiyu K.K.	1,132,000	9,829
THK Co., Inc.	491,200	9,768
Sapporo Hokuyo Holdings, Inc.	1,165	9,744
Mitsui Engineering & Shipbuilding Co., Ltd.	2,909,000	9,740
Casio Computer Co.	921,200	9,735
^ Promise Co., Ltd.	288,750	9,474
Tokyo Tatemono Co., Ltd.	1,113,000	9,470
MEDICEO Holdings Co., Ltd.	566,861	9,420
Kyowa Hakko Kogyo Co.	934,589	9,382
Susuken Co., Ltd.	255,720	9,345
Yaskawa Electric Corp.	869,380	9,298
Ono Pharmaceutical Co., Ltd.	187,600	9,254
The Suruga Bank, Ltd.	772,000	9,220
^ Sega Sammy Holdings Inc.	771,232	9,057
NOK Corp.	439,300	8,984
Mitsumi Electric Co., Ltd.	318,500	8,950
Ushio Inc.	433,600	8,874
Kaneka Corp.	1,182,982	8,847
Isetan Co.	743,500	8,806
Lawson Inc.	243,800	8,699
^ Toto Ltd.	1,082,000	8,685
Japan Retail Fund Investment Corp.	1,359	8,645
^* Japan Airlines System Co.	3,500,000	8,586
^ SBI Holdings, Inc.	36,225	8,522
Mitsubishi Rayon Co., Ltd.	2,109,000	8,503
^ Daido Steel Co., Ltd.	1,267,000	8,435
Mitsui Mining & Smelting Co., Ltd.	2,228,000	8,390
77 Bank Ltd.	1,341,000	8,359
^* Sanyo Electric Co., Ltd.	6,177,000	8,336
Nippon Paper Group, Inc.	3,490	8,246
Toyoda Gosei Co., Ltd.	252,300	8,214
Yokogawa Electric Corp.	835,597	8,161
Asics Corp.	621,139	8,101
Shinko Securities Co., Ltd.	2,053,000	8,061
Nippon Meat Packers, Inc.	713,000	8,044
^ Sapporo Holdings Ltd.	996,000	8,007
Tosoh Corp.	1,876,000	7,904
Hokuriku Electric Power Co.	343,700	7,804
Toyota Boshoku Corp.	255,100	7,797
Alps Electric Co., Ltd.	668,900	7,690
Santen Pharmaceutical Co., Ltd.	287,400	7,674
Taiheiyo Cement Corp.	3,507,000	7,608
Mazda Motor Corp.	1,787,000	7,599
Nitori Co., Ltd.	143,868	7,580
Nomura Real Estate Office Fund, Inc.	932	7,520
Minebea Co., Ltd.	1,395,000	7,470
Kamigumi Co., Ltd.	1,015,000	7,431
Denki Kagaku Kogyo K.K.	1,818,000	7,416
Fuji Electric Holdings Co., Ltd.	2,183,000	7,410
Nisshin Seifun Group Inc.	748,100	7,395
* Jupiter Telecommunications Co., Ltd.	8,744	7,342
Cosmo Oil Co., Ltd.	2,142,000	7,308
The Nishi-Nippon City Bank, Ltd.	2,641,307	7,178
Dowa Mining Co., Ltd.	1,068,000	7,174
NTT Urban Development Corp.	4,486	7,130
Nissan Chemical Industries, Ltd.	576,000	7,128
Kikkoman Corp.	576,000	7,043
Japan Petroleum Exploration Co., Ltd.	111,285	7,026
Shimamura Co., Ltd.	85,500	7,007
* Haseko Corp.	4,108,655	6,992
Hino Motors, Ltd.	1,006,000	6,988
Hitachi Chemical Co., Ltd.	403,900	6,985
Japan Prime Realty Investment Corp.	2,183	6,949
FamilyMart Co., Ltd.	228,900	6,802
^ Nikko Securities Co., Ltd.	400,000	6,794
CSK Corp.	245,500	6,782
Alfresa Holdings Corp.	109,900	6,777
Fujikura Ltd.	1,366,000	6,721
Idemitsu Kosan Co. Ltd.	77,747	6,695
Chiyoda Corp.	564,000	6,646
Toyo Suisan Kaisha, Ltd.	345,000	6,576
^ Oracle Corp. Japan	148,500	6,513
Showa Shell Sekiyu K.K.	735,900	6,443
* Yamato Kogyo Co., Ltd.	169,000	6,385
AEON Mall Co., Ltd.	247,600	6,383
^ Mitsukoshi, Ltd.	1,601,000	6,363
Brother Industries Ltd.	511,700	6,336
^ Aiful Corp.	304,300	6,320
Nisshinbo Industries, Inc.	582,000	6,267
Acom Co., Ltd.	248,940	6,244
Keisei Electric Railway Co., Ltd.	1,138,000	6,241
Urban Corp.	661,300	6,160
Tokai Rika Co., Ltd.	202,024	6,153
Tokuyama Corp.	856,000	6,127
Aioi Insurance Co., Ltd.	1,250,000	6,102
Mabuchi Motor Co.	109,500	6,091
Daicel Chemical Industries Ltd.	1,070,000	6,001
Diamond Lease Co., Ltd.	156,620	5,907
Sumitomo Rubber Industries Ltd.	663,000	5,907
Kansai Paint Co., Ltd.	848,000	5,629
Square Enix Co., Ltd.	194,500	5,613
USS Co., Ltd.	94,960	5,557
Meiji Dairies Corp.	1,030,000	5,552
Uny Co., Ltd.	700,000	5,500
Onward Kashiyama Co., Ltd.	539,000	5,459
^ Mitsubishi Logistics Corp.	444,000	5,399
Obic Co., Ltd.	27,250	5,156
Aeon Credit Service Co. Ltd.	337,690	5,095
Aoyama Trading Co., Ltd.	222,100	5,054
Hitachi High-Technologies Corp.	267,375	5,029
^ Ito En, Ltd.	231,300	4,980
Okuma Corp.	555,711	4,950
NHK Spring Co.	571,000	4,866
Otsuka Corp.	61,864	4,840
Canon Sales Co. Inc.	293,000	4,800
Taiyo Yuden Co., Ltd.	400,000	4,731
Hakuhodo DY Holdings Inc.	90,900	4,707
Ebara Corp.	1,484,000	4,673
^ Osaka Titanium Technologies Co.	71,826	4,632
Fuji Heavy Industries Ltd.	1,146,000	4,601
Coca-Cola West Japan Co., Ltd.	215,100	4,592
^ SBI E*Trade Securities Co., Ltd.	5,581	4,547
Pioneer Corp.	612,700	4,500
Shinko Electric Industries Co., Ltd.	263,153	4,463
JAFCO Co., Ltd.	122,900	4,436
Nippon Shokubai Co., Ltd.	496,000	4,417
Nomura Real Estate Holdings Inc.	204,400	4,411
Hitachi Metals Ltd.	321,000	4,264
Tokyo Steel Manufacturing Co.	424,300	4,241
Aozora Bank, Ltd.	1,442,000	4,208
^ Mizuho Trust & Banking Co., Ltd.	2,437,000	4,149
ZEON Corp.	661,527	3,991
Kinden Corp.	468,000	3,977
Hikari Tsushin, Inc.	101,600	3,870
Daihatsu Motor Co., Ltd.	375,000	3,850
^ Yamazaki Baking Co., Ltd.	429,000	3,724
Itochu Techno-Science Corp.	117,500	3,439
Hitachi Cable Ltd.	653,000	3,416
Tokyo Broadcasting System, Inc.	147,100	3,370
^ Matsui Securities Co., Ltd.	475,300	3,328
^* NEC Electronics Corp.	145,400	2,947
Fuji Television Network, Inc.	1,841	2,926
Ryohin Keikaku Co., Ltd.	47,000	2,896
^ Meiji Seika Kaisha Ltd.	638,000	2,793
^ Dainippon Pharmaceutical Co., Ltd.	311,000	2,586
^ Toho Titanium Co., Ltd.	106,942	2,515
House Foods Industry Corp.	140,100	2,488
Glory Ltd.	119,600	2,472
^ Wacoal Corp.	177,000	2,413
Shimachu Co.	84,536	2,342
Rinnai Corp.	72,000	2,329
Nichirei Corp.	489,000	2,299
Komori Corp.	107,100	2,286
Daifuku Co., Ltd.	161,427	2,207
Toda Corp.	398,000	2,071
Asatsu-DK Inc.	65,400	1,991
Sanwa Shutter Corp.	410,000	1,977
Takara Holdings Inc.	330,000	1,940
^* Oki Electric Industry Co. Ltd.	1,168,000	1,919
Hankyu Department Stores, Inc.	267,000	1,914
Comsys Holdings Corp.	221,000	1,910
Seino Transportation Co., Ltd.	276,000	1,879
Meitec Corp.	63,800	1,852
Q.P. Corp.	191,600	1,848
Nippon Kayaku Co., Ltd.	294,000	1,768
^* Matsumotokiyoshi Holdings Co., Ltd.	71,100	1,715
* K.K. DaVinci Advisors	2,080	1,694
EDION Corp.	149,545	1,692
^ Okumura Corp.	303,000	1,690
Nippon Light Metal Co.	947,000	1,658
Kose Corp.	63,170	1,557
^ OSG Corp.	150,111	1,523
^* Access Co., Ltd.	446	1,512
Gunze Ltd.	346,000	1,494
eAccess Ltd.	2,487	1,494
Nishimatsu Construction Co.	518,000	1,451
Sumitomo Osaka Cement Co., Ltd.	729,000	1,417
^ Tokyo Seimitsu Co., Ltd.	68,566	1,393
Kokuyo Co., Ltd.	158,700	1,306
Circle K Sunkus Co., Ltd.	89,900	1,298
Central Glass Co., Ltd.	326,000	1,217
^ TIS Inc.	68,800	1,205
Autobacs Seven Co., Ltd.	57,500	1,203
Round One Corp.	660	1,079
Sanken Electric Co., Ltd.	202,000	1,024
^ Aderans Co. Ltd.	63,300	1,012
^ Fuji Soft ABC Inc.	57,000	784
* Dowa Mining Co., Ltd. Rights Exp. 1/29/10	805,000	269
^* The Goodwill Group, Inc.	2,654	133

		10,313,490

New Zealand (0.4%)
^ Telecom Corp. of New Zealand Ltd.	6,989,611	22,083
Fletcher Building Ltd.	1,940,637	15,524
Auckland International Airport Ltd.	3,806,034	8,324
Contact Energy Ltd.	1,122,702	6,784
Sky City Entertainment Group Ltd.	1,811,773	6,285
Fisher & Paykel Healthcare Corp. Ltd.	981,153	2,358
Sky Network Television Ltd.	368,919	1,552
Kiwi Income Property Trust	1,357,270	1,394
Fisher & Paykel Appliances Holdings Ltd.	512,656	1,137
Vector Ltd.	474,018	792

		66,233

Singapore (3.5%)
Singapore Telecommunications Ltd.	30,957,290	80,633
United Overseas Bank Ltd.	4,742,567	58,974
DBS Group Holdings Ltd.	4,427,161	55,234
Oversea-Chinese Banking Corp., Ltd.	9,731,068	51,829
Keppel Corp., Ltd.	4,312,500	35,093
Capitaland Ltd.	6,004,895	25,429
Singapore Airlines Ltd.	2,045,010	22,526
Singapore Exchange Ltd.	3,104,496	21,571
Singapore Press Holdings Ltd.	5,864,833	18,192
City Developments Ltd.	1,946,412	15,700
Singapore Technologies Engineering Ltd.	5,229,407	12,439
Sembcorp Industries Ltd.	3,476,393	11,396
Fraser & Neave Ltd.	3,234,500	11,082
Cosco Corp. Singapore Ltd.	3,039,000	9,801
CapitaMall Trust	4,523,148	9,583
ComfortDelGro Corp. Ltd.	7,306,586	8,168
Jardine Cycle N Carriage Ltd.	533,128	7,449
SembCorp Marine Ltd.	3,194,800	7,099
Venture Corp. Ltd.	906,250	6,655
Keppel Land Ltd.	1,404,000	6,222
Parkway Holdings Ltd.	2,393,072	6,080
Ascendas REIT	3,857,000	5,976
Capitacommercial Trust	3,790,365	5,613
United Overseas Land Ltd.	2,022,556	5,242
Noble Group Ltd.	3,986,000	5,004
* Wilmar International Ltd.	1,618,000	4,801
Olam International Ltd.	2,422,000	4,480
Neptune Orient Lines Ltd.	1,708,000	3,965
Yanlord Land Group Ltd.	1,738,000	2,990
Allgreen Properties Ltd.	2,815,500	2,247
Singapore Post Ltd.	2,730,800	2,098
Singapore Land Ltd.	488,000	2,079
Wing Tai Holdings Ltd.	975,000	1,614
SMRT Corp. Ltd.	1,293,000	1,576
Singapore Petroleum Co. Ltd.	343,000	1,542
Haw Par Brothers International Ltd.	197,193	852

		531,234

Total Common Stocks
(Cost $13,198,164)		15,330,856

Temporary Cash Investments (4.0%)

Money Market Fund (3.9%)
1 Vanguard Market Liquidity Fund, 4.060%	609,972,135	609,972
	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 2.835%, 4/23/08	10,000	9,941

Total Temporary Cash Investments
(Cost, $619,908)		619,913

Total Investments (103.4%)
(Cost $13,818,072)		15,950,769

Other Assets and Liabilities - Net (-3.4%)		(526,464)

Net Assets (100%)		15,424,305

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $9,941,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $14,012,598,000. Net unrealized appreciation of investment securities for tax purposes was $1,938,171,000, consisting of unrealized gains of $2,856,568,000 on securities that had risen in value since their purchase and $918,397,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Topix Index	486	61,524	(6,751)
ASX 200 Index	181	22,714	(2,435)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

3/26/2008	AUD	26,041	USD	23,099	545
3/19/2008	JPY	6,454,080	USD	60,897	2,406

AUD-Australian dollar.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard European Stock Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.8%)

Austria (0.8%)
OMV AG	623,414	44,967
Erste Bank der Oesterreichischen Sparkassen AG	716,503	38,965
Telekom Austria AG	1,297,417	36,553
Voestalpine AG	432,619	26,678
Oesterreichische Elektrizitaetswirtschafts AG Class A	290,682	19,233
Raiffeisen International Bank-Holding AG	135,276	17,278
Immofinanz Immobilien Anlagen AG	1,713,360	16,306
* Meinl European Land Ltd.	1,122,803	14,475
Wienerberger AG	303,290	13,919
* IMMOEAST Immobilien Anlagen AG	1,563,929	13,847
Vienna Insurance Group	120,373	9,278
* Andritz AG	144,912	7,233
Flughafen Wien AG	21,889	2,447
* RHI AG	52,224	1,880
* BETandWIN.com Interactive Entertainment AG	49,233	1,660
Mayr-Melnhof Karton AG	15,608	1,550

		266,269

Belgium (1.8%)
Fortis	7,801,884	174,505
KBC Bank & Verzekerings Holding	682,337	87,113
InBev	695,010	57,357
Dexia	1,980,216	48,078
Groupe Bruxelles Lambert SA	303,692	35,299
Belgacom SA	637,090	31,156
Solvay SA	239,868	30,140
Delhaize Group	375,401	28,744
Umicore	93,241	21,301
UCB SA	412,697	20,079
Colruyt NV	64,214	16,187
Mobistar SA	117,922	11,098
* KBC Ancora	56,323	5,532
Compagnie Nationale a Portefeuille	68,610	4,493
Cofinimmo	17,388	3,391
Bekaert NV	23,671	2,997
Agfa Gevaert NV	240,994	2,685
D'Ieteren SA	6,832	2,445
Compagnie Maritime Belge SA	26,011	1,987
Barco NV	27,226	1,930
Euronav SA	43,909	1,624
Omega Pharma SA	34,070	1,594

		589,735

Denmark (1.3%)
Novo Nordisk A/S B Shares	1,833,426	115,672
* Vestas Wind Systems A/S	698,761	67,868
Danske Bank A/S	1,718,513	61,752
AP Moller-Maersk A/S B Shares	4,142	41,030
FLS Industries A/S B Shares	200,027	17,872
* DSV A/S	764,576	14,776
* Jyske Bank A/S	223,448	14,364
^ Carlsberg A/S B Shares	128,070	13,509
Novozymes A/S	173,363	13,497
Danisco A/S	186,242	12,555
AP Moller-Maersk A/S A Shares	1,031	10,156
*^ Topdanmark A/S	63,406	9,489
Sydbank A/S	236,843	8,591
^ Coloplast A/S B Shares	100,147	8,282
^ Trygvesta A/S	102,260	7,438
*^ William Demant A/S	90,695	6,167
*^ Rockwool International A/S	28,882	5,203
NKT Holding A/S	43,973	3,336
H. Lundbeck A/S	96,484	2,349
East Asiatic Co. A/S	30,275	2,192
*^ GN Store Nord A/S	370,955	2,031
Dampskibsselskabet Torm A/S	54,152	1,744
^ Bang & Olufsen A/S B Shares	19,445	1,222

		441,095

Finland (2.8%)
Nokia Oyj	14,848,560	546,760
Fortum Oyj	1,685,146	68,316
Sampo Oyj A Shares	1,633,697	42,960
UPM-Kymmene Oyj	1,998,398	37,888
Stora Enso Oyj R Shares	2,193,772	30,501
Metso Oyj	480,067	22,584
Kone Oyj	288,606	19,352
Elisa Oyj Class A	564,016	16,096
Wartsila Oyj B Shares	245,405	15,785
Neste Oil Oyj	487,559	15,656
Outokumpu Oyj A Shares	447,972	14,205
Nokian Renkaat Oyj	397,645	13,554
Rautaruuki Oyj	315,923	13,084
Kesko Oyj	250,888	12,881
YIT Oyj	483,480	10,256
SanomaWSOY Oyj	307,271	8,028
Orion Oyj	326,616	7,371
OKO Bank (Osuuspankkien Keskuspankki Oyj)	359,666	6,517
Cargotec Corp.	142,610	6,082
KCI Konecranes Oyj	112,896	3,457
^ Amer Sports Oyj A Shares	134,079	2,589
TietoEnator Oyj B Shares	138,407	2,580
Uponor Oyj	102,131	2,545

		919,047

France (14.3%)
Total SA	8,131,176	591,775
BNP Paribas SA	3,183,127	315,748
Sanofi-Aventis	3,856,436	314,485
France Telecom SA	6,889,629	242,983
Suez SA	3,916,860	239,923
AXA	5,942,993	204,126
Vivendi SA	4,393,894	177,055
^ Societe Generale Class A	1,408,425	176,916
Carrefour SA	2,262,347	159,313
* Groupe Danone	1,645,969	133,032
* Air Liquide SA	913,797	127,417
L'Oreal SA	945,582	116,633
Veolia Environnement	1,323,810	108,889
Vinci SA	1,549,130	105,908
Schneider Electric SA	833,647	96,430
LVMH Louis Vuitton Moet Hennessy	924,050	94,894
Lafarge SA	555,649	87,815
Cie. de St. Gobain SA	1,058,924	82,863
Renault SA	700,384	79,939
Alstom	392,581	79,277
Credit Agricole SA	2,488,562	76,581
Pernod Ricard SA	661,515	70,374
Bouygues SA	844,758	65,130
Accor SA	764,957	58,673
Unibail Co.	246,542	58,505
Alcatel-Lucent	8,720,356	54,399
Compagnie Generale des Etablissements Michelin SA	543,417	52,444
Essilor International SA	744,019	43,123
PSA Peugeot Citroen	576,462	42,674
Pinault-Printemps-Redoute SA	290,263	40,852
Gaz de France	741,562	40,211
Electricite de France	377,405	39,362
Vallourec SA	180,061	36,191
Lagardere S.C.A.	482,107	35,420
STMicroelectronics NV	2,575,555	32,062
Cap Gemini SA	518,121	28,230
Hermes International	262,417	26,364
Technip SA	384,209	24,816
* Compagnie Generale de Geophysique SA	98,362	23,009
CNP Assurances	168,196	20,568
^ Sodexho Alliance SA	361,604	19,676
Publicis Groupe SA	533,997	19,324
Thales SA	333,313	19,317
Casino Guichard-Perrachon SA	164,485	18,196
^ Aeroports de Paris (ADP)	130,821	14,674
Klepierre	263,881	14,089
SCOR SA	661,549	13,741
Air France	480,620	13,408
* Atos Origin SA	262,612	13,101
Neopost SA	120,817	12,270
Dassault Systemes SA	215,469	12,039
Natixis	699,210	11,876
Christian Dior SA	103,415	11,462
Societe Television Francaise 1	442,159	11,202
Thomson SA	914,090	11,176
Safran SA	624,323	10,278
Valeo SA	262,766	9,710
* ICADE	73,579	9,482
PagesJaunes SA	483,543	9,406
Imerys SA	120,916	9,382
Societe des Autoroutes Paris-Rhin-Rhone	85,947	9,356
JCDecaux SA	249,372	8,124
^ Zodiac SA	145,021	7,444
Gecina SA	47,210	6,519
Societe BIC SA	101,356	6,340
Wendel Investissement	61,340	6,155
Eiffage SA	69,896	6,140
M6 Metropole Television	246,810	6,096
Neuf Cegetel	117,162	6,093
Legrand SA	177,044	5,417
Eurazeo	45,856	4,870

		4,740,772

Germany (12.8%)
E.On AG	2,351,580	433,060
^ Siemens AG	3,214,754	414,386
Allianz AG	1,695,812	302,249
DaimlerChrysler AG (Registered)	3,260,261	254,951
BASF AG	1,851,983	241,204
Bayer AG	2,741,716	224,956
Deutsche Telekom AG	10,703,557	219,249
Deutsche Bank AG	1,915,462	215,598
RWE AG	1,679,840	206,211
SAP AG	3,348,732	160,721
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	781,573	140,421
Volkswagen AG	597,096	135,235
Deutsche Boerse AG	755,164	132,136
Deutsche Post AG	2,947,545	95,100
Commerzbank AG	2,357,282	71,605
ThyssenKrupp AG	1,359,832	66,482
Continental AG	579,772	60,198
Porsche AG	33,038	59,307
Linde AG	453,676	59,198
Volkswagen AG Pfd.	396,425	55,022
Man AG	424,833	52,371
Metro AG	610,450	50,031
Adidas AG	768,851	49,038
Fresenius Medical Care AG	715,300	36,802
K+S AG	140,177	35,460
Bayerische Motoren Werke AG	620,396	34,068
Henkel KGaA Pfd.	672,711	30,671
Merck KGaA	241,752	29,897
* Infineon Technologies AG	2,827,023	28,674
Deutsche Postbank AG	309,617	25,740
Beiersdorf AG	332,982	25,701
DaimlerChrysler AG	327,337	25,608
Salzgitter AG	156,086	24,479
Hypo Real Estate Holding AG	762,045	23,914
Deutsche Lufthansa AG	870,162	20,862
Celesio AG	323,006	19,022
* TUI AG	811,598	17,540
* Q-Cells AG	178,602	16,803
Henkel KGaA	396,944	16,614
Hochtief AG	160,206	16,132
RWE AG Pfd.	146,617	15,366
Solarworld AG	315,001	13,966
IVG Immobilien AG	358,606	12,207
Fresenius AG Pfd.	145,400	11,357
Rheinmetall AG	135,339	9,680
Bilfinger Berger AG	140,758	8,787
Puma AG	23,986	8,698
HeidelbergerCement AG	45,101	6,762
Wacker Chemie AG	29,402	6,402
ProSieben Sat.1 Media AG	315,795	6,354
Heidelberger Druckmaschinen AG	212,130	5,755
*^ Arcandor AG	265,719	4,937
Wincor Nixdorf AG	58,819	4,563
Fraport AG	60,221	4,538
* Premier AG	179,630	3,977
* Bayerische Motoren Werke (BMW)	68,661	3,282
Altana AG	140,260	3,152
Douglas Holding AG	58,687	2,959
Suedzucker AG	124,022	2,630
MLP AG	116,006	1,828

		4,263,916

Greece (1.2%)
National Bank of Greece SA	1,249,834	76,390
Alpha Credit Bank SA	1,492,010	49,443
Bank of Piraeus	1,208,658	38,839
EFG Eurobank Ergasias	1,175,496	33,198
Greek Organization of Football Prognostics	839,478	29,328
Hellenic Telecommunications Organization SA	840,727	26,125
Coca-Cola Hellenic Bottling Co. SA	607,695	25,656
Public Power Corp.	398,204	18,673
* GEA Group AG	601,025	18,572
National Bank of Greece SA ADR	1,330,268	16,429
Cosmote Mobile Communications SA	424,496	16,349
Titan Cement Co. SA	223,070	10,195
^ Hellenic Telecommunications Organization SA ADR	511,855	8,036
Hellenic Petroleum SA	410,775	6,200
Hellenic Exchanges SA	121,050	4,087
Viohalco, Hellenic Copper & Aluminum Industry SA	363,740	3,869
Hellenic Technodomiki Tev SA	262,692	3,377
Motor Oil (Hellas) Corinth Refineries SA	83,273	1,607
Folli-Follie SA	42,117	1,312

		387,685

Ireland (1.0%)
CRH PLC	2,065,914	78,354
Allied Irish Banks PLC	3,320,253	73,957
Bank of Ireland	3,740,900	54,839
* Elan Corp. PLC	1,770,840	45,050
Anglo Irish Bank Corp. PLC	1,420,861	20,092
Irish Life & Permanent PLC	1,035,275	16,592
Kerry Group PLC A Shares	496,035	13,350
Kingspan Group PLC	481,254	6,686
* Smurfit Kappa Group PLC	449,359	6,118
IAWS Group PLC	246,950	5,059
* Ryanair Holdings PLC ADR	137,428	4,593
* Ryanair Holdings PLC	753,689	4,304
DCC PLC	149,557	4,136
Paddy Power PLC	86,900	2,474
Greencore Group PLC	296,057	1,803

		337,407

Italy (5.7%)
Eni SpA	9,830,282	317,838
Unicredito Italiano SpA	35,261,122	261,325
Intesa Sanpaolo SpA	29,081,610	206,968
Enel SpA	16,341,438	181,505
Assicurazioni Generali SpA	3,982,980	169,614
Telecom Italia SpA	40,418,634	122,767
Fiat SpA	2,680,684	62,953
Unione Di Banche Italiane ScpA	2,287,213	57,192
Telecom Italia SpA RNC	22,700,011	52,133
* Banco Popolare SpA	2,519,114	50,769
Mediobanca Banca di Credito Finanziaria SpA	1,843,328	34,535
Finmeccanica SpA	1,122,573	33,553
Atlantia SpA	971,027	32,246
Mediaset SpA	2,908,465	25,593
Intesa Sanpaolo SpA Non Convertible Risp.	3,550,800	24,279
Snam Rete Gas SpA	3,309,521	21,945
Parmalat SpA	5,945,383	21,447
Alleanza Assicurazioni SpA	1,617,704	20,612
Banca Popolare di Milano SpA	1,567,094	19,810
^ Banca Monte dei Paschi di Siena SpA	4,211,263	19,519
Terna SpA	4,568,219	19,175
Saipem SpA	495,725	17,215
^ Luxottica Group SpA	533,473	15,102
* Pirelli & C. Accomandita per Azioni SpA	10,932,250	11,427
Fondiaria - Sai SpA	259,705	10,703
* Prysmian SpA	501,612	10,076
Lottomatica SpA	255,310	9,404
A2A SpA	2,262,568	9,096
Compagnia Assicuratrice Unipol SpA	3,342,667	8,811
Bulgari SpA	561,301	6,494
Autogrill SpA	380,856	6,438
* IFI-Istituto Finanziario Industriale SpA	214,814	6,292
^ Mediolanum SpA	955,358	6,283
IFIL Investments SpA	683,116	5,523
^ Italcementi SpA	263,064	5,240
Seat Pagine Gialle SpA	15,424,473	5,091
^ Banca Carige SpA	928,305	4,506
Compagnia Assicuratrice Unipol SpA	1,097,846	3,096
Italcementi SpA Risp.	202,267	2,862
^ Mondadori (Arnoldo) Editore SpA	253,994	2,041

		1,901,478

Luxembourg (0.8%)
ArcelorMittal	3,417,118	226,769
SES Global Fiduciary Depositary Receipts	575,365	14,022
Acergy SA	741,157	13,663
* Millicom International Cellular S.A.	124,226	12,968

		267,422

Netherlands (4.1%)
ING Groep NV	7,094,610	231,156
Unilever NV	6,474,502	211,134
Koninklijke (Royal) Philips Electronics NV	4,315,107	168,778
Koninklijke KPN NV	7,281,861	132,159
Aegon NV	5,519,617	82,461
Akzo Nobel NV	1,027,651	76,024
Koninklijke Ahold NV	4,766,843	62,468
TNT NV	1,516,479	56,225
Heineken NV	925,028	52,006
Reed Elsevier NV	2,354,812	43,081
ASML Holding NV	1,510,049	39,847
Wolters Kluwer NV	1,107,285	31,740
^ European Aeronautic Defence and Space Co.	1,232,097	31,425
Koninklijke DSM NV	554,227	23,396
Vedior NV	658,828	16,219
SBM Offshore NV	535,192	15,528
Fugro NV	218,205	14,956
* TomTom NV	228,352	12,603
Corio NV	151,024	12,472
Heineken Holding NV	206,448	10,532
^ Hagemeyer NV	1,103,789	7,733
^ Randstad Holding NV	194,874	7,504
* Qiagen NV	336,416	6,811
Wereldhave NV	38,892	4,335
Oce NV	157,079	3,159
^ Corporate Express	289,693	1,681
* ASML Holding NV (New York Shares)	34,293	912
Aegon NV (New York) ARS	3,320	49

		1,356,394

Norway (1.3%)
Statoil ASA	4,834,951	127,310
Telenor ASA	3,169,831	65,644
* Orkla ASA	3,136,904	41,529
DnB NOR ASA	2,760,836	36,085
Yara International ASA	661,415	32,162
Norsk Hydro ASA	2,654,178	31,802
* SeaDrill Ltd.	959,761	20,109
* Renewable Energy Corp. AS	649,500	16,976
Petroleum Geo-Services ASA	648,305	14,019
Storebrand ASA	1,533,460	12,520
* Aker Kvaerner ASA	628,970	11,837
Prosafe ASA	691,550	9,979
* Marine Harvest	9,688,151	5,217
^ Frontline Ltd.	97,334	4,168
Tandberg ASA	202,250	3,525
Schibsted ASA	87,002	2,670
* TGS Nopec Geophysical Co. ASA	202,907	2,478
*^ Ocean Rig ASA	316,528	2,176
* Det Norske Oljeselskap (DNO) ASA	1,427,029	1,862
Stolt-Nielsen SA	65,605	1,690
Tomra Systems ASA	275,533	1,652

		445,410

Portugal (0.5%)
Electricidade de Portugal SA	7,575,750	48,342
Portugal Telecom SGPS SA	2,992,513	38,548
Banco Comercial Portugues SA	6,783,870	21,215
Brisa-Auto Estradas de Portugal SA	1,132,946	16,789
Banco Espirito Santo SA	848,006	14,930
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	882,832	11,789
Cimpor-Cimento de Portugal SA	781,199	6,144
Sonae SGPS SA	2,983,412	5,648
Banco BPI SA	857,146	4,267
* Jeronimo Martins, SGPS, SA	350,736	2,878
* Sonae Industria - SGPS SA	117,045	800

		171,350

Spain (5.9%)
Telefonica SA	15,959,550	466,555
Banco Santander Central Hispano SA	23,615,094	415,335
Banco Bilbao Vizcaya Argentaria SA	14,151,654	297,691
Iberdrola SA	14,141,601	215,535
Repsol YPF SA	2,997,147	95,855
^ Banco Popular Espanol SA	3,204,920	49,667
ACS, Actividades de Contruccion y Servisios, SA	799,431	42,029
Industria de Diseno Textil SA	821,815	41,287
^ Abertis Infraestructuras SA	963,197	29,325
Acciona SA	107,962	27,515
Union Fenosa SA	405,604	27,120
* Iberdrola Renovables	3,189,861	25,704
Gamesa Corporacion Tecnologica, SA	645,011	24,541
Red Electrica de Espana SA	406,549	23,489
Gas Natural SDG SA	425,426	23,484
^ Banco De Sabadell SA	1,834,801	17,272
^ Grupo Ferrovial, SA	237,227	15,317
^ Acerinox SA	582,736	13,771
^ Cintra Concesiones de Infraestructuras de Transport SA	824,591	12,003
^ Fomento de Construc y Contra SA	171,256	11,429
Indra Sistemas, SA	428,048	11,047
^ Sacyr Vallehermoso SA	329,187	10,539
^ Zardoya Otis SA	433,158	10,198
Corporacion Mapfre SA	2,113,575	8,629
^ Bankinter SA	521,069	8,095
^ Gestevision Telecinco SA	369,718	7,978
Telefonica SA ADR	87,308	7,666
*^ Sogecable SA	180,219	7,472
Iberia (Linea Aerea Espana)	1,775,889	6,068
^ Antena 3 Television	323,320	4,553
^ Promotora de Informaciones SA	284,563	4,520
^ Zeltia SA	369,648	2,645

		1,964,334

Sweden (3.3%)
Telefonaktiebolaget LM Ericsson AB Class B	55,971,076	127,444
Nordea Bank AB	7,845,337	107,090
Hennes & Mauritz AB B Shares	1,793,576	97,226
TeliaSonera AB	8,467,256	75,249
Volvo AB B Shares	4,108,570	55,614
Svenska Handelsbanken AB A Shares	1,862,729	52,542
Sandvik AB	3,583,863	51,950
Skandinaviska Enskilda Banken AB A Shares	1,750,782	40,038
Atlas Copco AB - A Shares	2,527,244	36,228
* Svenska Cellulosa AB-B	2,115,289	33,996
Scania AB - B Shares	1,353,062	28,073
SKF AB - B Shares	1,534,284	27,664
Skanska AB B Shares	1,423,769	24,499
Volvo AB A Shares	1,793,495	24,142
Tele2 AB B Shares	1,153,388	23,647
Swedish Match AB	1,006,346	22,226
Assa Abloy AB	1,182,658	20,695
Atlas Copco AB - B Shares	1,473,208	19,491
Alfa Laval AB	359,476	19,404
SSAB Svenskt Stal AB Series A	685,644	18,174
Swedbank AB A Shares	675,500	17,543
Investor AB B Shares	865,400	17,351
Electrolux AB Series B	972,965	15,304
Getinge AB B Shares	641,751	15,062
Securitas AB B Shares	1,172,680	14,377
Modern Times Group AB B Shares	197,053	11,953
^ Husqvarna AB B Shares	1,037,089	10,619
Boliden AB	1,077,459	9,873
* Lundin Petroleum AB	876,754	8,716
SSAB Svenskt Stal AB Series B	309,137	7,466
Holmen AB	196,438	6,578
OMX AB	157,043	6,527
Oriflame Cosmetics SA	75,058	4,120
Castellum AB	287,704	3,275
Kungsleden AB	255,650	2,786
Trelleborg AB B Shares	150,444	2,750
Elekta AB B Shares	162,355	2,665
* SAS AB	275,733	2,655
Eniro AB	302,737	2,517
* Fabege AB	248,700	2,398
* Securitas Direct AB B Shares	582,304	2,304
D. Carnegie & Co. AB	145,040	2,107
Axfood AB	54,814	2,096
Securitas Systems AB B Shares	652,465	1,882
* Nobia AB	259,768	1,835
Wihlborgs Fastigheter AB	60,154	1,117
^ Billerud Aktiebolag	108,802	1,007
Hoganas AB B Shares	44,374	847

		1,083,122

Switzerland (10.1%)
Nestle SA (Registered)	1,484,171	664,456
Roche Holdings AG	2,652,750	481,663
Novartis AG (Registered)	8,758,486	443,734
UBS AG	7,753,714	322,119
Credit Suisse Group (Registered)	3,949,187	224,857
ABB Ltd.	8,191,873	204,890
Zurich Financial Services AG	548,078	156,932
Cie. Financiere Richemont AG	1,970,978	112,751
Syngenta AG	391,036	103,123
Swiss Re (Registered)	1,320,845	99,242
Holcim Ltd. (Registered)	790,933	77,248
Swisscom AG	85,348	34,070
Swatch Group AG (Bearer)	119,740	32,328
Swiss Life Holding	126,805	30,795
Synthes, Inc.	224,429	28,743
* Julius Baer Holding, Ltd.	393,764	27,660
Adecco SA (Registered)	502,458	26,377
Givaudan SA	24,903	24,557
SGS Societe Generale de Surveillance Holding SA (Registered)	17,689	23,072
Lonza AG (Registered)	173,370	22,250
Nobel Biocare Holding AG	89,093	22,122
* Geberit AG	148,532	20,687
* Logitech International SA	660,309	20,053
Kuehne & Nagel International AG	206,629	18,901
* Actelion Ltd.	359,739	17,985
Sonova Holding AG	178,417	15,950
Sulzer AG (Registered)	11,150	11,792
Schindler Holding AG (Bearer Participation Certificates)	190,640	11,424
CIBA Specialty Chemicals AG (Registered)	263,933	10,732
Swatch Group AG (Registered)	195,830	10,271
* Lindt & Spruengli AG	3,063	9,583
* OC Oerlikon Corp AG	24,935	9,158
Straumann Holding AG	29,428	7,561
Pargesa Holding SA	50,901	5,040
PSP Swiss Property AG	88,731	5,038
* EFG International	166,140	4,975
Rieter Holding AG	8,894	3,223
UBS AG (New York Shares)	70,740	2,921
Kuoni Reisen Holding AG (Registered)	6,195	2,817
Kudelski SA	94,897	1,573

		3,352,673

United Kingdom (32.1%)
BP PLC	68,523,178	730,319
HSBC Holdings PLC	44,448,724	666,886
Vodafone Group PLC	189,881,548	664,255
GlaxoSmithKline PLC	21,308,141	505,012
Rio Tinto PLC	3,763,385	376,797
Royal Dutch Shell PLC Class B	10,418,845	362,064
Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	303,748
Royal Bank of Scotland Group PLC	37,806,123	291,466
BG Group PLC	12,712,393	280,463
Anglo American PLC	5,005,146	276,563
BHP Billiton PLC	8,697,280	263,002
Tesco PLC	29,714,518	248,400
Barclays PLC	25,788,543	243,435
AstraZeneca Group PLC	5,594,666	234,958
British American Tobacco PLC	5,753,480	206,104
Diageo PLC	9,915,539	200,156
HBOS PLC	14,102,216	196,501
Royal Dutch Shell PLC Class A	5,224,513	187,305
Lloyds TSB Group PLC	21,311,248	186,118
Xstrata PLC	2,384,745	183,608
Unilever PLC	4,946,914	163,069
BT Group PLC	30,585,511	158,919
National Grid Transco PLC	9,863,093	152,465
Imperial Tobacco Group PLC	2,552,039	124,833
BAE Systems PLC	13,244,318	123,380
Aviva PLC	9,779,383	122,687
* Reckitt Benckiser Group PLC	2,284,218	119,647
Prudential PLC	9,267,366	118,805
Scottish & Southern Energy PLC	3,260,647	99,356
Centrica PLC	13,853,073	91,963
Cadbury Schweppes PLC	7,923,299	87,678
Standard Chartered PLC	2,516,408	84,384
SABMiller PLC	3,407,715	73,728
Man Group PLC	6,126,530	67,453
Rolls-Royce Group PLC	6,870,934	64,871
Legal & General Group PLC	24,391,257	64,573
Reuters Group PLC	4,770,299	57,607
Marks & Spencer Group PLC	6,409,252	57,311
Land Securities Group PLC	1,758,729	56,078
Reed Elsevier PLC	4,147,385	50,095
Old Mutual PLC	19,703,447	49,156
WPP Group PLC	3,932,351	48,408
Scottish & Newcastle PLC	3,032,044	47,413
United Utilities PLC	3,323,655	47,361
British Sky Broadcasting Group PLC	4,291,850	47,154
J. Sainsbury PLC	5,919,255	47,107
Smith & Nephew PLC	3,428,534	46,618
Compass Group PLC	7,306,212	46,331
International Power PLC	5,664,367	45,223
Pearson PLC	3,048,706	42,199
British Energy Group PLC	3,886,268	40,414
British Land Co., PLC	1,939,234	39,254
Resolution PLC	2,582,409	36,803
BP PLC ADR	575,360	36,679
Vodafone Group PLC ADR	1,030,225	35,852
Standard Life PLC	8,207,611	35,426
Wolseley PLC	2,496,494	34,592
Experian Group Ltd.	3,855,002	34,138
Royal & Sun Alliance Insurance Group PLC	12,125,686	32,892
Tullow Oil PLC	2,688,433	32,213
Johnson Matthey PLC	816,087	30,380
* Capita Group PLC	2,261,952	29,651
Cable and Wireless PLC	9,279,819	29,632
Smiths Group PLC	1,458,751	29,113
Carnival PLC	640,600	27,885
3i Group PLC	1,465,109	27,441
Morrison Supermarkets PLC	4,516,450	27,174
ICAP PLC	1,966,259	26,620
Kingfisher PLC	8,855,211	25,874
Severn Trent PLC	877,340	24,965
Hammerson PLC	1,092,097	24,815
Next PLC	799,819	22,574
Kelda Group PLC	1,034,401	22,439
FirstGroup PLC	1,658,453	21,988
The Sage Group PLC	4,886,724	21,559
ITV PLC	14,777,912	21,314
Rexam PLC	2,441,864	20,472
Whitbread PLC	750,378	20,393
^ Liberty International PLC	952,569	20,379
London Stock Exchange PLC	582,135	19,763
Yell Group PLC	2,929,080	19,534
Friends Provident PLC	6,853,205	19,065
Group 4 Securicor PLC	4,313,951	18,968
Home Retail Group	3,345,297	18,961
Shire PLC	1,044,930	18,724
Tate & Lyle PLC	1,814,382	17,731
Enterprise Inns PLC	1,973,132	17,627
InterContinental Hotels Group PLC	1,125,992	17,451
Amec PLC	1,250,224	17,205
Lonmin PLC	292,101	17,003
Persimmon PLC	1,080,089	16,683
Segro PLC	1,634,401	16,523
Bunzl PLC	1,262,380	15,946
Cobham PLC	4,246,207	15,748
Taylor Wimpey PLC	4,230,255	15,295
Serco Group PLC	1,810,838	15,164
Rentokil Initial PLC	6,921,346	14,959
EMAP PLC	807,829	14,887
Ladbrokes PLC	2,432,742	14,560
Burberry Group PLC	1,667,028	14,542
* British Airways PLC	2,160,571	14,425
GKN PLC	2,718,256	14,400
Meggitt PLC	2,511,646	14,370
Punch Taverns PLC	1,004,191	14,064
Balfour Beatty PLC	1,618,445	13,789
* Invensys PLC	2,993,129	13,573
Mitchells & Butlers PLC	1,512,897	13,497
Investec PLC	1,516,186	12,908
LogicaCMG PLC	5,810,741	12,583
Inchcape PLC	1,661,113	12,420
Daily Mail and General Trust PLC	1,109,680	11,711
Associated British Foods PLC	672,574	11,665
ARM Holdings PLC	4,924,932	11,525
National Express Group PLC	485,827	11,450
Hays PLC	5,560,977	11,439
Tomkins PLC	3,269,270	11,412
William Hill PLC	1,372,888	11,196
* TUI Travel PLC	2,173,485	11,114
Mondi PLC	1,433,793	11,040
DSG International PLC	7,072,917	10,761
^ Carphone Warehouse PLC	1,583,766	10,428
United Business Media PLC	938,313	10,323
* Thomas Cook Group PLC	1,919,787	10,217
Travis Perkins PLC	436,840	10,145
Vedanta Resources PLC	269,890	9,799
Antofagasta PLC	741,048	9,734
Stagecoach Group PLC	1,998,396	9,638
Kazakhmys PLC	394,168	9,609
Schroders PLC	440,106	9,593
^ Alliance & Leicester PLC	725,758	9,536
Kesa Electricals PLC	1,981,944	9,534
Barratt Developments PLC	1,107,125	9,354
IMI PLC	1,240,780	9,318
Signet Group PLC	6,409,345	8,402
The Berkeley Group Holdings PLC	336,034	6,799
Aggreko PLC	514,167	5,497
Arriva PLC	371,418	5,473
Intertek Testing Services PLC	294,436	5,161
De La Rue PLC Group	279,811	5,069
Cookson Group PLC	436,290	4,844
WPP Group PLC ADR	78,406	4,816
Close Brothers Group PLC	272,906	4,519
* Charter PLC	309,468	4,312
Biffa PLC	654,728	3,969
Brixton PLC	556,177	3,897
Tullett Prebon PLC	375,769	3,887
Cattles PLC	674,018	3,833
SSL International PLC	356,649	3,719
Misys PLC	1,043,225	3,640
Trinity Mirror PLC	551,035	3,619
Great Portland Estates PLC	336,310	3,255
The Davis Service Group PLC	318,535	3,227
Electrocomponents PLC	821,877	3,153
BBA Aviation PLC	778,609	2,896
Bovis Homes Group PLC	225,984	2,750
* CSR PLC	246,317	2,614
Premier Farnell PLC	657,281	1,864
* Galiform PLC	1,115,133	1,712
Rank Group PLC	735,862	1,333
*^ PartyGaming PLC	2,235,594	1,164
FKI PLC	903,616	918

		10,685,214

Total Common Stocks
(Cost $25,319,372)		33,173,323

Temporary Cash Investments (2.3%)

Money Market Fund (2.3%)
1 Vanguard Market Liquidity Fund, 4.060%	772,480,519	772,480
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 2.908%, 4/16/08	7,000	6,962

Total Temporary Cash Investments
(Cost $779,438)		779,442

Total Investments (102.1%)
(Cost $26,098,810)		33,952,765

Other Assets and Liabilities - Net (-2.1%)		(708,276)

Net Assets (100%)		33,244,489

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $6,962,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $26,118,124,000. Net unrealized appreciation of investment securities for tax purposes was $7,834,641,000, consisting of unrealized gains of $8,502,337,000 on securities that had risen in value since their purchase and $667,696,000 in unrealized losses on securities that had fallen in value since their purchase.

into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	1,425	45,742	(5,896)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

3/26/2008	EUR	34,876	USD	51,555	1,327

EUR-Euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.6%)

Argentina (0.5%)
Tenaris SA ADR	891,020	35,632
Tenaris SA	1,531,436	30,794
Siderar SA Class A	883,933	7,473
Banco Macro Bansud SA ADR	293,290	6,954
* Telecom Argentina SA	1,507,786	6,111
* Telecom Argentina SA ADR	298,341	6,068
^ Petrobras Energia Participaciones SA ADR	398,311	4,788
Petrobras Energia Participaciones SA	3,164,909	3,778
*^ Grupo Financiero Galicia SA ADR	328,529	2,089
BBVA Banco Frances SA ADR	183,742	1,369
Solvay Indupa S.A.I.C.	782,532	1,135
* IRSA Inversiones y Representaciones SA GDR	87,639	1,130
BBVA Banco Frances SA	424,248	1,048
Cresud SA ADR	58,152	1,005
* Transportadora de Gas Sur SA	953,920	997
* IRSA Inversiones y Representaciones SA	563,918	732
* Transportadora de Gas del SA ADR	103,706	570
Cresud SA	209,663	371

		112,044

Brazil (14.0%)
Petroleo Brasileiro SA Pfd.	9,005,956	411,642
Petroleo Brasileiro SA	6,491,648	355,767
Companhia Vale do Rio Doce Pfd. Class A	10,804,618	274,999
Companhia Vale do Rio Doce	7,612,170	224,297
Banco Bradesco SA	5,541,800	147,225
Banco Itau Holding Financeira SA	5,516,600	123,975
Petroleo Brasileiro SA Series A ADR	964,348	89,983
Petroleo Brasileiro SA ADR	721,877	80,229
Unibanco-Uniao de Bancos Brasileiros SA	6,056,183	78,155
Companhia de Bebidas das Americas Pfd.	1,104,009	77,513
Companhia Vale do Rio Doce Sponsored ADR	2,539,552	66,105
Companhia Siderurgica Nacional SA	2,040,760	63,810
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	1,165,737	54,675
Companhia Vale do Rio Doce ADR	1,771,521	53,110
Gerdau SA Pfd.	1,778,700	45,817
Tele Norte Leste Participacoes SA Pfd.	1,609,763	41,548
Itausa-Investimentos Itau SA	6,410,205	36,916
Banco Bradesco SA ADR	1,158,125	31,408
Banco Itau Holding Financeira SA ADR	1,260,111	29,335
Bovespa Holding SA	1,949,083	28,477
All America Latina Logistica	2,601,913	28,105
* Companhia Energetica de Minas Gerais Pfd.	1,669,940	26,544
* CESP - Companhia Energetica de Sao Paulo	1,017,966	26,332
Empresa Brasileira de Aeronautica SA	2,110,449	22,856
Vivo Participacoes SA Pfd.	3,490,570	20,142
Uniao de Bancos Brasileiros SA GDR	151,500	19,816
Centrais Electricas Brasileiras SA	1,568,191	19,524
Votorantim Celulose e Papel SA Pfd.	648,669	18,922
Banco do Brasil SA	1,115,365	18,547
* Ultrapar Participacoes S.A.	528,000	17,650
Tele Norte Leste Participacoes SA	454,281	17,433
Brasil Telecom Participacoes SA Pfd.	1,238,126	17,337
Bolsa de Mercadorias e Futuros	1,887,313	17,060
Bradespar SA Pfd.	791,311	17,005
Lojas Americanas SA Pfd.	2,228,798	16,916
Centrais Electricas Brasileiras SA Pfd. B Shares	1,322,419	16,750
Companhia Siderurgica Nacional SA ADR	171,084	16,542
Redecard SA	1,139,990	16,526
Aracruz Celulose SA Pfd. B Shares	2,294,505	16,292
Cyrela Brazil Realty SA	1,229,113	16,001
Perdigao SA	706,262	15,779
Metalurgica Gerdau SA	432,981	15,015
Souza Cruz SA	530,515	14,628
Tim Participacoes SA Pfd.	3,802,132	14,482
* Net Servicos de Comunicacao SA	1,246,241	14,482
CPFL Energia SA	832,589	14,323
Usinas Siderurgicas de Minas Gerais SA	291,022	14,146
Suzano Papel e Celulose SA	925,031	14,094
* B2W Com Global Do Varejo	393,412	13,981
Companhia de Saneamento Basico do Estado de Sao Paulo	638,882	13,497
Companhia de Concessoes Rodoviarias	815,640	13,146
Brasil Telecom SA Pfd.	1,299,632	13,041
Lojas Renner SA	826,737	12,972
Electropaulo Metropolitana SA	162,513,437	12,704
* GVT Holding SA	534,270	11,177
Gafisa SA	646,183	10,911
Brasil Telecom Participacoes SA	374,528	10,859
Embraer-Empresa Brasileira de Aeronautica SA ADR	250,188	10,858
Cosan SA Industria e Comercio	669,450	10,462
Tractebel Energia SA	916,709	10,423
Duratex SA Pfd.	502,792	10,405
Klabin SA	2,936,853	10,168
Tam SA	460,328	9,746
Sadia SA Pfd.	1,812,877	9,451
Gerdau SA ADR	344,162	8,931
* Fertilizantes Fosfatados S.A.	221,309	8,920
* MRV Engenharia e Participacoes SA	474,915	8,842
Natura Cosmeticos SA	907,789	8,773
Gerdau SA	407,725	8,739
Braskem SA	1,122,124	8,293
Banco do Estado do Rio Grande do Sul S.A.	1,399,660	7,798
Companhia Paranaense de Energia-COPEL	522,539	7,519
Gol - Linhas Aereas Inteligentes SA Pfd.	367,760	7,098
Aracruz Celulose SA ADR	94,389	6,778
Energias do Brasil SA	467,395	6,244
* JBS SA	2,102,563	5,845
Tele Norte Leste Participacoes ADR	204,830	5,326
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	131,785	4,821
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	245,669	4,539
Brasil Telecom Participacoes SA ADR	59,535	4,157
Companhia de Bebidas das Americas ADR	57,347	4,076
Companhia Energetica de Minas Gerais ADR	241,310	3,844
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	81,883	3,505
^ Sadia SA ADR	62,004	3,279
Companhia Paranaense de Energia-COPEL ADR	204,542	2,980
Diagnosticos da America	135,559	2,335
Tim Participacoes SA ADR	50,814	1,941
Banco Nossa Caixa SA	121,922	1,603
Companhia de Tecidos Norte de Minas Pfd.	284,520	1,294
* Banco Bradesco SA Pfd. Rights Exp. 2/18/08	75,408	171
Votorantim Celulose e Papel SA ADR	2,038	60
Vivo Participacoes SA ADR	9,939	58
Braskem SA ADR	2,279	34

		3,139,839

Chile (1.3%)
Empresas Copec SA	3,004,773	54,032
Empresas CMPC SA	625,716	25,737
Cencosud SA	5,539,149	23,261
Empresa Nacional de Electricidad SA	17,321,557	20,517
Enersis SA	69,329,579	20,007
CAP SA	528,921	14,124
Sociedad Quimica y Minera de Chile SA	741,157	12,929
Lan Airlines SA	921,001	12,275
S.A.C.I. Falabella, SA	2,039,135	11,198
Empresa Nacional de Telecomunicaciones SA	695,585	11,085
Banco Santander Chile SA	201,036,381	9,520
Banco de Credito e Inversiones	218,700	7,159
Distribucion y Servicio D&S SA	14,026,707	6,791
Colburn SA	41,784,978	6,657
Banco Santander Chile SA ADR	135,203	6,633
Empresa Nacional de Electricidad SA ADR	183,272	6,523
Enersis SA ADR	441,719	6,281
Compania de Telecomunicaciones de Chile SA	3,261,541	5,865
Compania Cervecerias Unidas SA	846,858	5,814
Vina Concha y Toro SA	2,285,875	4,430
Masisa SA	20,913,110	4,234
Inversiones Aguas Metropolitanas SA	3,137,915	3,784
* Compania SudAmericana de Vapores SA	2,019,725	3,697
Cristalerias de Chile	274,845	3,048
Embotelladora Andina SA	1,046,922	2,999
Corpbanca	326,610,395	2,300
Madeco SA	21,196,757	2,123
Sociedad Quimica y Minera de Chile SA ADR	11,607	2,057
Parque Arauco SA	1,797,985	1,936
Embotelladora Andina SA Pfd. Class B	552,574	1,773
Distribucion y Servicio D&S SA ADR	45,745	1,297
Compania de Telecomunicaciones de Chile SA ADR	144,287	1,058
Empresas Iansa SA	9,067,339	683

		301,827

China (14.2%)
China Mobile (Hong Kong) Ltd.	41,764,167	615,737
PetroChina Co. Ltd.	132,216,394	182,652
China Life Insurance Co., Ltd.	49,000,520	176,445
CNOOC Ltd.	105,726,952	149,437
China Petroleum & Chemical Corp.	116,939,340	122,737
Industrial and Commercial Bank of China	202,541,043	121,925
China Construction Bank	172,211,618	120,637
China Shenhua Energy Co. Ltd. H-Shares	22,513,000	117,294
China Communications Construction Co., Ltd.	29,169,914	69,900
Ping An Insurance (Group) Co. of China Ltd.	9,771,308	68,967
China Telecom Corp. Ltd.	96,916,916	67,821
Bank of China	159,207,645	65,599
Bank of Communications Ltd. Class H	40,373,456	45,216
China Overseas Land & Investment Ltd.	24,629,884	42,215
China COSCO Holdings Co., Ltd.	18,076,500	41,624
CITIC Pacific Ltd.	7,689,904	38,148
China Merchants Holdings International Co. Ltd.	7,532,136	36,795
Fujian Zijin Mining Industry Co., Ltd.	28,114,120	33,737
China Merchants Bank Co., Ltd. Class H	9,330,500	32,896
Aluminum Corp. of China Ltd.	22,148,040	31,014
China Coal Energy Co.	12,245,000	28,627
China Resources Enterprise Ltd.	8,303,055	27,987
GOME Electrical Appliances Holdings Ltd.	11,391,380	25,969
China Unicom Ltd.	11,173,593	25,642
China Resources Power Holdings Co., Ltd.	10,092,720	24,175
China Shipping Development Co.	9,124,446	23,540
* China Railway Group, Ltd.	21,664,616	23,533
Yanzhou Coal Mining Co. Ltd. H Shares	13,773,896	23,240
China Resources Land Ltd.	11,724,000	20,448
*^ China Citic Bank	34,915,590	20,230
Denway Motors Ltd.	34,205,313	20,177
^ Guangzhou R&F Properties Co. Ltd.	7,118,000	18,841
Shimao Property Holdings Ltd.	10,340,862	18,404
China Mengniu Dairy Co., Ltd.	6,966,356	18,295
China Netcom Group Corp. Hong Kong Ltd.	5,860,502	18,006
Huaneng Power International, Inc. H Shares	21,591,536	17,323
Jiangxi Copper Co. Ltd.	9,767,036	17,208
*^ Country Garden Holdings Co.	22,635,307	17,160
Lenovo Group Ltd.	24,068,716	16,662
*^ Alibaba.com, Ltd.	7,034,687	16,654
Anhui Conch Cement Co. Ltd.	3,053,634	16,548
* Inner Mongolia Yitai Coal Co., Ltd.	2,297,300	16,547
Hengan International Group Co. Ltd.	4,394,000	16,065
^ PICC Property and Casualty Co., Ltd.	16,983,551	15,937
Cosco Pacific Ltd.	7,945,968	15,935
Shanghai Electric Group Co., Ltd. Class H	19,715,490	15,341
Air China Ltd.	17,174,573	15,200
Nine Dragons Paper Holdings Ltd.	9,108,150	14,881
Beijing Capital International Airport Co., Ltd.	11,082,872	14,754
* China National Building Material Co., Ltd.	6,387,589	14,338
Beijing Datang Power Generation Co., Ltd.	22,874,978	14,147
Shanghai Industrial Holding Ltd.	3,744,045	13,948
Angang Steel Co., Ltd.	7,714,948	13,795
Beijing Enterprises Holdings Ltd.	3,144,000	13,291
Dongfeng Motor Corp.	19,996,926	13,276
^ Li Ning Co., Ltd.	4,748,568	13,201
Chaoda Modern Agriculture Holdings Ltd.	12,682,165	12,905
^ Sinofert Holdings, Ltd.	15,350,000	12,294
Agile Property Holdings, Inc.	10,443,177	11,691
China Travel International	20,302,888	10,914
Zhejiang Expressway Co., Ltd.	10,193,584	10,840
* Harbin Power Equipment Co., Ltd.	4,663,867	10,562
* China Vanke Co., Ltd.	5,143,000	10,499
*^ China Everbright Ltd.	5,069,960	10,440
China International Marine Containers (Group) Co.,Ltd.	5,481,259	10,431
* China High Speed Transmission Equipment Group Co., Ltd.	5,591,872	10,197
* China Insurance International Holdings Co., Ltd.	4,913,007	10,145
China Oilfield Services Ltd.	5,506,000	10,030
Shanghai Zhenhua Port Machinery Co., Ltd. Class B	4,589,100	9,688
* Semiconductor Manufacturing International Corp.	112,240,120	9,203
* China Molybdenum Co. Ltd.	8,402,626	9,188
China Shipping Container Lines Co. Ltd.	24,138,618	9,115
* China Communication Services Corp. Ltd.	11,602,000	8,983
* Yantai Changyu Pioneer Wine Co. Ltd.	1,246,100	8,911
Jiangsu Expressway Co. Ltd. H Shares	8,810,796	8,252
CNPC Hong Kong Ltd.	17,304,330	8,196
Guangdong Investment Ltd.	17,552,912	8,073
Sinopec Shanghai Petrochemical Co. Ltd.	16,875,504	7,589
* China Eastern Airlines Corp. Ltd.	11,238,936	7,459
Hopson Development Holdings Ltd.	4,060,211	7,340
* Dongfang Electrical Corp Ltd.	1,180,000	7,017
*^ China Southern Airlines Co. Ltd.	8,025,308	6,952
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	3,590,100	6,832
*^ China Bluechemical, Ltd.	12,082,000	6,719
^ Maanshan Iron and Steel Co. Ltd.	12,621,016	6,707
The Guangshen Railway Co., Ltd.	10,405,039	6,597
ZTE Corp.	1,145,664	6,371
* China Agri-Industries Holdings Ltd.	10,202,534	6,043
^ BYD Co. Ltd.	1,066,408	5,903
Shenzhen Investment Ltd.	12,201,784	5,590
* Shougang Concord International Enterprises Co., Ltd.	19,939,469	5,589
Guangzhou Investment Co. Ltd.	26,524,000	5,368
* KWG Property Holding, Ltd.	5,540,000	5,286
^ Hunan Non-Ferrous Metal Corp., Ltd.	11,934,000	5,133
* CITIC Resources Holdings Ltd.	12,980,000	5,054
Xinao Gas Holdings Ltd.	2,228,695	4,315
Tsingtao Brewery Co., Ltd.	1,206,104	4,209
TPV Technology Ltd.	4,749,372	3,038
Shenzhen Expressway Co. Ltd.	2,819,564	2,653
Zhejiang Southeast Electric Power Co., Ltd.	2,516,478	2,447
Weichai Power Co., Ltd. Class H	467,920	2,360
Weiqiao Textile Co. Ltd.	1,638,795	2,083
TravelSky Technology Ltd.	2,100,944	2,079
Sinotrans Ltd.	5,856,910	2,007
*^ China Foods Ltd.	3,108,750	2,000
Huadian Power International Corp. Ltd.	5,789,704	1,952
Shanghai Forte Land Co., Ltd.	3,870,000	1,949
*^ Sinopec Yizheng Chemical Fibre Co., Ltd.	5,988,000	1,946
*^ Brilliance China Automotive Holdings Ltd.	9,003,236	1,846
Global Bio-chem Technology Group Co. Ltd.	5,446,748	1,759
^ FU JI Food & Catering Services	996,000	1,707
Guangdong Electric Power Development Co., Ltd.	2,487,994	1,702

		3,204,279

Colombia (0.2%)
Bancolombia SA ADR	1,065,827	35,609

Czech Republic (0.8%)
Ceske Energeticke Zavody a.s.	1,440,077	98,935
Komercni Banka a.s.	107,235	23,353
Cesky Telecom a.s.	793,395	23,029
* Central European Media Enterprises Ltd.	193,879	17,931
Zentiva NV	174,002	9,149
* Unipetrol a.s.	234,547	3,901
Philip Morris CR a.s.	1,770	757

		177,055

Egypt (0.7%)
Orascom Construction Industries GDR	423,355	88,019
Orascom Telecom Holding SAE GDR	930,881	69,488

		157,507

Hungary (0.8%)
OTP Bank Nyrt.	1,862,398	80,756
MOL Hungarian Oil and Gas Nyrt.	423,058	56,868
Richter Gedeon Nyrt.	98,244	22,048
Magyar Tavkozlesi Nyrt.	3,335,590	16,273

		175,945

India (8.2%)
Reliance Industries Ltd.	4,522,732	286,894
Infosys Technologies Ltd.	3,152,046	121,278
ICICI Bank Ltd.	3,532,835	104,114
Housing Development Finance Corp. Ltd.	1,291,667	94,124
Larsen & Toubro Ltd.	746,933	70,212
Reliance Communication Ventures	4,222,728	65,106
ICICI Bank Ltd. ADR	905,672	55,029
HDFC Bank Ltd.	1,348,673	54,306
Oil and Natural Gas Corp. Ltd.	1,770,362	45,099
Bharat Heavy Electricals Ltd.	807,032	42,732
Axis Bank Ltd.	1,353,723	38,932
ITC Ltd.	7,479,602	37,651
Reliance Capital Ltd.	762,907	36,902
Reliance Energy Ltd.	707,919	36,164
Hindustan Lever Ltd.	6,033,081	32,261
Jaiprakash Associates Ltd.	3,367,540	31,369
DLF Ltd.	1,388,332	28,873
Satyam Computer Services Ltd.	2,798,534	28,089
Tata Iron and Steel Co. Ltd.	1,368,463	25,915
Jindal Steel & Power Ltd.	425,610	25,329
Tata Motors Ltd.	1,320,271	23,583
* Sterlite Industries (India) Ltd.	1,167,447	22,520
Infrastructure Development Finance Co., Ltd.	4,398,684	22,479
Kotak Mahindra Bank	833,795	22,026
Unitech, Ltd.	2,210,545	21,882
* Indiabulls Real Estate Ltd.	1,198,610	19,689
Tata Consultancy Services Ltd.	878,063	19,638
Wipro Ltd.	1,766,364	19,102
Grasim Industries Ltd.	249,547	18,901
Gail India Ltd.	1,758,734	18,393
Mahindra & Mahindra Ltd.	986,446	16,822
Tata Power Co. Ltd.	505,093	16,705
Indiabulls Financial Services Ltd.	929,377	16,696
* Reliance Natural Resources, Ltd.	4,586,846	15,859
Hindalco Industries Ltd.	3,592,789	15,159
NTPC Ltd.	2,866,540	14,459
State Bank of India	257,236	14,308
* GMR Infrastructure Ltd.	2,982,626	13,306
Ambuja Cements Ltd.	4,283,989	13,290
HDFC Bank Ltd. ADR	109,493	13,067
Bajaj Auto Ltd.	212,069	12,819
Sun Pharmaceutical Industries Ltd.	416,671	12,144
Siemens India Ltd.	280,798	12,064
* Aditya Birla Nuvo Ltd.	233,658	11,981
Cipla Ltd.	2,247,493	10,915
Maruti Udyog Ltd.	486,262	10,630
Zee Entertainment Enterprises	1,441,228	10,548
* Asea Brown Boveri India Ltd.	351,216	10,161
Hero Honda Motors Ltd.	562,349	10,015
Dr. Reddy's Laboratories Ltd.	705,447	9,533
Ranbaxy Laboratories Ltd.	1,028,631	9,158
Glenmark Pharmaceuticals Ltd.	691,742	8,739
Associated Cement Cos. Ltd.	372,573	7,346
* Cairn India Ltd.	1,271,075	6,387
Satyam Computer Services Ltd. ADR	256,358	6,242
Indian Hotels Co. Ltd.	1,726,754	6,115
* United Spirits Ltd.	140,031	6,079
Bharat Petroleum Corp. Ltd.	619,572	5,748
State Bank of India GDR	49,983	5,654
Ultratech Cemco Ltd.	249,858	5,647
Videsh Sanchar Nigam Ltd.	383,416	5,159
Bharat Electronics Ltd.	115,555	4,610
Mahanagar Telephone Nigam Ltd.	1,240,739	3,787
HCL Technologies Ltd.	575,803	3,583
^ Wipro Ltd. ADR	260,435	3,146
Tata Tea Ltd.	115,916	2,470
Dr. Reddy's Laboratories Ltd. ADR	122,297	1,694
* Dish TV India Ltd.	539,583	937
* Tata Steel Ltd.	284,009	780
* State Bank of India Rights	51,447	754
Videsh Sanchar Nigam Ltd. ADR	15,694	417
^ Mahanagar Telephone Nigam Ltd. ADR	58,134	378
Infosys Technologies Ltd. ADR	5,765	239
Reliance Industries Ltd. GDR	1,845	232

		1,824,374

Indonesia (1.9%)
PT Bumi Resources Tbk	121,262,902	86,140
PT Telekomunikasi Indonesia Tbk	70,640,279	71,852
PT Astra International Tbk	14,170,096	42,712
PT Bank Central Asia Tbk	86,703,660	33,946
PT Bank Rakyat Indonesia Tbk	38,656,156	29,897
PT Perusahaan Gas Negara Tbk	14,442,365	21,443
PT Bank Mandiri Tbk	51,055,084	18,921
PT Indonesian Satellite Corp. Tbk	17,420,118	13,541
PT United Tractors Tbk	9,064,434	13,328
PT International Nickel Indonesia Tbk	14,196,850	12,494
PT Bank Danamon Tbk	12,478,870	9,952
PT Indofood Sukses Makmur Tbk	31,740,560	9,912
PT Aneka Tambang Tbk	23,808,659	9,476
PT Astra Agro Lestari Tbk	2,776,180	9,268
PT Unilever Indonesia Tbk	11,668,680	8,861
* PT Truba Alam Manunggal Engineering Tbk	52,394,767	7,412
PT Semen Gresik Tbk	10,689,320	6,572
PT Indocement Tunggal Prakarsa Tbk (Local)	6,849,572	5,847
PT Kalbe Farma Tbk	37,192,752	4,904
PT Gudang Garam Tbk	4,561,100	4,107
* PT Energi Mega Persada Tbk	16,592,030	2,526
* PT Bank Indonesia Tbk	32,660,300	2,215
PT Ramayana Lestari Sentosa Tbk	22,401,620	1,867
* PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	7,066,431	172

		427,365

Israel (2.4%)
Teva Pharmaceutical Industries Ltd.	5,327,343	245,197
Israel Chemicals Ltd.	3,620,751	46,905
Bank Hapoalim Ltd.	6,672,636	31,133
Bank Leumi Le-Israel	5,987,935	30,018
* Check Point Software Technologies Ltd.	1,223,849	26,068
The Israel Corp. Ltd.	16,258	16,366
* Makhteshim-Agan Industries Ltd.	2,045,768	16,228
Bezeq Israeli Telecommunication Corp., Ltd.	7,415,240	13,749
* NICE Systems Ltd.	418,588	13,001
Partner Communications Co. Ltd.	570,447	11,993
Elbit Systems Ltd.	168,733	10,589
* Cellcom Israel Ltd.	274,824	8,473
* Israel Discount Bank Ltd.	3,177,550	8,152
United Mizrahi Bank Ltd.	879,103	7,208
Ormat Industries Ltd.	524,993	7,070
Africa-Israel Investments Ltd.	90,073	6,401
* Oil Refineries Ltd.	7,088,238	6,385
Discount Investment Corp. Ltd.	179,158	4,609
Koor Industries Ltd.	66,414	4,460
IDB Development Corp. Ltd.	134,131	4,044
Clal Insurance Enterprise Holdings Ltd.	137,948	3,506
Migdal Insurance Holdings Ltd.	2,095,461	3,437
Delek Group, Ltd.	17,230	3,272
Harel Insurance Investments Ltd.	56,717	3,247
* Retalix Ltd.	160,625	2,557
* Alvarion Ltd.	253,768	2,266
Gazit Globe (1982) Ltd.	198,898	1,886
* Strauss Group Ltd.	113,612	1,766
* Audiocodes Ltd.	266,259	1,249
* Radware Ltd.	81,042	1,134
* Aladdin Knowledge Systems	53,538	1,130
*^ Given Imaging Ltd.	66,586	1,103

		544,602

Malaysia (2.8%)
* Sime Darby Bhd.	16,434,613	59,938
Bumiputra-Commerce Holdings Bhd.	17,601,832	56,520
Malayan Banking Bhd.	13,577,174	49,880
* IOI Corp. Bhd.	22,432,355	49,820
Genting Bhd.	12,931,890	29,455
Tenaga Nasional Bhd.	9,114,746	25,972
Public Bank Bhd.	7,291,760	25,891
Telekom Malaysia Bhd.	7,242,440	25,519
Resorts World Bhd.	20,232,710	24,623
Malaysia International Shipping Corp., Bhd. (Foreign)	7,584,765	22,472
Gamuda Bhd.	11,007,188	17,564
Kuala Lumpur Kepong Bhd.	2,968,508	16,122
YTL Corp., Bhd.	5,960,662	14,371
AMMB Holdings Bhd.	11,002,858	12,586
British American Tobacco Bhd.	900,505	11,761
Petronas Gas Bhd.	3,499,128	11,311
PPB Group Bhd.	3,317,144	11,151
PLUS Expressways Bhd.	10,633,582	10,833
IJM Corp. Bhd.	4,171,550	9,756
Bursa Malaysia Bhd.	2,233,352	9,103
* KNM Group Bhd.	4,094,831	9,093
Berjaya Sports Toto Bhd.	5,311,156	8,593
SP Setia Bhd.	5,340,552	8,326
Digi.com Bhd.	1,082,595	8,141
Tanjong Public Ltd. Co.	1,588,236	7,943
UMW Holdings Malaysia Bhd.	1,657,780	7,350
Hong Leong Bank Bhd.	3,417,536	6,170
Magnum Corp., Bhd.	5,788,342	5,879
Malaysia Mining Corp., Bhd.	4,272,800	5,440
UEM World Bhd.	4,480,483	5,336
YTL Power International Bhd.	6,796,607	5,311
Alliance Financial Group Berhad	5,142,117	4,672
Petronas Dagangan Bhd.	1,833,400	4,644
Lafarge Malayan Cement Bhd.	2,506,020	4,072
RHB Capital Bhd.	2,417,535	4,032
IGB Corp., Bhd.	4,937,600	3,398
Astro All Asia Networks PLC	2,818,590	3,360
* Airasia Bhd.	6,290,748	3,195
KLCC Property Holdings Bhd.	3,107,200	3,184
Malaysian Airline System Bhd.	2,089,800	2,846
* Malaysian Resources Corp., Bhd.	3,164,694	2,673
* Proton Holdings Bhd.	1,922,500	2,479
Hong Leong Financial Group Bhd.	1,626,700	2,478
Media Prima Bhd.	2,673,000	2,137
Shell Refining Co. Malaysia Bhd.	537,844	1,850
Star Publications Bhd.	1,729,432	1,843
Guinness Anchor Bhd.	1,015,291	1,735
Multi-Purpose Holdings Bhd.	2,412,800	1,554
* Mulpha International Bhd.	3,347,900	1,442
Malaysian Bulk Carriers Bhd.	1,168,475	1,392
TA Enterprise Bhd.	3,487,700	1,380
IOI Properties Bhd.	331,200	1,347
* Pos Malaysia & Services Holding Bhd.	1,759,800	1,295
Malaysian Pacific Industries Bhd.	455,300	1,282
Scomi Group Bhd.	2,963,699	1,200
DRB-Hicom Bhd.	2,583,400	1,194

		632,914

Mexico (5.1%)
America Movil SA de CV	128,611,545	386,482
Cemex SA CPO	49,218,806	134,450
Telefonos de Mexico SA	53,160,909	96,469
Wal-Mart de Mexico SA	21,640,050	77,599
Grupo Televisa SA CPO	17,269,598	77,253
Fomento Economico Mexicano UBD	15,057,468	54,328
Grupo Mexico SA de CV	8,928,083	52,347
Grupo Financerio Banorte SA de CV	9,237,030	38,096
* Empresas ICA SA de CV	3,006,152	19,516
Grupo Modelo SA	3,682,147	17,029
Industrias Penoles SA Series CP	708,463	16,356
Grupo Carso SA de CV Series A1	4,136,566	16,231
Kimberly Clark de Mexico SA de CV Series A	3,442,236	13,939
Alfa SA de CV Series A	2,190,831	13,487
Grupo Bimbo SA	2,149,788	12,845
Grupo Elektra SA	512,140	12,222
* Carso Global Telecom SAB de CV	2,524,818	11,343
* URBI Desarrollos Urbanos SA de CV	3,161,093	11,160
Coca-Cola Femsa SA de CV	2,148,285	10,142
* Axtel, S.A.B. de C.V.	4,200,026	9,991
* Desarrolladora Homex SA de CV	1,080,690	9,967
* Corporacion GEO, SA de CV	3,065,917	9,876
Grupo Aeroportuario del Pacifico SA ADR	200,593	8,599
* Banco Conpartamos SA de CV	1,697,670	7,376
Controladora Comercial Mexicana SA de CV (Units)	2,628,431	6,551
Grupo Aeroportuario del Sureste SA de CV	948,183	5,166
Grupo Aeroportuario del Pacifico SA	1,110,807	4,756
Consorcio ARA SA de CV	3,245,355	3,492
* Carso Infraestructura y Construccion, SA	2,993,699	2,964
Cemex SAB de CV ADR	12,499	339

		1,140,371

Peru (0.7%)
Credicorp Ltd.	473,357	34,437
Compania de Minas Buenaventura SA	484,047	32,143
^ Southern Peru Copper Corp. (U.S. Shares)	330,367	31,002
Southern Copper Corp.	290,569	27,313
Compania de Minas Buenaventura S.A.u. ADR	100,576	6,739
Volcan Compania Minera SA	3,066,821	6,691
Minsur SA	2,925,271	6,282
* Compania Minera Milpo S.A.	1,504,815	2,796

		147,403

Philippines (0.6%)
Philippine Long Distance Telephone Co.	395,810	29,427
Ayala Land, Inc.	37,127,150	13,197
Ayala Corp.	1,049,972	12,430
Bank of Philippine Islands	7,876,308	11,406
SM Investments Corp.	1,135,776	8,621
Globe Telecom, Inc.	190,993	7,409
SM Prime Holdings, Inc.	27,323,030	6,706
* Manila Electric Co.	3,266,032	6,605
* PNOC Energy Development Corp.	42,689,103	6,446
* International Container Terminal Services, Inc.	6,647,426	6,393
Banco De Oro	4,177,491	5,516
Megaworld Corp.	60,961,739	4,292
Metropolitan Bank & Trust Co.	4,017,310	4,060
Jollibee Foods Corp.	2,755,059	3,369
San Miguel Corp. Class B	1,313,077	1,813
First Philippine Holdings Corp.	932,045	1,198
Petron Corp.	8,659,592	1,182
* Filinvest Land, Inc.	37,239,383	1,081

		131,151

Poland (1.7%)
Powszechna Kasa Oszczednosci Bank Polski SA	3,512,181	65,897
Bank Polska Kasa Opieki Grupa Pekao SA	734,621	60,077
Telekomunikacja Polska SA	4,921,775	47,251
Polski Koncern Naftowy SA	2,260,434	38,292
KGHM Polska Miedz SA	846,690	32,356
Polish Oil & Gas	8,335,252	15,264
* Globe Trade Centre SA	863,076	13,156
Bank Zachodni WBK SA	157,273	12,331
TVN SA	1,089,115	9,964
* Bank Rozwoju Eksportu SA	62,930	9,778
* Polimex Mostostal SA	3,057,688	9,526
* PBG SA	61,200	7,373
BIG Bank Gdanski SA	2,135,843	6,997
* Getin Holding SA	1,279,560	6,529
* Cersanit-Krasnystaw SA	511,457	6,327
Agora SA	295,366	5,816
Asseco Poland SA	197,630	5,538
* Echo Investment SA	1,797,550	4,889
Orbis SA	205,275	4,856
* Bioton SA	7,496,752	3,400
* Grupa Lotos SA	190,883	3,083
Bank Przemyslowo Handlowy PBK SA	68,306	2,708
Grupa Kety SA	42,291	2,207
Prokom Software SA	42,955	2,112
Polska Grupa Farmaceutyczna SA	39,720	1,403
Debica SA	28,945	1,089
Sygnity SA	49,782	753
* Boryszew SA	159,205	626

		379,598

Russia (9.8%)
OAO Gazprom ADR	16,535,475	805,236
LUKOIL Sponsored ADR	3,273,856	228,169
* Sberbank	59,908,113	221,575
MMC Norilsk Nickel ADR	599,285	146,212
Mobile TeleSystems ADR	1,389,377	115,554
OAO Vimpel-Communications Sponsored ADR	3,219,440	110,878
* RAO Unified Energy System GDR	575,279	57,470
Surgutneftegaz OJSC ADR	1,019,979	48,850
* VTB Bank OJSC - GDR	5,951,857	48,137
Tatneft GDR	462,717	46,906
NovaTek OAO GDR	531,876	35,602
Rosneft Oil Co. GDR	4,436,778	31,858
Cherepovets MK Severstal GDR	1,423,407	30,559
^ Rostelecom ADR	428,605	29,201
Polyus Gold ADR	534,110	27,515
Sistema JSFC GDR	681,204	24,599
* Surgutneftegaz Pfd.	48,614,628	23,449
Mechel OAO ADR	243,384	22,664
Novolipetsk Steel GDR	550,348	20,486
* PIK Group-GDR	689,737	19,765
* Transneft OAO	10,942	18,490
* OGK-5	87,041,985	15,355
Wimm-Bill-Dann Foods ADR	114,010	13,225
* Magnitogorsk Iron & Steel Works-GDR	950,945	12,844
* Pharmstandard-GDR	546,856	12,657
Comstar United Telesystems GDR	1,196,214	12,517
* RAO Unified Energy System of Russia	13,823,139	12,388
* OAO TMK-GDR	195,758	7,103
* Sberbank Pfd.	1,655,977	3,843

		2,203,107

South Africa (6.7%)
Sasol Ltd.	4,154,231	199,703
MTN Group Ltd.	10,374,550	165,559
Impala Platinum Holdings Ltd.	3,738,798	142,069
Standard Bank Group Ltd.	8,606,607	105,288
Anglo Platinum Ltd.	494,531	71,757
AngloGold Ltd.	1,546,960	65,034
Gold Fields Ltd.	4,329,071	64,653
Naspers Ltd.	2,697,511	50,385
FirstRand Ltd.	19,701,194	44,726
Sanlan Ltd.	15,905,204	41,924
Telkom South Africa Ltd.	2,052,629	39,257
Remgro Ltd.	1,611,528	38,880
ArcelorMittal South Africa, Ltd.	1,414,410	27,853
Bidvest Group Ltd.	1,788,811	24,812
* Harmony Gold Mining Co., Ltd.	2,392,804	23,998
Murray & Roberts Holdings Ltd.	2,067,673	23,992
Tiger Brands Ltd.	1,136,289	23,256
Nedbank Group Ltd.	1,445,576	21,462
Kumba Iron Ore Ltd.	554,783	21,423
African Bank Investments Ltd.	5,544,481	20,893
Pretoria Portland Cement Co. Ltd.	3,796,675	19,405
Aveng Ltd.	2,740,418	19,318
African Rainbow Minerals Ltd.	803,328	16,337
Barloworld Ltd.	1,362,963	16,271
Sappi Ltd.	1,450,576	15,940
Steinhoff International Holdings Ltd.	6,931,074	15,427
ABSA Group Ltd.	1,072,811	14,710
Shoprite Holdings Ltd.	3,052,261	14,508
Exxaro Resources Ltd.	872,872	13,320
Massmart Holdings Ltd.	1,418,352	13,118
Imperial Holdings Ltd.	1,254,046	13,004
Truworths International Ltd.	3,176,219	11,270
Network Healthcare Holdings Ltd.	8,278,008	11,044
Investec Ltd.	1,242,832	10,690
Reunert Ltd.	1,247,892	10,369
Woolworths Holdings Ltd.	5,685,574	9,115
RMB Holdings Ltd.	2,531,418	9,005
Liberty Group Ltd.	813,797	8,029
Foschini Ltd.	1,440,328	7,716
Pick'n Pay Stores Ltd.	1,550,313	6,663
JD Group Ltd.	1,284,626	6,588
Aspen Pharmacare Holdings Ltd.	1,522,770	6,539
Nampak Ltd.	1,908,942	4,584
Spar Group Ltd.	617,715	4,184
Metropolitan Holdings Ltd.	2,004,208	3,648
Grindrod Ltd.	1,258,208	3,387
AVI Ltd.	1,374,954	2,988
Fountainhead Property Trust	3,670,792	2,877
Lewis Group Ltd.	358,608	1,991
Super Group Ltd.	1,134,125	1,273

		1,510,242

South Korea (14.0%)
Samsung Electronics Co., Ltd.	633,239	403,435
POSCO	389,953	212,224
Kookmin Bank	1,904,791	125,290
Shinhan Financial Group Co. Ltd.	1,912,579	102,380
Hyundai Heavy Industries Co., Inc.	289,096	97,264
1 Samsung Electronics Co., Ltd. GDR	269,486	85,363
Hyundai Motor Co., Ltd.	1,061,726	83,625
POSCO ADR	501,056	67,923
Samsung Electronics Co., Ltd. Pfd.	141,936	64,993
KT & G Corp.	742,890	63,910
Shinsegae Co., Ltd.	97,676	63,776
LG Electronics Inc.	654,442	63,519
Korea Electric Power Corp.	1,420,151	57,159
* NHN Corp.	264,376	56,857
Samsung Fire & Marine Insurance Co.	245,481	49,054
Samsung Corp.	917,221	48,542
SK Telecom Co., Ltd.	188,874	43,022
KT Corp.	800,844	42,940
SK Energy Co., Ltd.	346,673	42,519
Hana Financial Group Inc.	803,820	39,458
SK Holdings Co Ltd	248,568	37,591
Samsung Heavy Industries Co., Ltd.	1,195,330	32,547
Hyundai Mobis	391,546	32,498
LG. Philips LCD Co., Ltd.	740,266	31,932
Hyundai Development Co.	442,226	31,595
LG Chem Ltd.	364,624	30,541
GS Engineering & Construction Corp.	246,476	29,985
Kookmin Bank-Sponsored ADR	440,547	29,296
Daelim Industrial Co.	192,072	26,569
Korea Exchange Bank	1,798,740	26,171
Samsung Securities Co. Ltd.	373,578	25,914
Hyundai Steel Co.	356,182	24,540
* Hyundai Engineering & Construction Co., Ltd.	305,433	22,923
S-Oil Corp.	315,366	22,059
Samsung Engineering Co., Ltd.	221,755	21,562
* Doosan Heavy Industries and Construction Co., Ltd.	216,440	21,440
Lotte Shopping Co., Ltd.	59,875	21,046
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	659,442	20,874
Daewoo Securities Co., Ltd.	803,020	20,200
* DC Chemical Co., Ltd.	83,223	20,183
Samsung Electro-Mechanics Co.	415,158	19,673
SK Telecom Co., Ltd. ADR	788,978	19,590
Daewoo Engineering & Construction Co., Ltd.	1,017,794	18,366
Shinhan Financial Group Co., Ltd. ADR	169,101	18,303
Samsung Techwin Co., Ltd.	369,164	18,189
Mirae Asset Securities Co., Ltd.	143,072	18,143
Korean Air Co. Ltd.	247,254	17,914
* Hynix Semiconductor Inc.	628,250	17,592
Kangwon Land Inc.	749,968	17,549
Samsung SDI Co. Ltd.	234,670	17,543
Hyundai Securities Co.	987,011	17,230
* LG Corp.	296,820	17,213
Korea Telecom Freetel	553,419	16,816
* Hanwha Corp.	312,056	16,191
Hyundai Mipo Dockyard Co., Ltd.	82,324	15,638
Woori Finance Holdings Co., Ltd.	840,050	15,354
* CJ CheilJedang Corp.	50,124	15,294
Korea Investment Holdings Co., Ltd.	279,562	14,784
Korea Electric Power Corp. ADR	730,276	14,700
Amorepacific Corp.	22,065	14,590
* Kia Motors	1,302,294	14,423
Kumkang Korea Chemical Co., Ltd.	35,976	14,116
Woori Investment & Securities Co., Ltd.	607,591	13,498
LG Household & Health Care Ltd.	75,075	13,424
* Korea Gas Corp.	161,049	13,269
Hanjin Shipping Co., Ltd.	368,520	12,905
Daegu Bank	873,215	12,752
Cheil Industrial, Inc.	313,665	12,661
Daewoo International Corp.	323,597	12,612
Doosan Infracore Co., Ltd.	528,882	12,193
Samsung Card Co. Ltd.	243,343	12,027
Pusan Bank	867,549	11,920
Hite Brewery Co., Ltd.	88,505	11,763
Woongjin Coway Co., Ltd.	338,359	11,422
Hankook Tire Co. Ltd.	625,116	10,689
Dongkuk Steel Mill Co., Ltd.	260,022	10,645
* STX Shipbuilding Co., Ltd.	318,967	10,481
LS Cable Ltd.	135,410	10,426
Industrial Bank of Korea	566,010	10,416
* Hyundai Merchant Marine Co., Ltd.	273,030	10,169
Dongbu Insurance Co., Ltd.	247,452	10,030
Hyundai Department Store Co., Ltd.	103,052	9,921
Honam Petrochemical Corp.	101,056	9,550
Tong Yang Investment Bank	513,408	9,362
* Hanjin Heavy Industries & Construction Co., Ltd.	209,567	9,170
Hyosung Corp.	159,288	9,099
Hyundai Motor Co., Ltd. 2nd Pfd.	265,267	8,916
Korea Zinc Co., Ltd.	73,938	8,567
* LG Telecom Ltd.	946,980	8,522
* Doosan Corp.	57,949	8,086
Lotte Confectionery Co., Ltd.	4,982	7,949
KT Corp. ADR	290,255	7,706
GS Holdings Corp.	162,898	7,005
Korea Line Corp.	42,919	6,341
* SK Networks Co., Ltd.	325,170	6,051
Hanwha Chemical Corp.	386,920	6,037
* Taihan Electric Wire Co., Ltd.	148,079	6,019
Yuhan Corp.	28,563	5,748
LG Dacom Corp.	284,020	5,746
* Kumho Industrial Co., Ltd.	154,423	5,628
Hyundai Marine & Fire Insurance Co., Ltd.	251,436	5,584
* STX Engine Co., Ltd.	96,946	4,769
S1 Corp.	68,480	3,985
Daishin Securities Co.	148,171	3,783
Hanmi Pharm Co., Ltd.	22,218	3,472
Cheil Communications Inc.	13,355	3,299
Samsung Fine Chemicals Co., Ltd.	62,096	3,196
ORION Corp.	12,607	3,123
Korean Reinsurance Co.	261,811	3,062
LG Electronics Inc. Pfd.	63,129	2,841
Lotte Chilsung Beverage Co., Ltd.	2,256	2,616
* Daum Communications Corp.	37,606	2,589
LG Fashion Corp.	86,349	2,584
Nong Shim Co. Ltd.	12,287	2,504
* NCsoft Corp.	51,600	2,474
Hyundai Autonet Co., Ltd.	380,972	2,340
Asiana Airlines	315,318	2,293
LG International Corp.	113,436	1,860
Poongsan Corp.	89,840	1,583
Pacific Corp.	10,562	1,440
* Kumho Industrial Co., Ltd. Rights Exp. 2/22/08	15,798	112

		3,140,164

Taiwan (10.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	122,367,650	229,288
Hon Hai Precision Industry Co., Ltd.	34,145,663	183,305
Cathay Financial Holding Co.	38,356,431	91,767
China Steel Corp.	57,647,126	81,548
Nan Ya Plastic Corp.	34,444,291	69,115
Formosa Plastic Corp.	27,847,289	63,848
AU Optronics Corp.	36,972,874	61,726
Chunghwa Telecom Co., Ltd.	28,965,465	61,653
High Tech Computer Corp.	3,107,336	58,585
MediaTek Inc.	5,665,502	56,444
Asustek Computer Inc.	21,007,157	54,786
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,960,653	46,035
* Chinatrust Financial Holding	49,839,185	40,157
Formosa Chemicals & Fibre Corp.	19,273,276	40,103
United Microelectronics Corp.	71,799,843	38,733
Mega Financial Holding Co. Ltd.	57,900,224	38,136
Chi Mei Optoelectronics Corp.	28,122,666	33,158
Formosa Petrochemical Corp.	12,924,000	30,349
* Fuhwa Financial Holdings Co., Ltd.	37,850,773	29,003
Innolux Display Corp.	13,394,263	28,753
Delta Electronics Inc.	10,202,937	26,126
Far Eastern Textile Ltd.	18,404,208	25,532
Siliconware Precision Industries Co.	16,098,228	25,147
Fubon Financial Holding Co., Ltd.	24,307,100	24,681
First Financial Holding Co., Ltd.	29,865,081	24,592
Acer Inc.	15,592,229	24,460
Taiwan Cellular Corp.	16,473,360	23,816
China Development Financial Holding Corp.	61,448,522	23,706
Taiwan Cement Corp.	18,190,627	23,642
Uni-President Enterprises Co.	18,390,485	22,717
Powerchip Semiconductor Corp.	50,693,716	20,958
Advanced Semiconductor Engineering Inc.	23,275,670	20,384
Lite-On Technology Corp.	12,598,254	18,767
Compal Electronics Inc.	21,226,191	18,275
Inotera Memories, Inc.	20,952,620	17,524
Hau Nan Financial Holdings Co., Ltd.	23,188,695	17,013
SinoPac Holdings	42,527,214	16,583
Foxconn Technology Co., Ltd.	2,878,103	16,508
Shin Kong Financial Holdings Co.	23,616,663	16,357
Quanta Computer Inc.	13,079,943	15,431
Asia Cement Corp.	10,640,375	15,338
Taiwan Fertilizer Co., Ltd.	4,487,000	14,560
Chang Hwa Commercial Bank	25,570,094	14,174
* Tatung Co., Ltd.	26,278,000	13,077
* Taishin Financial Holdings	32,225,678	12,925
* Chunghwa Picture Tubes, Ltd.	40,795,331	12,090
Wistron Corp.	7,097,275	10,831
Synnex Technology International Corp.	5,269,729	10,811
Novatek Microelectronics Corp., Ltd.	3,091,185	10,730
* HannStar Display Corp.	27,879,665	10,474
* E.Sun Financial Holding Co., Ltd.	19,723,637	10,453
ProMOS Technologies Inc.	41,836,000	10,424
Catcher Technology Co., Ltd.	3,387,747	10,075
Pou Chen Corp.	13,351,733	10,074
Nanya Technology Corp.	17,816,397	9,907
President Chain Store Corp.	3,195,985	9,103
KGI Securities Co., Ltd.	17,202,000	8,805
* Chunghwa Telecom Co., Ltd.	410,275	8,628
AU Optronics Corp. ADR	510,091	8,462
Realtek Semiconductor Corp.	2,687,853	8,220
Macronix International Co., Ltd.	20,174,962	8,050
Powertech Technology Inc.	2,732,000	7,989
Walsin Lihwa Corp.	18,170,970	7,727
Far EasTone Telecommunications Co., Ltd.	6,246,000	7,719
U-Ming Marine Transport Corp.	3,105,600	7,300
Taiwan Cooperative Bank	9,600,000	7,260
* Tung Ho Enterprise Corp.	4,969,000	7,184
* Far Eastern Department Stores Ltd.	5,096,000	7,171
Tripod Technology Corp.	2,402,180	7,116
Unimicron Technology Corp.	5,503,440	7,072
*^ United Microelectronics Corp. ADR	2,292,652	7,061
* Qisda Corp.	8,723,415	6,826
Largan Precision Co., Ltd.	718,328	6,630
* Polaris Securities Co., Ltd.	13,090,457	6,480
Cheng Shin Rubber Industry Co., Ltd.	4,558,033	6,353
Epistar Corp.	2,650,192	6,350
Winbond Electronics Corp.	22,904,000	6,317
* Sino-American Silicon Products, Inc.	1,209,000	6,125
Yulon Motor Co., Ltd.	5,131,763	5,852
Wintek Corp.	6,916,607	5,838
Mitac International Corp.	7,763,772	5,738
Evergreen Marine Corp.	7,441,879	5,561
Yang Ming Marine Transport	8,695,479	5,560
Inventec Co., Ltd.	10,381,711	5,483
Formosa Taffeta Co., Ltd.	6,113,868	5,454
* CMC Magnetics Corp.	19,055,700	5,444
Wan Hai Lines Ltd.	7,470,370	5,397
Teco Electric & Machinery Co., Ltd.	11,380,000	5,241
Nan Ya Printed Circuit Board Corp.	1,092,670	5,219
* Everlight Electronics Co., Ltd.	1,768,000	5,121
D-Link Corp.	4,355,458	5,099
Taiwan Glass Industrial Corp.	5,116,594	5,011
* EVA Airways Corp.	9,459,879	4,680
Transcend Information Inc.	1,867,000	4,673
China Airlines	9,452,246	4,620
Yageo Corp.	16,479,520	4,607
Motech Industries Inc.	694,901	4,149
Cathay Construction Corp.	6,501,779	4,069
Kinsus Interconnect Technology Corp.	1,707,600	4,042
* Wafer Works Corp.	1,204,000	3,980
Vanguard International Semiconductor Corp.	6,337,265	3,948
Advantech Co., Ltd.	1,898,810	3,918
* Zinwell Corporation	1,565,000	3,889
Eternal Chemical Co., Ltd.	3,885,815	3,883
Mosel Vitelic Inc.	6,594,910	3,875
* RichTek Technology Corp.	558,000	3,850
Cheng Uei Precision Industry Co., Ltd.	2,046,304	3,764
* Via Technologies Inc.	6,898,379	3,506
Siliconware Precision Industries Co. ADR	442,956	3,428
Compal Communications, Inc.	1,607,690	3,228
Asia Optical Co., Inc.	1,354,853	3,177
* Pan-International Industrial Co., Ltd.	2,100,000	2,978
Inventec Appliances Corp.	1,596,645	2,851
Taiwan Secom Corp., Ltd.	1,780,846	2,849
* Firich Enterprises Co., Ltd.	507,000	2,844
China Motor Co., Ltd.	3,991,588	2,817
Taiwan Navigation Co., Ltd.	1,831,000	2,803
Zyxel Communications Corp.	2,844,085	2,718
Advanced Semiconductor Engineering Inc. ADR	579,240	2,467
Phoenix Precision Technology Corp.	4,236,900	2,422
Waterland Financial Holdings	5,772,100	2,080
Micro-Star International Co., Ltd.	2,732,972	2,020
* Ritek Corp.	8,556,194	1,768
Oriental Union Chemical Corp.	2,127,576	1,712
Yuen Foong Yu Paper Manufacturing Co., Ltd.	4,519,193	1,691
Yieh Phui Enterprise	4,143,861	1,477
Kinpo Electronics, Inc.	4,189,506	1,326
Gigabyte Technology Co., Ltd.	2,218,626	1,210
Compeq Manufacturing Co., Ltd.	3,859,750	1,109
* Ya Hsin Industrial Co., Ltd.	5,306,018	-

		2,295,048

Thailand (1.5%)
* PTT Public Co. Ltd. (Foreign)	5,777,397	57,048
* PTT Exploration and Production Public Co. Ltd. (Foreign)	8,003,625	35,636
Kasikornbank Public Co., Ltd. (Foreign)	10,171,414	26,642
Bangkok Bank Public Co., Ltd. (Foreign)	6,639,951	24,754
Advanced Info Service Public Co., Ltd. (Foreign)	6,303,448	19,314
* Siam Commercial Bank Public Co. Ltd. (Foreign)	6,932,681	15,959
Siam Cement Public Co. Ltd. (Foreign)	2,322,457	15,012
Banpu Public Co. Ltd. (Foreign)	1,027,075	13,968
IRPC Public Co. Ltd. (Foreign)	68,181,860	10,739
* Bangkok Bank Public Co., Ltd. (Local)	2,873,543	10,362
* PTT Aromatics & Refining Public Co. Ltd. (Foreign)	8,348,435	9,356
* PTT Chemical Public Co. Ltd. (Foreign)	2,553,785	7,542
* Bank of Ayudhya PLC (Local)	10,119,158	7,267
Thai Oil PCL (Foreign)	2,943,200	6,775
C.P. 7-Eleven Public Co. Ltd. (Foreign)	17,879,900	5,849
Krung Thai Bank Public Co. Ltd. (Foreign)	20,380,785	5,792
* Airports of Thailand Public Co. Ltd. (Foreign)	3,212,915	5,255
* Siam Cement Public Co. Ltd. (Local)	795,544	5,003
* Kasikornbank Public Co., Ltd. (Local)	1,891,670	4,809
BEC World Public Co. Ltd. (Foreign)	6,274,230	4,713
* Thai Military Bank PLC (Foreign)	117,492,744	4,342
Land and Houses Public Co. Ltd. (Foreign)	16,343,347	3,966
Glow Energy Public Co. Ltd. (Foreign)	3,867,000	3,865
* Thai Airways International Public Co. Ltd. (Foreign)	3,576,756	3,629
Ratchaburi Electricity Generating Holding Public Co. Ltd.	2,714,400	3,556
* Siam City Cement Public Co. Ltd. (Foreign)	475,796	3,459
Central Pattana Public Co. Ltd. (Foreign)	4,940,900	3,442
Electricity Generating Public Co. Ltd. (Foreign)	829,748	2,442
* Banpu Public Co. Ltd. (Local)	182,092	2,418
Siam Makro Public Co. Ltd. (Foreign)	705,300	2,008
* Electricity Generating Public Co. Ltd. (Local)	546,200	1,645
* Precious Shipping Public Co., Ltd. (Foreign)	1,767,640	1,432
Bangkok Expressway Public Co. Ltd. (Foreign)	2,216,300	1,430
* PTT Public Co. Ltd. (Local)	134,915	1,352
* True Corp. Public Co. Ltd. (Foreign)	8,397,475	1,348
Hana Microelectronics Public Co. Ltd. (Foreign)	2,282,500	1,314
* Thanachart Capital Public Co. Ltd. (Foreign)	2,975,001	1,280
* PTT Exploration and Production Public Co. Ltd. (Local)	112,053	505
* Thai Airways International Public Co. Ltd. (Local)	204,312	209
* Siam Commercial Bank Public Co. Ltd. (Local)	89,146	207
* Precious Shipping Public Co., Ltd. (Local)	152,784	125
* Krung Thai Bank Public Co. Ltd. (Local)	374,651	107
* Siam City Cement Public Co. Ltd. (Local)	13,166	96
* PTT Aromatics & Refining Public Co. Ltd. (Local)	85,574	96
* Advanced Info Service Public Co., Ltd. (Local)	29,944	86
* PTT Chemical Public Co. Ltd. (Local)	27,458	82
* Airports of Thailand Public Co. Ltd. (Local)	48,941	81
* True Corp. Public Co. Ltd. (Local)	486,765	79
* Thanachart Capital Public Co. Ltd. (Local)	108,905	47
*^ True Corp. Public Co. Ltd. Warrants Exp. 4/30/10	1,020,789	-

		336,443

Turkey (1.5%)
Turkiye Garanti Bankasi A.S.	7,375,488	47,861
Akbank T.A.S.	6,342,047	37,672
Turkcell Iletisim Hizmetleri A.S.	3,877,170	35,279
Turkiye Is Bankasi A.S. C Shares	6,798,968	34,531
Tupras-Turkiye Petrol Rafinerileri A.S.	884,600	22,779
Eregli Demir ve Celik Fabrikalari A.S.	2,979,500	18,894
* Turkiye Halk Bankasi A.S.	2,199,635	16,528
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,599,350	16,064
Haci Omer Sabanci Holding A.S.	3,209,109	13,737
Turkiye Vakiflar Bankasi TAO	5,352,474	13,500
* Yapi ve Kredi Bankasi A.S.	4,838,318	13,085
Migros Turk A.S.	706,235	11,432
* KOC Holding A.S.	2,422,325	9,635
Ford Otomotiv Sanayi A.S.	507,643	5,278
* Dogan Sirketler Grubu Holding A.S.	3,802,816	5,235
* Dogan Yayin Holding A.S.	1,491,513	4,581
Arcelik A.S.	751,684	4,372
Tofas Turk Otomobil Fabrikasi A.S.	916,705	4,244
* Hurriyet Azteccilik ve Matbaacillik A.S.	1,410,454	3,840
* Asya Katilim Bankasi AS	445,932	3,822
Aksigorta A.S.	882,724	3,721
Turk Sise ve Cam Fabrikalari A.S.	2,499,742	3,608
* Petkim Petrokimya Holding A.S.	615,049	3,462
Ulker Gida Sanayi ve Ticaret A.S.	498,113	1,653
Trakya Cam Sanayii A.S.	682,862	1,331
Aygaz A.S.	371,119	1,270
Akcansa Cimento A.S.	233,258	1,211
* Is Gayrimenkul Yatirim Ortakligi A.S.	888,337	1,100
Cimsa Cemento Sanayi ve Ticaret A.S.	181,984	1,071
Adana Cimento Sanayii T.A.S.	182,840	910
* Vestel Elektronik Sanayi ve Ticaret A.S.	388,614	641

		342,347

Total Common Stocks
(Cost $15,174,350)		22,359,234

Temporary Cash Investment (0.8%)

2 Vanguard Market Liquidity Fund, 4.060%
(Cost $181,379)	181,379,032	181,379

Total Investments (100.4%)
(Cost $15,355,729)		22,540,613

Other Assets and Liabilities-Net (-0.4%)		(84,854)

Net Assets (100%)		22,455,759

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of this security represented 0.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2008, the cost of investment securities for tax purposes was $15,397,544,000. Net unrealized appreciation of investment securities for tax purposes was $7,143,069,000, consisting of unrealized gains of $7,915,628,000 on securities that had risen in value since their purchase and $772,559,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard FTSE All-World ex-US Index Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.4%)

Argentina (0.1%)
Tenaris SA ADR	28,580	1,143
Petrobras Energia Participaciones SA ADR	38,772	466
Banco Macro Bansud SA ADR	2,416	57
* Telecom Argentina SA ADR	200	4
BBVA Banco Frances SA ADR	300	2

		1,672

Australia (5.0%)
BHP Billiton Ltd.	356,202	11,943
Commonwealth Bank of Australia	138,996	6,259
National Australia Bank Ltd.	172,003	5,430
Australia & New Zealand Bank Group Ltd.	196,994	4,671
Westpac Banking Corp., Ltd.	196,472	4,582
^ Rio Tinto Ltd.	35,737	4,031
Westfield Group	200,308	3,367
Woolworths Ltd.	127,672	3,327
QBE Insurance Group Ltd.	92,141	2,338
Woodside Petroleum Ltd.	53,559	2,263
Wesfarmers Ltd.	57,432	1,854
Telstra Corp. Ltd.	455,186	1,791
CSL Ltd.	56,602	1,772
^ Macquarie Group, Ltd.	28,033	1,633
Newcrest Mining Ltd.	47,735	1,511
AMP Ltd.	194,194	1,488
St. George Bank Ltd.	58,235	1,476
Brambles Ltd.	143,397	1,395
Suncorp-Metway Ltd.	96,049	1,336
* Fortescue Metals Group Ltd.	225,769	1,311
Stockland	181,118	1,195
Foster's Group Ltd.	200,032	1,014
WorleyParsons Ltd.	27,797	988
Tabcorp Holdings Ltd.	76,389	965
^ Leighton Holdings Ltd.	18,738	843
Orica Ltd.	30,764	811
Lend Lease Corp.	61,272	795
Origin Energy Ltd.	96,349	761
Australian Stock Exchange Ltd.	17,026	738
BlueScope Steel Ltd.	77,021	714
AXA Asia Pacific Holdings Ltd.	129,865	704
GPT Group	204,758	700
Macquarie Infrastructure Group	249,312	687
Macquarie Goodman Group	169,635	685
Tattersall's Ltd.	197,789	676
Transurban Group	112,149	670
Insurance Australia Group Ltd.	185,743	630
Toll Holdings Ltd.	62,937	630
Santos Ltd.	56,658	622
Cochlear Ltd.	9,642	608
Harvey Norman Holdings Ltd.	119,466	606
Sonic Healthcare Ltd.	40,542	599
Mirvac Group	131,004	595
Amcor Ltd.	92,675	577
Alumina Ltd.	120,417	567
* Crown Ltd.	53,560	560
Aristocrat Leisure Ltd.	61,422	556
OneSteel Ltd.	91,086	550
Oil Search Ltd.	139,764	544
* Wesfarmers, Ltd. Price Protected Shares	16,603	534
Computershare Ltd.	72,990	532
Oxiana Ltd.	187,109	519
Coca-Cola Amatil Ltd.	60,473	513
Metcash Ltd.	132,304	495
AGL Energy Ltd.	44,885	489
Zinifex Ltd.	49,239	466
DB RREEF Trust	304,704	441
Qantas Airways Ltd.	100,145	425
Lion Nathan Ltd.	46,203	394
^ Babcock & Brown Ltd.	21,166	355
Boral Ltd.	59,865	326
CSR Ltd.	113,187	320
CFS Gandel Retail Trust	166,084	318
Asciano Group	61,252	306
Bendigo Bank Ltd.	26,984	306
^ Perpetual Trustees Australia Ltd.	5,731	304
Sims Group Ltd.	11,698	301
James Hardie Industries NV	51,172	293
Goodman Fielder Ltd.	169,587	260
Macquarie Airports Group	68,107	240
* Paladin Resources Ltd.	54,064	223
Symbion Health Ltd.	60,198	215
Nufarm Ltd.	15,441	208
Macquarie Office Trust	201,041	207
Caltex Australia Ltd.	13,374	192
Consolidated Media Holdings, Ltd.	45,895	185
ABC Learning Centres Ltd.	44,287	179
Commonwealth Property Office Fund	139,258	177
Bank of Queensland Ltd.	12,376	165
Minara Resources Ltd.	35,970	163
Futuris Corp., Ltd.	74,915	156
John Fairfax Holdings Ltd.	41,989	155
Flight Centre Ltd.	7,354	154
^ Billabong International Ltd.	13,911	151
Challenger Financial Services Group Ltd.	40,503	130
Macquarie CountryWide Trust	88,697	120
Ansell Ltd.	10,587	113
Downer EDI Ltd.	22,451	108
Ten Network Holdings Ltd.	43,012	100
Iluka Resources Ltd.	22,598	93
Centro Retail Trust	197,668	84
Paperlinx Ltd.	42,040	82
* Energy Resources of Australia Ltd.	4,751	81
Sigma Pharmaceuticals Ltd.	59,229	80
^ SP Ausnet	71,203	78
Gunns Ltd.	26,061	76
Tower Australia Group Ltd.	32,918	74
APN News & Media Ltd.	15,565	71
AWB Ltd.	34,310	68
Allco Finance Group Ltd.	15,255	47
Centro Properties Group	62,092	38
Australand Property Group	12,713	22
Spotless Group Ltd.	5,764	20
GWA International Ltd.	6,794	19
West Australian Newspaper Holdings Ltd.	1,731	18
Australian Wealth Management Ltd.	10,413	17
Adelaide Brighton Ltd.	3,140	10
Corporate Express Australia Ltd.	1,345	7
Envestra Ltd.	8,973	7
Austereo Group Ltd.	2,615	5
* Australian Pharmaceutical Industries Ltd.	2,798	4

		96,607

Austria (0.4%)
Erste Bank der Oesterreichischen Sparkassen AG	24,203	1,316
OMV AG	15,709	1,133
Telekom Austria AG	35,829	1,009
Voestalpine AG	16,291	1,005
* IMMOEAST Immobilien Anlagen AG	72,947	646
Raiffeisen International Bank-Holding AG	4,520	577
Vienna Insurenace Group	5,916	456
Immofinanz Immobilien Anlagen AG	42,819	407
Wienerberger AG	8,063	370
Oesterreichische Elektrizitaetswirtschafts AG Class A	5,046	334
* Meinl European Land Ltd.	25,873	334
EVN AG	504	58

		7,645

Belgium (0.9%)
Fortis (Amsterdam Shares)	113,161	2,531
Fortis	112,670	2,520
KBC Bank & Verzekerings Holding	18,424	2,352
Dexia	93,395	2,268
InBev	18,046	1,489
Groupe Bruxelles Lambert SA	7,993	929
UCB SA	18,792	914
Solvay SA	6,506	818
Belgacom SA	15,879	777
Delhaize Group	9,994	765
Colruyt NV	2,523	636
Umicore	2,414	551
Compagnie Nationale a Portefeuille	3,343	219
Mobistar SA	1,178	111
Agfa Gevaert NV	6,742	75
* KBC Ancora	738	72

		17,027

Brazil (2.9%)
Petroleo Brasileiro SA Series A ADR	74,406	6,943
Petroleo Brasileiro SA ADR	48,734	5,416
Companhia Vale do Rio Doce Sponsored ADR	179,538	4,673
Companhia Vale do Rio Doce ADR	143,920	4,315
Banco Itau Holding Financeira SA ADR	106,714	2,484
Banco Bradesco SA ADR	91,458	2,480
Companhia Siderurgica Nacional SA ADR	22,423	2,168
Petroleo Brasileiro SA Pfd.	44,873	2,051
Petroleo Brasileiro SA	36,400	1,995
Companhia de Bebidas das Americas ADR	19,815	1,408
Itausa-Investimentos Itau SA	216,355	1,246
Banco do Brasil SA	73,623	1,224
Embraer-Empresa Brasileira de Aeronautica SA ADR	23,925	1,038
Gerdau SA ADR	38,400	996
Tele Norte Leste Participacoes ADR	34,800	905
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	17,452	818
Companhia Energetica de Minas Gerais ADR	44,451	708
Companhia Vale do Rio Doce Pfd. Class A	24,200	616
Aracruz Celulose SA ADR	7,670	551
Sadia SA ADR	10,288	544
All America Latina Logistica	44,516	481
Companhia Vale do Rio Doce	15,900	469
Companhia de Concessoes Rodoviarias	28,376	457
Metalurgica Gerdau SA	12,959	449
Tim Participacoes SA ADR	11,751	449
Bradespar SA Pfd.	20,440	439
Votorantim Celulose e Papel SA ADR	14,693	434
Banco Itau Holding Financeira SA	19,000	427
Brasil Telecom Participacoes ADR	6,051	422
Natura Cosmeticos SA	42,323	409
Companhia de Bebidas das Americas Pfd.	5,350	376
Banco Bradesco SA	14,000	372
* CESP - Companhia Energetica de Sao Paulo	14,196	367
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	9,916	363
Perdigao SA	16,001	357
Cosan SA Industria e Comercio	21,434	335
Weg SA	27,806	334
^ Braskem SA ADR	21,750	329
Cyrela Brazil Realty SA	23,937	312
Centrais Electricas Brasileiras SA	24,734	308
Vivo Participacoes SA ADR	52,200	306
Usinas Siderurgicas de Minas Gerais SA	6,240	303
Companhia Paranaense de Energia-COPEL ADR	19,800	288
Bolsa de Mercadorias e Futuros	31,112	281
Bovespa Holding SA	19,051	278
Lojas Americanas SA Pfd.	36,500	277
Suzano Papel e Celulose SA	17,730	270
Tractebel Energia SA	23,470	267
Tele Norte Leste Participacoes SA	6,594	253
Souza Cruz SA	8,600	237
* Net Servicos de Comunicacao SA	20,079	233
Redecard SA	15,929	231
Companhia de Bebidas das Americas	3,417	223
Brasil Telecom SA	21,390	215
Acesita SA	3,900	211
Electropaulo Metropolitana SA	2,436,000	190
Klabin SA	53,700	186
* Tim Participacoes SA	37,168	181
Tam SA	8,173	173
Brasil Telecom Participacoes SA	4,970	144
Tim Participacoes SA Pfd.	37,658	143
Gerdau SA	5,992	128
Telmar Norte Leste SA	2,600	123
Gol - Linhas Aereas Inteligentes SA Pfd.	6,000	116
Telesp - Telecomunicacoes de Sao Paulo SA Pfd.	3,800	106
Companhia de Saneamento Basico do Estado de Sao Paulo	4,992	105
AES Tiete SA	2,979,000	101
Duratex SA Pfd.	4,858	101
Porto Seguro SA	2,869	91
Telesp - Telecomunicacoes de Sao Paulo SA	3,500	87
Localiza Rent a Car SA	9,329	85
CPFL Energia SA	4,900	84
Bradespar SA	3,100	79
Energias do Brasil SA	5,900	79
Companhia de Transmissao de Energia Eletrica Paulista	3,000	73
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	3,110	57
Companhia Paranaense de Energia-COPEL	1,940	28
* Companhia Energetica de Minas Gerais Pfd.	1,000	16
* Cyrela Commercial Properties SA	1,297	8
Banco Nossa Caixa SA	500	7
* Companhia Energetica de Minas Gerais	412	6
* Telemig Celular Participacoes SA	96	6
* Confeccoes Guararapes SA	200	6
* Banco Bradesco SA Pfd. Rights Exp. 2/18/08	138	-

		56,850

Canada (5.4%)
^ Royal Bank of Canada	135,326	6,827
Manulife Financial Corp.	158,191	5,959
* Research in Motion Ltd.	58,967	5,524
EnCana Corp.	79,680	5,253
Toronto-Dominion Bank	75,397	5,107
Bank of Nova Scotia, Halifax	103,609	4,973
Barrick Gold Corp.	91,435	4,718
Potash Corp. of Saskatchewan, Inc.	32,669	4,615
Suncor Energy, Inc.	48,131	4,525
Canadian Natural Resources Ltd.	56,097	3,587
Sun Life Financial Services of Canada	60,242	2,979
^ Bank of Montreal, Quebec	52,600	2,973
Goldcorp Inc.	73,543	2,735
Canadian National Railway Co.	52,614	2,663
Canadian Imperial Bank of Commerce	35,243	2,571
Petro-Canada	51,767	2,353
TransCanada Corp.	55,959	2,205
Rogers Communications, Inc. Class B	54,684	2,091
Brookfield Asset Management Inc.	61,557	1,984
Imperial Oil Ltd.	38,735	1,904
Talisman Energy, Inc.	107,911	1,705
^ Enbridge Inc.	39,000	1,557
Nexen Inc.	54,338	1,555
Power Corp. of Canada	43,500	1,542
Teck Cominco Ltd. Class B	44,972	1,468
* Kinross Gold Corp.	61,295	1,352
Shoppers Drug Mart Corp.	26,100	1,276
Power Financial Corp.	34,800	1,267
Cameco Corp.	35,910	1,216
National Bank of Canada	23,743	1,195
Canadian Pacific Railway Ltd.	17,400	1,162
Agrium, Inc.	17,400	1,122
Husky Energy Inc.	26,592	1,101
Magna International	12,233	961
BCE Inc.	26,705	928
Shaw Communications Inc.	43,300	848
* Bombardier Inc. Class B	150,215	741
Great-West Lifeco Inc.	21,766	697
Thomson Corp.	19,223	686
TransAlta Corp.	20,043	637
Brookfield Properties Corp.	29,350	600
* Nortel Networks Corp.	43,400	539
Loblaw Cos., Ltd.	15,897	511
Canadian Tire Corp. Class A	7,302	469
George Weston Ltd.	8,700	467
* Cognos Inc.	7,800	451
IGM Financial, Inc.	9,766	432
Finning International Inc.	16,260	426
Canadian Utilities Ltd.	6,021	301
* CGI Group Inc.	28,778	288
Saputo Inc.	10,290	285
* MDS Inc.	14,800	251
Telus Communications Inc.	5,537	241
Biovail Corp.	17,400	238
Telus Corp.-Non Voting Shares	4,783	201
Nova Chemicals Corp.	6,208	178
Brookfield Infrastructure	2,158	45
* Bombardier Inc. Class A	900	4

		104,489

Chile (0.3%)
Empresas Copec SA	44,842	806
Empresa Nacional de Electricidad SA ADR	17,702	630
Sociedad Quimica y Minera de Chile ADR	3,461	613
Enersis SA ADR	38,529	548
S.A.C.I. Falabella, SA	82,897	455
Banco Santander Chile SA ADR	6,890	338
Compania de Telecomunicaciones de Chile SA ADR	44,631	327
CAP SA	9,667	258
Cencosud SA	51,488	216
Distribucion y Servicio SA ADR	7,476	212
Banco de Credito e Inversiones	4,240	139
Empresa Nacional de Telecomunicaciones SA	8,160	130
Lan Airlines SA	8,765	117
Colburn SA	513,465	82
Compania Cervecerias Unidas SA	1,800	12
* Banco de Chile	132,979	12
Corpbanca	1,319,400	9
Embotelladora Andina SA Pfd. Class B	2,200	7

		4,911

China (2.3%)
China Mobile (Hong Kong) Ltd.	637,500	9,399
PetroChina Co. Ltd.	2,208,000	3,050
China Life Insurance Co., Ltd.	778,000	2,801
China Construction Bank	3,058,000	2,142
China Shenhua Energy Co. Ltd. H-Shares	365,000	1,902
China Petroleum & Chemical Corp.	1,758,000	1,845
Ping An Insurance (Group) Co. of China Ltd.	203,000	1,433
Bank of China	3,149,000	1,298
China Merchants Bank Co., Ltd. Class H	362,000	1,276
China Communications Construction Co., Ltd.	512,000	1,227
China Telecom Corp. Ltd.	1,702,000	1,191
China Unicom Ltd.	424,000	973
China Coal Energy Co.	416,000	973
China Merchants Holdings International Co. Ltd.	190,000	928
Bank of Communications Ltd. Class H	717,000	803
China Resources Enterprise Ltd.	236,000	795
CITIC Pacific Ltd.	157,000	779
Fujian Zijin Mining Industry Co., Ltd.	614,000	737
Shanghai Electric Group Co., Ltd. Class H	756,000	588
Air China Ltd.	592,000	524
Cosco Pacific Ltd.	232,000	465
Denway Motors Ltd.	742,000	438
Aluminum Corp. of China Ltd.	294,000	412
China COSCO Holdings Co., Ltd.	174,300	401
^ PICC Property and Casualty Co., Ltd.	418,000	392
Huaneng Power International, Inc. H Shares	456,000	366
Beijing Datang Power Generation Co., Ltd.	506,000	313
China Shipping Development Co.	120,000	310
Yanzhou Coal Mining Co. Ltd. H Shares	182,000	307
China International Marine Containers (Group) Co.,Ltd.	149,237	284
China Resources Power Holdings Co., Ltd.	116,000	278
China Mengniu Dairy Co., Ltd.	96,000	252
China Oilfield Services Ltd.	138,000	251
China Resources Land Ltd.	140,000	244
Guangzhou R&F Properties Co. Ltd.	90,000	238
Anhui Conch Cement Co. Ltd.	42,000	228
Jiangxi Copper Co. Ltd.	125,000	220
Lenovo Group Ltd.	318,000	220
Beijing Capital International Airport Co., Ltd.	160,000	213
Nine Dragons Paper Holdings Ltd.	120,000	196
Zhejiang Expressway Co., Ltd.	166,000	177
Angang Steel Co., Ltd.	92,000	164
*^China Everbright Ltd.	76,000	157
Shanghai Zhenhua Port Machinery Co., Ltd. Class B	72,400	153
Shanghai Industrial Holding Ltd.	41,000	153
China Shipping Container Lines Co. Ltd.	371,700	140
Dongfeng Motor Corp.	200,000	133
* China Vanke Co., Ltd.	63,600	130
Beijing Enterprises Holdings Ltd.	30,000	127
Parkson Retail Group Ltd.	14,000	121
China Travel International	220,000	118
Chaoda Modern Agriculture Holdings Ltd.	108,350	110
* Yantai Changyu Pioneer Wine Co. Ltd.	15,300	109
Tsingtao Brewery Co., Ltd.	30,000	105
Jiangsu Expressway Co. Ltd. H Shares	110,000	103
* China Molybdenum Co. Ltd.	87,000	95
Guangzhou Investment Co. Ltd.	460,000	93
* China Southern Airlines Co. Ltd.	106,000	92
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	45,900	87
TPV Technology Ltd.	132,000	84
Maanshan Iron and Steel Co. Ltd.	156,000	83
Sinopec Shanghai Petrochemical Co. Ltd.	184,000	83
The Guangshen Railway Co., Ltd.	128,000	81
* China Eastern Airlines Corp. Ltd.	122,000	81
BYD Co. Ltd.	14,500	80
ZTE Corp.	14,400	80
Guangdong Investment Ltd.	164,000	75
Zhejiang Southeast Electric Power Co., Ltd.	72,400	70
Weiqiao Textile Co. Ltd.	54,000	69
Shenzhen Investment Ltd.	144,808	66
* China Foods Ltd.	100,000	64
* Dazhong Transportation Group Co., Ltd. B-Shares	32,000	64
Shenzhen Expressway Co. Ltd.	68,000	64
TravelSky Technology Ltd.	64,000	63
* BOE Technology Group Co. Ltd. Class B	100,400	60
Shandong Chenming Paper Holdings Ltd. Class B	54,700	56
Sinotrans Ltd.	153,000	52
CSG Holding Co. Ltd.	46,507	52
* Brilliance China Automotive Holdings Ltd.	248,000	51
China Merchants Property Development Co., Ltd.	15,300	51
Great Wall Motor Co., Ltd.	39,500	49
Huadian Power International Corp. Ltd.	140,000	47
Global Bio-chem Technology Group Co. Ltd.	48,000	16
* Semiconductor Manufacturing International Corp.	152,000	12
* Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	10,300	12
Guangdong Electric Power Development Co., Ltd.	16,400	11
Chongqing Changan Automobile Co., Ltd.	8,880	9
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,200	7
* Anhui Expressway Co., Ltd.	8,000	7
* Shanghai Haixan Group Co. Ltd. Class B	8,200	7
* Sinopec Yizheng Chemical Fibre Co., Ltd.	20,000	7
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	4,300	6
Bengang Steel Plates Co., Ltd.	7,000	6
Shenzhen Chiwan Wharf Holdings Ltd. Class B	3,200	5
Shanghai Friendship Group Inc. Co. Class B	2,900	5
Guangdong Provincial Expressway Development Co., Ltd.	6,100	5
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,100	4
Huadian Energy Co. Ltd.	7,600	4
Shanghai Jinjiang International Hotels Development Co., Ltd. Class B	2,700	4
* Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	3,500	4
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	2,800	4
* Double Coin Holdings, Ltd. Class B	4,300	3
Weifu High-Technology Co., Ltd.	2,000	3
* Jinzhou Port Co., Ltd.	3,300	3
Guangzhou Pharmaceutical Co., Ltd.	4,000	2
Jiangling Motors Corp. Ltd.	1,800	2
Tianjin Capital Environmental Protection Co., Ltd.	4,000	2
* Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	2,100	1

		44,735

Colombia (0.1%)
Bancolombia SA ADR	35,239	1,177

Czech Republic (0.1%)
Ceske Energeticke Zavody a.s.	23,020	1,581
Komercni Banka a.s.	3,459	753
Cesky Telecom a.s.	12,936	375
* Unipetrol a.s.	1,804	30
Zentiva NV	500	26

		2,765

Denmark (0.7%)
Novo Nordisk A/S B Shares	56,926	3,591
Danske Bank A/S	73,568	2,644
* Vestas Wind Systems A/S	19,600	1,904
AP Moller-Maersk A/S A Shares	156	1,537
AP Moller-Maersk A/S B Shares	128	1,268
Carlsberg A/S B Shares	4,239	447
Novozymes A/S	5,179	403
* Jyske Bank A/S	4,672	300
Danisco A/S	4,220	284
Coloplast A/S B Shares	3,162	262
H. Lundbeck A/S	5,700	139
*^William Demant A/S	1,900	129
* Rockwool International A/S	192	35

		12,943

Egypt (0.1%)
Orascom Construction Industries GDR	6,313	1,313
Orascom Telecom Holding SAE GDR	12,005	896

		2,209

Finland (1.3%)
Nokia Oyj	414,389	15,259
Fortum Oyj	45,654	1,851
Sampo Oyj A Shares	54,022	1,421
UPM-Kymmene Oyj	50,121	950
Kone Oyj	14,154	949
Stora Enso Oyj R Shares	59,533	828
Neste Oil Oyj	20,854	670
Metso Oyj	13,956	657
Wartsila Oyj B Shares	6,200	399
Outokumpu Oyj A Shares	11,724	372
Rautaruuki Oyj	8,000	331
Kesko Oyj	5,100	262
SanomaWSOY Oyj	4,268	111
TietoEnator Oyj B Shares	5,868	109

		24,169

France (8.0%)
Total SA	253,846	18,475
BNP Paribas SA	96,122	9,535
Sanofi-Aventis	107,752	8,787
Suez SA	137,624	8,430
AXA	221,423	7,605
France Telecom SA	207,022	7,301
Societe Generale Class A	49,385	6,203
Carrefour SA	74,289	5,231
Vivendi SA	122,763	4,947
* Groupe Danone	54,063	4,370
Veolia Environnement	49,217	4,048
L'Oreal SA	32,605	4,022
LVMH Louis Vuitton Moet Hennessy	38,885	3,993
* Air Liquide SA	25,486	3,554
Vinci SA	51,339	3,510
Cie. de St. Gobain SA	39,537	3,094
Schneider Electric SA	26,037	3,012
Alstom	14,826	2,994
Lafarge SA	18,229	2,881
Electricite de France	27,252	2,842
Renault SA	21,996	2,511
Pernod Ricard SA	23,272	2,476
Credit Agricole SA	69,896	2,151
Bouygues SA	26,645	2,054
Unibail Co.	8,450	2,005
Accor SA	24,741	1,898
Pinault-Printemps-Redoute SA	10,353	1,457
Alcatel-Lucent	233,291	1,455
PSA Peugeot Citroen	17,987	1,332
Essilor International SA	22,634	1,312
Vallourec SA	5,511	1,108
Gaz de France	20,361	1,104
Compagnie Generale des Etablissements Michelin SA	11,280	1,089
Lagardere S.C.A.	14,175	1,041
STMicroelectronics NV	71,826	894
Christian Dior SA	7,917	877
Hermes International	8,448	849
Cap Gemini SA	15,193	828
Technip SA	11,745	759
CNP Assurances	5,916	723
^ Sodexho Alliance SA	12,394	674
Natixis	37,637	639
Eiffage SA	7,254	637
* Compagnie Generale de Geophysique SA	2,720	636
Thales SA	10,788	625
Klepierre	11,592	619
Publicis Groupe SA	16,141	584
Casino Guichard-Perrachon SA	5,220	577
Air France	19,645	548
Eramet SLN	1,026	533
Societe Television Francaise 1	15,972	405
Thomson SA	28,702	351
* Arkema	5,727	325
* Atos Origin SA	6,509	325
Safran SA	19,617	323
Neuf Cegetel	6,074	316
Aeroports de Paris (ADP)	2,782	312
Legrand SA	10,064	308
Dassault Systemes SA	5,467	305
PagesJaunes SA	14,670	285
Eurazeo	2,672	284
Valeo SA	7,654	283
Societe BIC SA	4,060	254
Imerys SA	3,158	245
Societe des Autoroutes Paris-Rhin-Rhone	2,237	244
Wendel Investissement	2,347	235
* ICADE	1,827	235
JCDecaux SA	6,586	215
Ciments Francais SA	1,240	188
Gecina SA	1,287	178
Euler Hermes SA	1,515	160

		154,605

Germany (6.5%)
E.On AG	69,950	12,882
^ Siemens AG	96,999	12,503
DaimlerChrysler AG (Registered)	108,483	8,483
Allianz AG	47,403	8,449
Deutsche Telekom AG	344,437	7,055
BASF AG	52,125	6,789
Bayer AG	80,532	6,608
Deutsche Bank AG	55,605	6,259
Volkswagen AG	22,867	5,179
RWE AG	41,495	5,094
SAP AG	98,659	4,735
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22,951	4,123
Deutsche Boerse AG	21,226	3,714
Deutsche Post AG	93,763	3,025
Commerzbank AG	68,292	2,074
ThyssenKrupp AG	40,545	1,982
Man AG	15,047	1,855
Continental AG	16,821	1,747
Bayerische Motoren Werke AG	31,295	1,719
Linde AG	13,050	1,703
^ Porsche AG	915	1,643
Volkswagen AG Pfd.	11,136	1,546
Metro AG	17,210	1,410
Adidas AG	20,653	1,317
Fresenius Medical Care AG	22,191	1,142
K+S AG	4,087	1,034
Beiersdorf AG	13,311	1,027
Henkel KGaA Pfd.	20,097	916
Salzgitter AG	5,133	805
* Infineon Technologies AG	77,445	786
* TUI AG	35,072	758
Henkel KGaA	16,839	705
Deutsche Postbank AG	8,250	686
Fresenius AG PFD	8,052	629
Hypo Real Estate Holding AG	19,423	610
Celesio AG	9,799	577
Deutsche Lufthansa AG	23,789	570
Hochtief AG	4,898	493
Hannover Rueckversicherung AG	9,048	405
Wacker Chemie AG	1,740	379
Fraport AG	4,836	364
HeidelbergerCement AG	2,378	357
* Q-Cells AG	3,694	348
Lanxess	8,794	306
Fresenius AS	3,058	244
Merck KGaA	1,920	237
Puma AG	596	216
Heidelberger Druckmaschinen AG	7,656	208
* Arcandor AG	10,788	200
Altana AG	4,777	107
Suedzucker AG	3,879	82
* Aachener & Muenchener Beteiligungs AG (Bearer)	493	71

		126,156

Greece (0.6%)
National Bank of Greece SA ADR	287,928	3,556
Hellenic Telecommunications Organization SA ADR	98,555	1,547
Alpha Credit Bank SA	40,025	1,326
EFG Eurobank Ergasias	38,724	1,094
Bank of Piraeus	31,136	1,001
Greek Organization of Football Prognostics	22,317	780
Coca-Cola Hellenic Bottling Co. SA	13,798	583
* GEA Group AG	18,635	576
Public Power Corp.	9,180	430
Titan Cement Co. SA	4,688	214
Cosmote Mobile Communications SA	4,710	181
Hellenic Petroleum SA	9,460	143
* Commercial Bank of Greece SA	3,080	91
National Bank of Greece SA	180	11

		11,533

Hong Kong (2.4%)
Sun Hung Kai Properties Ltd.	198,409	3,937
Hutchison Whampoa Ltd.	334,000	3,288
Cheung Kong Holdings Ltd.	186,000	3,016
Industrial and Commercial Bank of China Ltd. Class H	4,328,000	2,605
Hong Kong Exchanges & Clearing Ltd.	116,500	2,429
CNOOC Ltd.	1,442,000	2,038
Swire Pacific Ltd. A Shares	122,000	1,657
Hang Seng Bank Ltd.	78,400	1,557
CLP Holdings Ltd.	189,500	1,507
Hong Kong & China Gas Co., Ltd.	515,500	1,413
Esprit Holdings Ltd.	95,500	1,244
Li & Fung Ltd.	328,000	1,235
Hongkong Land Holdings Ltd.	241,000	1,145
Henderson Land Development Co. Ltd.	125,466	1,084
Boc Hong Kong Holdings Ltd.	427,237	1,068
Bank of East Asia Ltd.	174,000	1,002
Hong Kong Electric Holdings Ltd.	174,000	993
Wharf Holdings Ltd.	183,250	987
Hang Lung Properties Ltd.	243,000	962
China Overseas Land & Investment Ltd.	522,000	895
New World Development Co., Ltd.	274,000	839
Shangri-La Asia Ltd.	260,444	777
Sino Land Co.	238,000	731
Hang Lung Development Co., Ltd.	134,000	622
MTR Corp.	160,500	620
Wing Hang Bank Ltd.	43,500	565
Tencent Holdings Ltd.	93,600	558
Tingyi Holding Corp.	348,000	493
Link REIT	184,343	469
* Foxconn International Holdings Ltd.	261,000	437
* China Railway Group, Ltd.	381,000	414
China Netcom Group Corp. Hong Kong Ltd.	131,500	404
Kingboard Chemical Holdings Ltd.	87,000	363
Hopewell Holdings Ltd.	77,000	337
Kerry Properties Ltd.	48,000	324
^ Techtronic Industries Co., Ltd.	304,500	318
Cathay Pacific Airways Ltd.	135,015	302
Hengan International Group Co. Ltd.	77,622	284
PCCW Ltd.	434,000	249
*^Country Garden Holdings Co.	293,960	223
Shimao Property Holdings Ltd.	122,594	218
*^China Citic Bank	367,700	213
Wheelock and Co. Ltd.	69,000	202
Agile Property Holdings, Inc.	142,000	159
First Pacific Co. Ltd.	208,000	149
Hysan Development Co., Ltd.	49,000	145
Cheung Kong Infrastructure Holdings Ltd.	38,000	144
Hong Kong Aircraft & Engineering Co., Ltd.	6,400	144
Shun Tak Holdings Ltd.	99,000	138
Chinese Estates Holdings	78,000	129
Yue Yuen Industrial (Holdings) Ltd.	43,000	126
Hutchison Telecommunications International Ltd.	87,000	124
* China Insurance International Holdings Co., Ltd.	54,000	111
CITIC International Financial Holdings Ltd.	198,000	109
Wing Lung Bank Ltd.	9,700	109
Television Broadcasts Ltd.	20,000	109
* Galaxy Entertainment Group Ltd.	129,000	97
ASM Pacific Technology Ltd.	16,700	97
Hong Kong and Shanghai Hotels Ltd.	61,500	96
Guoco Group	8,000	95
Industrial and Commercial Bank of China (Asia) Ltd.	43,000	93
Orient Overseas International Ltd.	15,000	91
CNPC Hong Kong Ltd.	190,000	90
Great Eagle Holdings Ltd.	26,000	87
Dah Sing Financial Group	10,400	82
Hopson Development Holdings Ltd.	44,000	80
Cafe De Coral Holdings Ltd.	38,000	77
Shenzhen International Holdings Ltd.	647,500	68
Greentown China Holdings Ltd.	54,500	66
Lee & Man Paper Manufacturing Ltd.	29,200	65
Johnson Electric Holdings Ltd.	44,500	22
Melco International Development Corp.	9,000	13
Hopewell Highway Infrastructure Ltd.	13,000	10
Giordano International Ltd.	22,000	9
Mandarin Oriental International Ltd.	4,000	8
Texwinca Holdings Ltd.	10,000	8
Chong Hing Bank Ltd.	3,000	7
SCMP Group Ltd.	16,000	6
Dah Sing Banking Group Ltd.	2,800	6
Lianhua Supermarket Holdings Ltd. Class H	4,000	6
Next Media Ltd.	14,000	5
Beijing North Star Co. Ltd.	10,000	5
Fubon Bank (Hong Kong) Ltd.	6,000	4
Henderson Investment Ltd.	74,000	4
SmarTone Telecommunications Ltd.	4,000	4
Public Financial Holdings Ltd.	4,000	3
* Hutchinson Harbour Ring Ltd.	38,000	3
Oriental Press Group Ltd.	14,000	2
I-Cable Communications Ltd.	9,000	2
* Industrial & Commercial Bank of China (Asia) Ltd., Warrants Exp. 11/6/08	777	-

		47,031

Hungary (0.2%)
OTP Bank Rt.	28,240	1,225
MOL Hungarian Oil and Gas Nyrt.	8,205	1,103
Richter Gedeon Rt.	2,610	586
Magyar Tavkozlesi Rt.	27,251	133

		3,047

India (2.0%)
Reliance Industries Ltd. GDR	29,488	3,703
Infosys Technologies Ltd. ADR	70,748	2,929
ICICI Bank Ltd. ADR	36,604	2,224
Larsen & Toubro Ltd.	21,638	2,034
* Bharti Airtel Ltd.	75,114	1,649
HDFC Bank Ltd. ADR	12,823	1,530
Housing Development Finance Corp. Ltd.	20,430	1,489
ITC Ltd.	293,071	1,475
Satyam Computer Services Ltd. ADR	55,444	1,350
State Bank of India GDR	11,235	1,271
Reliance Communication Ventures	81,024	1,249
Reliance Industries Ltd.	15,487	982
Tata Iron and Steel Co. Ltd.	51,129	968
Wipro Ltd. ADR	66,739	806
Axis Bank Ltd.	26,468	761
Oil and Natural Gas Corp. Ltd.	28,686	731
Bharat Heavy Electricals Ltd.	13,223	700
Jaiprakash Associates Ltd.	73,515	685
^ Videsh Sanchar Nigam Ltd. ADR	21,525	572
Reliance Energy Ltd.	10,329	528
Reliance Capital Ltd.	10,837	524
Dr. Reddy's Laboratories Ltd. ADR	36,312	503
* Sterlite Industries (India) Ltd.	25,517	492
Grasim Industries Ltd.	6,414	486
Infrastructure Development Finance Co., Ltd.	90,523	463
Unitech, Ltd.	45,432	450
DLF Ltd.	20,675	430
Bajaj Auto Ltd.	7,094	429
NTPC Ltd.	84,612	427
Hindustan Lever Ltd.	78,026	417
^ Mahanagar Telephone Nigam Ltd. ADR	56,550	368
* Reliance Petroleum Ltd.	83,959	345
Kotak Mahindra Bank	12,836	339
* Suzlon Energy Ltd.	40,235	317
* Idea Cellular Ltd.	98,348	312
Hindalco Industries Ltd.	72,615	306
Siemens India Ltd.	6,525	280
Tata Power Co. Ltd.	8,042	266
Steel Authority of India Ltd.	47,960	265
Tata Consultancy Services Ltd.	11,363	254
Cipla Ltd.	45,127	219
Gail India Ltd.	19,638	205
* Asea Brown Boveri India Ltd.	6,561	190
Tata Motors Ltd.	10,377	185
Maruti Udyog Ltd.	6,709	147
* Cairn India Ltd.	27,330	137
Sun Pharmaceutical Industries Ltd.	4,626	135
* Mundra Port and Special Economic Zone Ltd.	6,203	132
Nicholas Piramal India Ltd.	16,180	130
Zee Entertainment Enterprises	16,440	120
* Power Grid Corp of India Ltd	45,612	118
Mahindra & Mahindra Ltd.	6,597	112
Hero Honda Motors Ltd.	6,183	110
Ambuja Cements Ltd.	35,225	109
GlaxoSmithKline Pharmaceuticals (India) Ltd.	4,918	104
Bank of India	11,346	103
Indian Oil Corporation Ltd.	8,307	102
Tata Chemicals Ltd.	12,488	99
HCL Technologies Ltd.	15,413	96
Bharat Forge Ltd.	12,802	93
Great Eastern Shipping Co.	8,840	91
Ultratech Cemco Ltd.	3,849	87
Hindustan Petroleum Corp., Ltd.	13,134	85
Nestle India Ltd.	2,239	80
Bharat Petroleum Corp. Ltd.	8,396	78
Ranbaxy Laboratories Ltd.	8,613	77
Bharat Electronics Ltd.	1,858	74
Canara Bank Ltd.	9,705	73
Lupin Ltd.	4,820	70
National Aluminium Co., Ltd.	6,100	69
* GMR Infrastructure Ltd.	15,377	69
Associated Cement Cos. Ltd.	3,467	68
* Oriental Bank of Commerce	8,752	56
Moser Baer India Ltd.	9,766	53
Great Offshore Ltd.	2,253	49
Industrial Development Bank of India Ltd.	16,782	48
Dabur India Ltd.	20,253	48
Ashok Leyland Ltd.	41,763	37
Asian Paints (India) Ltd.	896	29
* I-Flex Solutions Ltd.	935	23
Colgate-Palmolive (India) Ltd.	2,083	22
* Tata Steel Ltd.	6,535	18
Union Bank of India Ltd.	2,930	14
Mphasis Ltd.	2,267	13
Bank of Baroda	1,056	11
Jet Airways (India) Ltd.	250	5
Wockhardt Ltd.	500	5
* Shipping Corp. of India Ltd.	819	4
* Tech Mahindra Ltd.	221	4
Corporation Bank	416	4
Castrol (India) Ltd.	358	3
Cadila Healthcare Ltd.	364	2
TVS Motor Co. Ltd.	1,378	1

		39,325

Indonesia (0.3%)
PT Astra International Tbk	473,000	1,426
PT Bumi Resources Tbk	1,842,000	1,308
PT Telekomunikasi Indonesia Tbk	940,500	957
PT Bank Central Asia Tbk	2,032,000	796
PT Bank Rakyat Indonesia Tbk	540,000	418
PT Perusahaan Gas Negara Tbk	140,500	209
PT International Nickel Indonesia Tbk	155,000	136
PT Indonesian Satellite Corp. Tbk	168,500	131
PT Bank Mandiri Tbk	316,000	117
PT Indofood Sukses Makmur Tbk	290,500	91
PT Unilever Indonesia Tbk	118,000	90
PT Semen Gresik Tbk	137,500	85
PT Bank Danamon Tbk	78,000	62
* PT Bank Indonesia Tbk	626,000	42
PT Gudang Garam Tbk	45,500	41
PT Ramayana Lestari Sentosa Tbk	221,500	18

		5,927

Ireland (0.5%)
CRH PLC	58,316	2,212
Allied Irish Banks PLC	93,958	2,093
Bank of Ireland	102,437	1,502
* Elan Corp. PLC	48,512	1,234
Anglo Irish Bank Corp. PLC	79,368	1,122
Irish Life & Permanent PLC	30,320	486
Kerry Group PLC A Shares	14,465	389
* Ryanair Holdings PLC	58,749	335
* Ryanair Holdings PLC ADR	3,562	119

		9,492

Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	85,596	3,940
Israel Chemicals Ltd.	110,551	1,432
Bank Hapoalim Ltd.	111,508	520
Bezeq Israeli Telecommunication Corp., Ltd.	233,335	433
Bank Leumi Le-Israel	85,560	429
* NICE Systems Ltd.	12,354	384
* Makhteshim-Agan Industries Ltd.	44,805	355
The Israel Corp. Ltd.	133	134
Partner Communications Co. Ltd.	5,800	122
Elbit Systems Ltd.	800	50
Discount Investment Corp. Ltd.	1,200	31
Africa-Israel Investments Ltd.	400	28
United Mizrahi Bank Ltd.	2,700	22
* Israel Discount Bank Ltd.	5,000	13
Koor Industries Ltd.	100	7
Harel Insurance Investments Ltd.	100	6
Clal Insurance Enterprise Holdings Ltd.	200	5
IDB Development Corp. Ltd.	100	3
* Osem Investment Ltd.	200	2
Ormat Industries Ltd.	116	2
Delek Group, Ltd.	8	1
* Alvarion Ltd.	151	1
IDB Holding Corp., Ltd.	51	1
Super Sol Ltd.	300	1
Delek Automotive Systems Ltd.	100	1
Blue Square-Israel Ltd.	100	1
Migdal Insurance Holdings Ltd.	700	1
Gazit Globe (1982) Ltd.	117	1
Clal Industries and Investments Ltd.	200	1
* First International Bank of Israel Ltd. -ILS .01 Par	411	1
* First International Bank of Israel Ltd. -ILS .05 Par	82	1
* Given Imaging Ltd.	47	1
* Property & Building Corp.	7	1
* Gazit Globe (1982), Ltd. Warrants Exp. 6/3/08	15	-

		7,931

Italy (3.1%)
Eni SpA	292,876	9,469
Unicredito Italiano SpA	1,052,081	7,797
Intesa Sanpaolo SpA	943,165	6,712
Assicurazioni Generali SpA	146,125	6,223
Enel SpA	486,000	5,398
Telecom Italia SpA	1,393,862	4,234
Fiat SpA	82,496	1,937
Unione Di Banche Italiane ScpA	67,360	1,684
Telecom Italia SpA RNC	607,880	1,396
* Banco Popolare SpA	67,282	1,356
Saipem SpA	38,370	1,332
Finmeccanica SpA	37,236	1,113
Atlantia SpA	32,718	1,087
Mediobanca Banca di Credito Finanziaria SpA	42,192	790
Mediaset SpA	87,768	772
Terna SpA	180,955	760
^ Banca Monte dei Paschi di Siena SpA	141,516	656
Parmalat SpA	181,308	654
Snam Rete Gas SpA	96,841	642
A2A SpA	158,451	637
Autogrill SpA	37,095	627
Banca Popolare di Milano SpA	47,727	603
Lottomatica SpA	14,284	526
Fondiaria - Sai SpA	12,470	514
* Pirelli & C. Accomandita per Azioni SpA	491,202	513
Alleanza Assicurazioni SpA	38,464	490
Italcementi SpA	19,112	381
IFIL Investments SpA	44,753	362
Luxottica Group SpA	11,962	339
* Banca CR Firenze	29,919	296
Banca Carige SpA	60,143	292
Unipol Gruppo Finanziario Spa Pfd.	78,615	207
RCS Media Group SpA	44,576	168
Saras SpA Raffinerie Sarde	25,991	133
Mediolanum SpA	17,160	113
Bulgari SpA	9,148	106
Italcementi SpA Risp.	7,094	100
Unipol Gruppo Finanziario Spa	33,917	96
Buzzi Unicem SpA	3,631	86
Benetton Group SpA	6,263	85
* Edison SpA	31,533	82
Seat Pagine Gialle SpA	186,531	62
Gruppo Editoriale L'Espresso SpA	3,122	13

		60,843

Japan (14.5%)
Toyota Motor Corp.	285,700	15,468
Mitsubishi UFJ Financial Group	1,134,740	11,247
Sumitomo Mitsui Financial Group, Inc.	815	6,541
Canon, Inc.	139,800	5,927
Nintendo Co.	11,300	5,714
Matsushita Electric Industrial Co., Ltd.	261,000	5,566
Sony Corp.	105,800	4,998
Honda Motor Co., Ltd.	144,000	4,453
Takeda Pharmaceutical Co. Ltd.	69,400	4,238
Mizuho Financial Group, Inc.	891	4,183
Mitsubishi Corp.	131,700	3,490
Nippon Steel Corp.	536,000	3,258
NTT DoCoMo, Inc.	1,916	3,029
Mitsui & Co., Ltd.	148,000	3,015
Nomura Holdings Inc.	204,700	2,992
East Japan Railway Co.	351	2,921
Mitsubishi Estate Co., Ltd.	107,000	2,880
Japan Tobacco, Inc.	538	2,855
Tokyo Electric Power Co.	105,500	2,736
Nippon Telegraph and Telephone Corp.	552	2,627
Komatsu Ltd.	105,600	2,574
Millea Holdings, Inc.	64,900	2,473
KDDI Corp.	350	2,392
JFE Holdings, Inc.	47,600	2,221
Nissan Motor Co., Ltd.	234,700	2,192
Mitsui Fudosan Co., Ltd.	92,000	2,134
Hitachi Ltd.	261,000	1,955
Seven and I Holdings Co., Ltd.	76,100	1,886
Kansai Electric Power Co., Inc.	73,200	1,825
Mitsui Sumitomo Insurance Co.	174,000	1,803
Sumitomo Metal Industries Ltd.	375,000	1,793
Toshiba Corp.	261,000	1,784
Shin-Etsu Chemical Co., Ltd.	33,600	1,777
Astellas Pharma Inc.	39,800	1,726
Kao Corp.	57,000	1,725
Daiichi Sankyo Co., Ltd.	56,000	1,681
Denso Corp.	46,000	1,664
Orix Corp.	9,530	1,646
Fanuc Co., Ltd.	18,400	1,633
Kyocera Corp.	20,200	1,614
Central Japan Railway Co.	174	1,612
Mitsubishi Electric Corp.	174,000	1,601
Fuji Photo Film Co., Ltd.	40,800	1,584
Chubu Electric Power Co.	61,900	1,568
Sharp Corp.	87,000	1,515
Daiwa Securities Group Inc.	167,000	1,497
Itochu Corp.	161,000	1,488
Mitsubishi Heavy Industries Ltd.	348,000	1,444
Sumitomo Corp.	95,200	1,330
Yamada Denki Co., Ltd.	12,240	1,311
Murata Manufacturing Co., Ltd.	26,100	1,303
Terumo Corp.	23,700	1,296
Secom Co., Ltd.	24,100	1,231
Rohm Co., Ltd.	16,100	1,195
Daikin Industries Ltd.	26,100	1,182
Sumitomo Realty & Development Co.	47,000	1,175
Kirin Brewery Co., Ltd.	73,000	1,170
T & D Holdings, Inc.	21,750	1,166
Sumitomo Chemical Co.	163,000	1,161
Marubeni Corp.	164,000	1,144
West Japan Railway Co.	236	1,143
Fujitsu Ltd.	174,000	1,137
Mitsui OSK Lines Ltd.	90,000	1,105
Asahi Glass Co., Ltd.	87,000	1,094
Eisai Co., Ltd.	26,100	1,080
Toray Industries, Inc.	158,000	1,076
Suzuki Motor Corp.	42,600	1,071
Softbank Corp.	57,600	1,062
Tokyo Electron Ltd.	17,400	1,053
Mitsubishi Chemical Holdings Corp.	144,500	1,052
Sumitomo Trust & Banking Co., Ltd.	163,000	1,049
Bridgestone Corp.	60,900	1,034
Ibiden Co., Ltd.	16,000	1,016
Bank of Yokohama Ltd.	154,000	1,009
TDK Corp.	15,700	1,009
Tokyu Corp.	155,000	971
Asahi Kasei Corp.	158,000	970
Sumitomo Metal Mining Co.	57,000	947
Hoya Corp.	34,800	946
Tohoku Electric Power Co.	40,000	942
Tokyo Gas Co., Ltd.	200,000	940
Asahi Breweries Ltd.	52,200	922
Nippon Yusen Kabushiki Kaisha Co.	112,000	917
Yahoo Japan Corp.	2,364	911
Sumitomo Electric Industries Ltd.	60,600	895
Kyushu Electric Power Co., Inc.	34,900	883
Kobe Steel Ltd.	261,000	882
Ricoh Co.	55,000	866
Nikon Corp.	31,000	862
Nitto Denko Corp.	17,400	857
Daito Trust Construction Co., Ltd.	15,500	842
Nippon Express Co., Ltd.	152,000	817
Dai-Nippon Printing Co., Ltd.	55,000	805
Kintetsu Corp.	230,000	778
Resona Holdings Inc.	473	762
Credit Saison Co., Ltd.	26,000	759
Shiseido Co., Ltd.	32,000	756
Keyence Corp.	3,500	748
Isuzu Motors Ltd.	174,000	746
Chugoku Electric Power Co., Ltd.	34,800	743
Aeon Co., Ltd.	61,000	740
Toho Co., Ltd.	29,900	732
JTEKT Corp.	43,400	729
* Mitsubishi Motors Corp.	435,000	725
Tobu Railway Co., Ltd.	148,000	723
NTT Data Corp.	162	720
NEC Corp.	174,000	713
Yakult Honsha Co., Ltd.	26,100	706
Dentsu Inc.	299	698
Aisin Seiki Co., Ltd.	17,400	697
Nippon Oil Corp.	102,000	692
Nippon Mining Holdings Inc.	116,000	688
Joyo Bank Ltd.	120,000	685
Mitsui Trust Holding Inc.	98,000	683
Toyoda Automatic Loom Works Ltd.	17,400	679
Hankyu Corp.	146,000	678
Olympus Corp.	20,000	675
Inpex Holdings, Inc.	70	668
Osaka Gas Co., Ltd.	174,000	667
Sompo Japan Insurance Inc.	73,000	666
Daiwa House Industry Co., Ltd.	47,000	660
Benesse Corp.	15,800	657
Makita Corp.	17,400	652
NGK Insulators Ltd.	25,000	649
Mitsubishi Materials Corp.	155,000	642
Mazda Motor Corp.	150,000	638
Sekisui House Ltd.	56,000	628
^ Mizuho Trust & Banking Co., Ltd.	367,000	625
Electric Power Development Co., Ltd.	17,400	622
Toyota Tsusho Corp.	26,000	614
JSR Corp.	26,100	610
JS Group Corp.	34,700	608
The Hiroshima Bank, Ltd.	109,000	597
Konica Minolta Holdings, Inc.	37,000	596
Kuraray Co., Ltd.	49,500	594
Hokuriku Electric Power Co.	26,100	593
THK Co., Inc.	29,700	591
Kawasaki Heavy Industries Ltd.	229,000	582
The Nishi-Nippon City Bank, Ltd.	213,000	579
Nissin Food Products Co., Ltd.	17,400	579
MEDICEO Holdings Co., Ltd.	34,800	578
Ajinomoto Co., Inc.	54,000	576
Hokkaido Electric Power Co., Ltd.	26,100	573
SMC Corp.	5,000	561
* Elpida Memory Inc.	15,600	559
Shizuoka Bank Ltd.	50,000	553
Omron Corp.	26,100	544
Yamaha Corp.	26,100	537
Nipponkoa Insurance Co., Ltd.	58,000	534
Marui Co., Ltd.	59,600	527
Stanley Electric Co.	26,100	527
Showa Denko K.K.	154,000	522
Toppan Printing Co., Ltd.	52,000	521
Isetan Co.	43,800	519
Nippon Paper Group, Inc.	215	508
Nisshin Steel Co.	151,000	503
Shikoku Electric Power	17,400	502
Kubota Corp.	68,000	491
Fukuoka Financial Group, Inc.	80,000	490
Namco Bandai Holdings Inc.	34,800	489
Shionogi & Co., Ltd.	26,000	488
Shinsei Bank, Ltd.	105,000	487
Hokuhoku Financial Group, Inc.	155,000	486
Citizen Watch Co., Ltd.	52,200	481
Toyo Seikan Kaisha Ltd.	26,100	477
Yamato Holdings Co., Ltd.	34,000	475
Konami Corp.	15,700	472
Chiba Bank Ltd.	63,000	470
Nomura Research Institute, Ltd.	17,600	468
Chugai Pharmaceutical Co., Ltd.	34,700	460
SBI Holdings, Inc.	1,908	449
Taisei Corp.	152,000	447
Ono Pharmaceutical Co., Ltd.	9,000	444
Taisho Pharmaceutical Co.	21,000	438
Promise Co., Ltd.	13,050	428
Seiko Epson Corp.	17,400	425
Leopalace21 Corp.	16,800	411
Urban Corp.	43,800	408
Sankyo Co., Ltd.	7,500	402
Kawasaki Kisen Kaisha Ltd.	41,000	400
Yamaha Motor Co., Ltd.	17,400	399
Advantest Corp.	17,400	384
^ Odakyu Electric Railway Co.	58,000	384
Trend Micro Inc.	10,500	379
OJI Paper Co., Ltd.	87,000	372
Sojitz Holdings Corp.	106,700	370
NTT Urban Development Corp.	226	359
Japan Steel Works Ltd.	24,000	357
* Sanyo Electric Co., Ltd.	261,000	352
Sumitomo Heavy Industries Ltd.	42,000	352
Fuji Heavy Industries Ltd.	87,000	349
Sumco Corp.	15,700	348
Mitsui Chemicals, Inc.	51,000	341
Yokogawa Electric Corp.	34,800	340
Fast Retailing Co., Ltd.	4,500	336
Bank of Kyoto Ltd.	28,000	336
Taiheiyo Cement Corp.	150,000	325
IHI Corp.	156,000	312
NSK Ltd.	35,000	309
Nidec Corp.	4,600	303
Kurita Water Industries Ltd.	9,300	301
Brother Industries Ltd.	24,000	297
Mitsubishi Gas Chemical Co.	31,000	289
Hirose Electric Co., Ltd.	2,800	287
Nippon Sheet Glass Co., Ltd.	62,000	286
Ohbayashi Corp.	50,000	285
Shimizu Corp.	55,000	284
Nippon Electric Glass Co., Ltd.	18,500	276
Casio Computer Co.	26,100	276
Shimano, Inc.	7,100	276
CSK Corp.	9,900	273
^ Keihin Electric Express Railway Co., Ltd.	40,000	270
Nippon Sanso Corp.	28,000	265
The Hachijuni Bank Ltd.	38,000	261
Lawson Inc.	7,300	260
Aioi Insurance Co., Ltd.	53,000	259
Keihan Electric Railway Co., Ltd.	59,000	258
All Nippon Airways Co., Ltd.	64,000	255
Kajima Corp.	79,000	254
JGC Corp.	15,000	253
Tokyu Land Corp.	31,000	252
Kyowa Hakko Kogyo Co.	25,000	251
Teijin Ltd.	63,000	250
NOK Corp.	12,100	247
Takashimaya Co.	23,000	245
Dai-Nippon Ink & Chemicals, Inc.	55,000	245
* Haseko Corp.	144,000	245
The Iyo Bank, Ltd.	24,000	244
Gunma Bank Ltd.	35,000	243
Keio Electric Railway Co., Ltd.	41,000	243
NTN Corp.	33,000	239
Oriental Land Co., Ltd.	4,000	236
^ Toto Ltd.	29,000	233
The Chugoku Bank, Ltd.	16,000	229
Shinko Securities Co., Ltd.	57,000	224
Matsushita Electric Works, Ltd.	21,000	224
Ube Industries Ltd.	71,000	224
Nissan Chemical Industries, Ltd.	18,000	223
Toho Gas Co., Ltd.	44,000	223
Acom Co., Ltd.	8,830	221
TonenGeneral Sekiyu K.K.	25,000	217
Daido Steel Co., Ltd.	32,000	213
Mitsui Engineering & Shipbuilding Co., Ltd.	62,000	208
Sekisui Chemical Co.	31,000	204
Yamaguchi Financial Group, Inc.	15,000	203
Minebea Co., Ltd.	37,000	198
* Yamato Kogyo Co., Ltd.	5,100	193
* J. Front Retailing Co., Ltd.	29,400	189
Sapporo Hokuyo Holdings, Inc.	22	184
Aozora Bank, Ltd.	63,000	184
Amada Co., Ltd.	21,000	182
Tanabe Seiyaku Co., Ltd.	14,000	170
Mitsumi Electric Co., Ltd.	5,800	163
AEON Mall Co., Ltd.	6,200	160
Takefuji Corp.	5,520	159
Hitachi Construction Machinery Co.	6,700	158
Sapporo Holdings Ltd.	19,000	153
Toyo Suisan Kaisha, Ltd.	8,000	152
Nippon Meat Packers, Inc.	13,000	147
Idemitsu Kosan Co. Ltd.	1,700	146
Hitachi Metals Ltd.	11,000	146
^ Maruichi Steel Tube Ltd.	4,800	145
Nisshin Seifun Group Inc.	14,500	143
The Suruga Bank, Ltd.	12,000	143
Hamamatsu Photonics Co.	4,100	142
Alfresa Holdings Corp.	2,300	142
Dainippon Pharmaceutical Co., Ltd.	17,000	141
Toyota Boshoku Corp.	4,600	141
* Japan Airlines System Co.	57,000	140
NGK Spark Plug Co.	8,000	140
Diamond Lease Co., Ltd.	3,690	139
Ushio Inc.	6,800	139
Uni-Charm Corp.	2,100	139
Nagoya Railroad Co., Ltd.	45,000	139
Sega Sammy Holdings Inc.	11,700	137
FamilyMart Co., Ltd.	4,600	137
Ryohin Keikaku Co., Ltd.	2,200	136
Mitsui Mining & Smelting Co., Ltd.	36,000	136
Kikkoman Corp.	11,000	135
Santen Pharmaceutical Co., Ltd.	5,000	134
Daihatsu Motor Co., Ltd.	13,000	133
Cosmo Oil Co., Ltd.	39,000	133
Hino Motors, Ltd.	19,000	132
Susuken Co., Ltd.	3,600	132
Fuji Electric Holdings Co., Ltd.	38,000	129
Furukawa Electric Co.	32,000	129
Dowa Mining Co., Ltd.	19,000	128
Kinden Corp.	15,000	127
Nitori Co., Ltd.	2,400	126
77 Bank Ltd.	20,000	125
Shimadzu Corp.	14,000	125
Yokohama Rubber Co.	22,000	124
Hisamitsu Pharmaceutical Co. Inc.	3,600	121
NHK Spring Co.	14,000	119
Tokyo Tatemono Co., Ltd.	14,000	119
Denki Kagaku Kogyo K.K.	29,000	118
Ezaki Glico Co., Ltd.	11,000	118
Tsumura & Co.	5,500	118
Yaskawa Electric Corp.	11,000	118
Asics Corp.	9,000	117
Kamigumi Co., Ltd.	16,000	117
Mabuchi Motor Co.	2,100	117
The Nanto Bank, Ltd.	24,000	116
Yamatake Corp.	4,700	116
The Juroku Bank, Ltd.	21,000	116
Koito Manufacturing Co., Ltd.	8,000	116
Toyoda Gosei Co., Ltd.	3,500	114
Tosoh Corp.	27,000	114
Japan Petroleum Exploration Co., Ltd.	1,800	114
Sagami Railway	30,000	114
Rinnai Corp.	3,500	113
Meiji Dairies Corp.	21,000	113
Nichirei Corp.	24,000	113
Kansai Paint Co., Ltd.	17,000	113
Hitachi Chemical Co., Ltd.	6,500	112
Ito En, Ltd.	5,200	112
Shimachu Co.	4,000	111
USS Co., Ltd.	1,880	110
Keisei Electric Railway Co., Ltd.	20,000	110
Mitsubishi Logistics Corp.	9,000	109
Wacoal Corp.	8,000	109
Mitsubishi Rayon Co., Ltd.	27,000	109
Fujikura Ltd.	22,000	108
Tokyo Steel Manufacturing Co.	10,800	108
Canon Sales Co. Inc.	6,500	106
Ogaki Kyoritsu Bank, Ltd.	17,000	106
The Kagoshima Bank, Ltd.	15,000	105
Oracle Corp. Japan	2,400	105
^ ULVAC, Inc.	2,400	105
Toda Corp.	20,000	104
Mitsukoshi, Ltd.	26,000	103
The Hyakujushi Bank Ltd.	20,000	103
Daicel Chemical Industries Ltd.	18,000	101
The Musashino Bank, Ltd.	2,200	101
Coca-Cola West Japan Co., Ltd.	4,700	100
The Shiga Bank, Ltd.	15,000	99
Shinko Electric Industries Co., Ltd.	5,800	98
Shimamura Co., Ltd.	1,200	98
Nippon Shokubai Co., Ltd.	11,000	98
Aoyama Trading Co., Ltd.	4,300	98
Kaneka Corp.	13,000	97
Nisshinbo Industries, Inc.	9,000	97
^ Meiji Seika Kaisha Ltd.	22,000	96
Chiyoda Corp.	8,000	94
The Daishi Bank, Ltd.	23,000	94
Hakuhodo DY Holdings Inc.	1,810	94
The Hokkoku Bank, Ltd.	20,000	93
Higo Bank Ltd.	15,000	93
Lion Corp.	21,000	93
Alps Electric Co., Ltd.	8,000	92
Showa Shell Sekiyu K.K.	10,500	92
Sumitomo Bakelite Co. Ltd.	17,000	90
Square Enix Co., Ltd.	3,000	87
The Hyakugo Bank Ltd.	15,000	87
Tokuyama Corp.	12,000	86
Taiyo Yuden Co., Ltd.	7,000	83
Komeri Co., Ltd.	3,800	81
Hitachi Koki Co.	5,400	78
Shima Seiki Manufacturing, Ltd.	1,800	75
Nomura Real Estate Holdings Inc.	3,100	67
* Takata Corp.	2,400	63
* Pacific Metals Co., Ltd.	7,000	55
Okuma Corp.	6,000	53
Mori Seiki Co.	2,800	51
Onward Kashiyama Co., Ltd.	4,000	41
Sumitomo Rubber Industries Ltd.	3,900	35
JAFCO Co., Ltd.	900	32
Uny Co., Ltd.	4,000	31
ZEON Corp.	5,000	30
Hankyu Department Stores, Inc.	4,000	29
Aeon Credit Service Co. Ltd.	1,900	29
Aiful Corp.	1,350	28
Tokai Rika Co., Ltd.	900	27
Asatsu-DK Inc.	900	27
Seino Transportation Co., Ltd.	4,000	27
Q.P. Corp.	2,800	27
Toyobo Ltd.	12,000	26
Osaka Titanium Technologies Co.	400	26
House Foods Industry Corp.	1,400	25
* Matsumotokiyoshi Holdings Co., Ltd.	1,000	24
Pioneer Corp.	3,200	24
EDION Corp.	2,000	23
Park24 Co., Ltd.	2,600	22
* Oki Electric Industry Co. Ltd.	13,000	21
SFCG Co., Ltd.	140	21
Tokyo Broadcasting System, Inc.	900	21
Nipro Corp.	1,000	20
Sumitomo Osaka Cement Co., Ltd.	10,000	19
Fuji Television Network, Inc.	12	19
Kokuyo Co., Ltd.	2,300	19
Matsui Securities Co., Ltd.	2,700	19
The Awa Bank, Ltd.	3,000	19
Nippon Light Metal Co.	10,000	18
Yamazaki Baking Co., Ltd.	2,000	17
Circle K Sunkus Co., Ltd.	1,200	17
Monex Beans Holdings, Inc.	29	17
The San-in Godo Bank, Ltd.	2,000	16
Ebara Corp.	5,000	16
Otsuka Corp.	200	16
Dai-Nippon Screen Manufacturing Co., Ltd.	3,000	15
Sumitomo Forestry Co.	2,000	15
Nippon Paint Co., Ltd.	3,000	14
Don Quijote Co., Ltd.	800	14
Nishi-Nippon Railroad Co., Ltd.	4,000	14
* The Tokyo Star Bank, Ltd.	4	13
IZUMI Co., Ltd.	900	13
Obic Co., Ltd.	70	13
The Keiyo Bank, Ltd.	2,000	13
Bosch Corp.	3,000	13
Toshiba TEC Corp.	2,000	13
The Bank of Nagoya, Ltd.	2,000	13
Nippon Kayaku Co., Ltd.	2,000	12
Kobayashi Pharmaceutical Co., Ltd.	300	12
Takara Holdings Inc.	2,000	12
Itochu Techno-Science Corp.	400	12
* Okasan Holdings, inc.	2,000	12
Hikari Tsushin, Inc.	300	11
Hitachi High-Technologies Corp.	600	11
Sohgo Security Services Co. , Ltd.	700	11
* Dowa Fire & Marine Insurance Co.	2,000	11
Hitachi Cable Ltd.	2,000	10
Sanken Electric Co., Ltd.	2,000	10
ABC-Mart Inc.	400	10
MISUMI Group Inc.	600	10
Kose Corp.	400	10
Tokyo Style Co.	1,000	10
Toho Titanium Co., Ltd.	400	9
Nippon Television Network Corp.	70	9
Lintec Corp.	600	9
Mochida Pharmaceutical	1,000	9
DISCO Corp.	200	9
TIS Inc.	500	9
Gunze Ltd.	2,000	9
Autobacs Seven Co., Ltd.	400	8
Sysmex Corp.	200	8
Tokai Rubber Industries, Ltd.	500	8
Round One Corp.	5	8
NIDEC SANKYO Corp.	1,000	8
Tokyo Seimitsu Co., Ltd.	400	8
* NEC Electronics Corp.	400	8
Fukuyama Transporting Co., Ltd.	2,000	8
* Funai Electric Co., Ltd.	200	8
* Mitsubishi UFL NiCOS Co., Ltd.	3,000	8
Central Glass Co., Ltd.	2,000	7
* Mizuho Investors Securities Co., Ltd.	5,000	7
* Kansai Urban Banking Corp.	2,000	7
Sumisho Computer Systems Corp.	400	7
Nichicon Corp.	800	6
PanaHome Corp.	1,000	6
NS Solutions Corp.	200	6
* Fuji Fire & Marine Insurance Co., Ltd.	2,000	6
Heiwa Corp.	700	6
* NIS Group Co., Ltd.	2,680	5
Kandenko Co., Ltd.	1,000	5
Koei Co., Ltd.	300	5
Toppan Forms Co., Ltd.	500	5
Aichi Steel Corp.	1,000	5
Toyota Auto Body Co., Ltd.	300	5
Hitachi Maxwell	400	4
TV Asahi Corp.	3	4
Calsonic Kansei Corp.	1,000	4
OBIC Business Consultants Co., Ltd.	50	3
Hitachi Software Engineering Co., Ltd.	100	2
Yoshinoya D&C Co. Ltd.	1	2
Hitachi Capital Corp.	100	1
kabu.com Securities Co., Ltd.	1	1
Sky Perfect JSAT Corp.	2	1
Sumitomo Real Estate Sales Co., Ltd.	10	-
* OMC Card, Inc.	100	-
* Daiei, Inc.	50	-

		280,790

Luxembourg (0.5%)
ArcelorMittal	115,382	7,657
SES Global FDR	37,771	920
RTL Group	1,653	203

		8,780

Malaysia (0.7%)
* Sime Darby Bhd.	467,494	1,705
Malayan Banking Bhd.	401,800	1,476
Public Bank Bhd.	362,600	1,287
Bumiputra-Commerce Holdings Bhd.	350,000	1,124
* IOI Corp. Bhd.	463,355	1,029
Genting Bhd.	281,300	641
Malaysia International Shipping Corp., Bhd. (Foreign)	162,200	481
Telekom Malaysia Bhd.	102,000	359
Resorts World Bhd.	289,000	352
Gamuda Bhd.	199,400	318
Tenaga Nasional Bhd.	110,100	314
Kuala Lumpur Kepong Bhd.	55,000	299
UMW Holdings Malaysia Bhd.	56,300	250
Digi.com Bhd.	32,451	244
AMMB Holdings Bhd.	198,200	227
PLUS Expressways Bhd.	208,600	213
YTL Corp., Bhd.	86,300	208
PPB Group Bhd.	61,800	208
Petronas Gas Bhd.	62,300	201
IJM Corp. Bhd.	86,100	201
British American Tobacco Bhd.	15,300	200
Berjaya Sports Toto Bhd.	119,600	194
YTL Power International Bhd.	243,512	190
SP Setia Bhd.	114,050	178
Alliance Financial Group Berhad	145,100	132
Tanjong Public Ltd. Co.	24,700	124
Hong Leong Bank Bhd.	63,100	114
Astro All Asia Networks PLC	89,900	107
Magnum Corp., Bhd.	84,100	85
Petronas Dagangan Bhd.	24,300	62
RHB Capital Bhd.	32,300	54
Star Publications Bhd.	47,000	50
Lafarge Malayan Cement Bhd.	30,210	49
EON Capital Bhd.	23,700	45
* Proton Holdings Bhd.	22,500	29
Malaysia Airports Holdings Bhd.	24,600	24
Malaysian Pacific Industries Bhd.	7,400	21
Carlsberg Brewery Malaysia Bhd.	15,400	19
Puncak Niaga Holdings Bhd.	11,400	17

		12,831

Mexico (1.2%)
America Movil SA de CV	3,223,642	9,687
Cemex SAB de CV ADR	84,014	2,278
Telefonos de Mexico SA	1,159,843	2,105
Grupo Mexico SA de CV	269,700	1,581
Wal-Mart de Mexico SA	359,500	1,289
Grupo Televisa SA CPO	269,700	1,206
Grupo Financerio Banorte SA de CV	201,400	831
Fomento Economico Mexicano UBD	226,800	818
* Carso Global Telecom SAB de CV	130,900	588
Grupo Financiero Inbursa, SA de CV	208,800	487
Grupo Modelo SA	104,400	483
Industrias Penoles SA Series CP	15,379	355
* Corporacion GEO, SA de CV	95,549	308
Grupo Bimbo SA	34,907	209
Grupo Aeroportuario del Pacifico SA	43,795	187
Alfa SA de CV Series A	27,870	172
* URBI Desarrollos Urbanos SA de CV	45,900	162
* Desarrolladora Homex SA de CV	17,197	159
Kimberly Clark de Mexico SA de CV Series A	38,855	157
Organzacion Soriana S.A.B. de C.V.	26,500	69
* Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	48,500	59
Consorcio ARA SA de CV	40,621	44
* Carso Infraestructura y Construccion, SA	10,400	10
TV Azteca SA CPO	15,700	9
Gruma SA	2,100	6
* Grupo Continental SA	2,200	5
Grupo Aeroportuario del Pacifico SA ADR	64	3

		23,267

Netherlands (2.0%)
ING Groep NV	232,420	7,573
Unilever NV	168,179	5,484
Koninklijke (Royal) Philips Electronics NV	121,431	4,750
Koninklijke KPN NV	202,109	3,668
Aegon NV	169,075	2,526
Akzo Nobel NV	30,148	2,230
TNT NV	48,361	1,793
Koninklijke Ahold NV	134,242	1,759
Heineken NV	25,459	1,431
Reed Elsevier NV	68,610	1,255
ASML Holding NV	45,069	1,189
Wolters Kluwer NV	32,460	930
Koninklijke DSM NV	20,916	883
European Aeronautic Defence and Space Co.	33,999	867
Heineken Holding NV	12,137	619
Corio NV	6,663	550
^ Randstad Holding NV	9,430	363
SNS Reaal	12,952	245

		38,115

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	204,961	648
Fletcher Building Ltd.	63,129	505
Auckland International Airport Ltd.	103,282	226
Contact Energy Ltd.	32,439	196
Sky City Entertainment Group Ltd.	55,998	194
Fisher & Paykel Healthcare Corp. Ltd.	56,129	135
Sky Network Television Ltd.	14,170	60
The Warehouse Group Ltd.	12,262	55
Kiwi Income Property Trust	52,315	54
Fisher & Paykel Appliances Holdings Ltd.	22,342	50
Vector Ltd.	18,681	31
Air New Zealand Ltd.	16,371	24
Port of Tauranga Ltd.	3,953	19

		2,197

Norway (0.6%)
Statoil ASA	133,026	3,503
Telenor ASA	95,700	1,982
* Orkla ASA	109,750	1,453
Yara International ASA	26,100	1,269
DnB NOR ASA	95,486	1,248
Norsk Hydro ASA	93,782	1,124
* SeaDrill Ltd.	34,800	729
* Aker Kvaerner ASA	27,930	526
Storebrand ASA	44,600	364
* Renewable Energy Corp. AS	7,417	194
^ Norske Skogindustrier ASA	15,441	89

		12,481

Peru (0.1%)
Compania de Minas Buenaventura S.A.u. ADR	12,267	822
Credicorp Ltd.	3,561	259
Volcan Compania Minera SA	77,773	170
Sociedad Minera Cerro Verde SA	1,656	39

		1,290

Philippines (0.1%)
Philippine Long Distance Telephone Co.	4,130	307
Ayala Land, Inc.	588,800	209
Bank of Philippine Islands	130,000	188
Ayala Corp.	14,400	170
SM Investments Corp.	16,170	123
SM Prime Holdings, Inc.	321,899	79
* Manila Electric Co.	38,700	78
Metropolitan Bank & Trust Co.	49,000	50
Jollibee Foods Corp.	36,000	44
Petron Corp.	169,000	23

		1,271

Poland (0.3%)
Bank Polska Kasa Opieki Grupa Pekao SA	14,332	1,172
Powszechna Kasa Oszczednosci Bank Polski SA	49,202	923
Telekomunikacja Polska SA	71,359	685
Polski Koncern Naftowy SA	36,413	617
KGHM Polska Miedz SA	13,712	524
Bank Handlowy W Warszawie	4,640	175
* Getin Holding SA	28,071	143
Polish Oil & Gas	78,197	143
Bank Zachodni WBK SA	1,734	136
* Globe Trade Centre SA	8,644	132
TVN SA	13,591	124
* Bank Rozwoju Eksportu SA	616	96
BIG Bank Gdanski SA	20,144	66
Bank Przemyslowo Handlowy PBK SA	960	38

		4,974

Portugal (0.3%)
Electricidade de Portugal SA	300,434	1,917
Portugal Telecom SGPS SA	120,861	1,557
Banco Comercial Portugues SA	280,353	877
Brisa-Auto Estradas de Portugal SA	39,994	593
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	33,563	448
Galp Energia, SGPS, SA B Shares	19,684	448
Banco Espirito Santo SA	11,661	205
Cimpor-Cimento de Portugal SA	21,430	169
Banco BPI SA	28,355	141

		6,355

Russia (1.8%)
OAO Gazprom ADR	252,548	12,298
LUKOIL Sponsored ADR	67,679	4,717
* Sberbank	897,339	3,319
MMC Norilsk Nickel ADR	8,680	2,118
Surgutneftegaz OJSC ADR	38,103	1,825
Mobile TeleSystems ADR	20,715	1,723
Rosneft Oil Co. GDR	224,026	1,609
OAO Vimpel-Communications Sponsored ADR	42,640	1,469
* RAO Unified Energy System GDR	11,196	1,118
Tatneft GDR	9,821	996
* VTB Bank OJSC - GDR	108,352	876
Polyus Gold ADR	14,405	742
Rostelecom ADR	9,110	621
Sistema JSFC GDR	16,173	584
Cherepovets MK Severstal GDR	22,758	489
Wimm-Bill-Dann Foods ADR	2,187	254

		34,758

Singapore (0.8%)
Singapore Telecommunications Ltd.	696,000	1,813
United Overseas Bank Ltd.	132,000	1,641
DBS Group Holdings Ltd.	130,000	1,622
Oversea-Chinese Banking Corp., Ltd.	266,000	1,417
Singapore Airlines Ltd.	84,670	933
Keppel Corp., Ltd.	111,000	903
Singapore Exchange Ltd.	124,000	862
Fraser & Neave Ltd.	232,000	795
* Wilmar International Ltd.	243,679	723
Capitaland Ltd.	168,000	711
Singapore Press Holdings Ltd.	200,000	620
ComfortDelGro Corp. Ltd.	447,000	500
City Developments Ltd.	58,000	468
Singapore Technologies Engineering Ltd.	127,151	302
StarHub Ltd.	127,840	268
Sembcorp Industries Ltd.	76,000	249
Cosco Corp. Singapore Ltd.	77,000	248
CapitaMall Trust	106,000	225
United Industrial Corp., Ltd.	89,000	174
Venture Corp. Ltd.	23,000	169
SembCorp Marine Ltd.	70,600	157
Jardine Cycle N Carriage Ltd.	11,000	154
Keppel Land Ltd.	30,000	133
Parkway Holdings Ltd.	52,000	132
Capitacommercial Trust	88,000	130
Neptune Orient Lines Ltd.	50,000	116
Singapore Post Ltd.	134,000	103
United Overseas Land Ltd.	37,000	96
Wing Tai Holdings Ltd.	55,000	91
Noble Group Ltd.	72,000	90
Yanlord Land Group Ltd.	50,000	86
Singapore Land Ltd.	13,000	55
* STATS ChipPAC Ltd.	22,000	20
SMRT Corp. Ltd.	15,000	18
Allgreen Properties Ltd.	19,000	15
* Chartered Semiconductor Manufacturing Ltd.	25,000	14
MobileOne Ltd.	9,900	13
Haw Par Brothers International Ltd.	2,000	9
SIA Engineering Co., Ltd.	3,000	8
Hotel Properties Ltd.	3,000	7
Wheelock Properties (Singapore), Ltd.	5,000	7
* GuocoLeisure Ltd.	10,000	6
* Cerebos Pacific Ltd.	1,000	3
* Pacific Century Regional Developments Ltd.	4,000	1
Fortune Real Estate Investment Trust	1,000	1
People's Food Holdings Ltd.	1,000	1
Creative Technology Ltd.	150	1

		16,110

South Africa (1.5%)
Sasol Ltd.	66,318	3,188
MTN Group Ltd.	196,449	3,135
Impala Platinum Holdings Ltd.	66,856	2,540
Standard Bank Group Ltd.	146,568	1,793
Anglo Platinum Ltd.	10,875	1,578
AngloGold Ltd.	29,278	1,231
Remgro Ltd.	47,440	1,145
FirstRand Ltd.	437,524	993
Gold Fields Ltd.	66,169	988
Naspers Ltd.	45,856	857
Sanlan Ltd.	240,725	635
Growthpoint Properties Ltd.	310,405	586
Telkom South Africa Ltd.	27,856	533
Nedbank Group Ltd.	31,320	465
Steinhoff International Holdings Ltd.	208,650	464
ABSA Group Ltd.	33,434	458
Bidvest Group Ltd.	32,646	453
Aspen Pharmacare Holdings Ltd.	99,130	426
* Harmony Gold Mining Co., Ltd.	41,050	412
ArcelorMittal South Africa, Ltd.	20,838	410
Reunert Ltd.	46,772	389
Murray & Roberts Holdings Ltd.	30,998	360
Kumba Iron Ore Ltd.	8,750	338
Tiger Brands Ltd.	15,900	325
African Bank Investments Ltd.	81,275	306
RMB Holdings Ltd.	84,596	301
Aveng Ltd.	41,119	290
Sappi Ltd.	26,013	286
Pretoria Portland Cement Co. Ltd.	50,081	256
Shoprite Holdings Ltd.	50,747	241
JD Group Ltd.	42,504	218
Barloworld Ltd.	17,534	209
Imperial Holdings Ltd.	19,800	205
Network Healthcare Holdings Ltd.	144,700	193
Massmart Holdings Ltd.	18,613	172
Investec Ltd.	18,302	157
Nampak Ltd.	64,923	156
Truworths International Ltd.	41,845	148
Woolworths Holdings Ltd.	88,622	142
African Rainbow Minerals Ltd.	6,588	134
Sun International Ltd.	8,324	134
Liberty Group Ltd.	13,500	133
Discovery Holdings, Ltd.	37,735	121
Foschini Ltd.	22,461	120
Mondi Ltd.	11,082	98
Exxaro Resources Ltd.	5,542	85
Spar Group Ltd.	12,427	84
AECI Ltd.	9,109	79
Pick'n Pay Stores Ltd.	18,300	79
Northam Platinum Ltd.	12,812	76
* Mvelaphanda Resources Ltd.	12,037	73
Wilson Bayly Holmes-Ovcon Ltd.	3,906	64
Medi-Clinic Corp., Ltd.	22,953	63
New Clicks Holdings Ltd.	34,083	62
JSE Ltd.	6,591	61
Fountainhead Property Trust	77,100	60
Metropolitan Holdings Ltd.	32,500	59
AVI Ltd.	26,500	58
Grindrod Ltd.	20,900	56
Illovo Sugar Ltd.	17,275	55
Lewis Group Ltd.	9,907	55
* Highveld Steel & Vanadium Corp. Ltd.	3,891	54
Group Five Ltd.	8,306	51
Datatec Ltd.	13,340	51
Mr. Price Group Ltd.	19,454	50
African Oxygen Ltd.	13,526	50
* Metorex Ltd.	19,140	49
ApexHi Properties Ltd. Class A	25,715	48
Santam Ltd.	3,743	46
Super Group Ltd.	40,600	46
ApexHi Properties Ltd. Class B	20,876	46
Avusa, Ltd.	6,153	34
* Freeworld Coatings, Ltd.	13,834	16
Tongaat-Hulett	1,470	15
Allied Technologies Ltd.	761	5
Pick'n Pay Holdings Ltd.	3,058	5
Gold Reef Resorts Ltd.	1,280	5
Mvelaphanda Group Ltd.	2,570	3

		29,365

South Korea (2.9%)
1 Samsung Electronics Co., Ltd. GDR	29,845	9,454
POSCO ADR	38,036	5,156
^ Shinhan Financial Group Co., Ltd. ADR	28,430	3,077
Kookmin Bank-Sponsored ADR	45,060	2,996
Korea Electric Power Corp. ADR	102,392	2,061
Hyundai Heavy Industries Co., Inc.	5,651	1,901
SK Telecom Co. Ltd. ADR	61,606	1,530
KT Corp. ADR	55,815	1,482
Hyundai Motor Co., Ltd.	16,279	1,282
LG Electronics Inc.	10,746	1,043
* NHN Corp.	4,740	1,019
Samsung Fire & Marine Insurance Co.	4,693	938
Shinsegae Co., Ltd.	1,320	862
SK Energy Co., Ltd.	6,785	832
Samsung Corp.	15,710	831
Hana Financial Group Inc.	15,740	773
Samsung Electronics Co., Ltd.	1,111	708
SK Holdings Co Ltd	4,650	703
* Hyundai Engineering & Construction Co., Ltd.	8,224	617
Samsung Heavy Industries Co., Ltd.	21,540	587
* Hynix Semiconductor Inc.	20,670	579
KT & G Corp.	6,460	556
Hyundai Development Co.	7,470	534
S-Oil Corp.	7,600	532
Hyundai Mobis	5,899	490
GS Engineering & Construction Corp.	3,790	461
* LG Corp.	7,765	450
LG Chem Ltd.	5,267	441
Daelim Industrial Co.	3,130	433
Samsung Securities Co. Ltd.	6,020	418
LG. Philips LCD Co., Ltd.	9,670	417
Woori Finance Holdings Co., Ltd.	21,770	398
* Hyundai Merchant Marine Co., Ltd.	10,300	384
* Doosan Heavy Industries and Construction Co., Ltd.	3,753	372
Samsung Techwin Co., Ltd.	7,180	354
Kangwon Land Inc.	14,970	350
* Hanwha Corp.	6,740	350
Daewoo Securities Co., Ltd.	12,840	323
* CJ CheilJedang Corp.	1,047	319
Lotte Shopping Co., Ltd.	813	286
* Kia Motors	24,860	275
Hyundai Steel Co.	3,960	273
Amorepacific Corp.	409	270
Korea Exchange Bank	18,570	270
Hyundai Securities Co.	15,310	267
Daewoo International Corp.	6,800	265
Samsung Electro-Mechanics Co.	5,420	257
Hyundai Mipo Dockyard Co., Ltd.	1,350	256
Korea Investment Holdings Co., Ltd.	4,760	252
Korean Air Co. Ltd.	3,440	249
LS Cable Ltd.	3,010	232
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,180	227
Woori Investment & Securities Co., Ltd.	9,410	209
Hyundai Department Store Co., Ltd.	2,160	208
Samsung SDI Co. Ltd.	2,645	198
Kumkang Korea Chemical Co., Ltd.	497	195
GS Holdings Corp.	4,500	194
Woongjin Coway Co., Ltd.	5,720	193
Doosan Infracore Co., Ltd.	8,090	186
Korea Telecom Freetel	6,060	184
Industrial Bank of Korea	9,410	173
Hite Brewery Co., Ltd.	1,231	164
LG Household & Health Care Ltd.	910	163
CJ Corp.	2,136	160
Cheil Industrial, Inc.	3,950	159
Pusan Bank	11,360	156
Hyosung Corp.	2,690	154
Hankook Tire Co. Ltd.	8,840	151
Daegu Bank	10,230	149
Yuhan Corp.	738	149
Hanjin Shipping Co., Ltd.	4,240	148
* Korea Gas Corp.	1,800	148
Dongkuk Steel Mill Co., Ltd.	3,590	147
Daewoo Engineering & Construction Co., Ltd.	7,809	141
Samsung Card Co. Ltd.	2,710	134
Lotte Confectionery Co., Ltd.	83	132
S1 Corp.	2,210	129
* LG Telecom Ltd.	13,104	118
Honam Petrochemical Corp.	1,230	116
Daishin Securities Co.	3,930	100
* Ssangyong Motor Co.	17,840	96
Pacific Corp.	618	84
POSCO	154	84
Lotte Chilsung Beverage Co., Ltd.	72	83
Samsung Fine Chemicals Co., Ltd.	1,530	79
Nong Shim Co. Ltd.	360	73
* Daum Communications Corp.	991	68
Hyundai Hysco	7,010	66
Cheil Communications Inc.	267	66
LG Dacom Corp.	3,100	63
Hanwha Chemical Corp.	3,860	60
* NCsoft Corp.	1,200	58
Hyundai Autonet Co., Ltd.	9,140	56
Poongsan Corp.	2,550	45
Shinhan Financial Group Co. Ltd.	790	42
Glovis Co., Ltd.	510	32
Daishin Securities Co.	2,160	30
Halla Climate Control Corp.	3,440	29
Sindo Ricoh Co., Inc.	425	27
SKC Co. Ltd.	1,240	26
* Lotte Midopa Co., Ltd.	2,040	24
Kookmin Bank	220	14
* Dongbu HiTek Co. Ltd.	530	4

		55,059

Spain (3.3%)
Telefonica SA	506,869	14,818
Banco Santander Central Hispano SA	666,758	11,727
Banco Bilbao Vizcaya Argentaria SA	395,344	8,316
Iberdrola SA	527,070	8,033
Repsol YPF SA	129,086	4,128
^ Banco Popular Espanol SA	129,896	2,013
ACS, Actividades de Contruccion y Servisios, SA	25,878	1,361
Gas Natural SDG SA	23,432	1,293
Industria de Diseno Textil SA	24,701	1,241
^ Banco de Sabadell SA	127,201	1,197
Abertis Infraestructuras SA	38,215	1,163
Union Fenosa SA	15,863	1,061
Gamesa Corporacion Tecnologica, SA	23,338	888
Grupo Ferrovial, SA	12,044	778
Acerinox SA	32,277	763
* Iberdrola Renovables	83,696	674
Acciona SA	2,518	642
Enagas SA	21,668	598
Bankinter SA	30,933	481
Fomento de Construc y Contra SA	5,449	364
^ Sacyr Vallehermoso SA	10,621	340
Cintra Concesiones de Infraestructuras de Transport SA	22,507	328
Red Electrica de Espana SA	4,667	270
^ Zardoya Otis SA	11,182	263
Corporacion Mapfre SA	63,678	260
Compania Espanola de Petroleos SA	1,997	209
Gestevision Telecinco SA	9,203	199
* Sogecable SA	4,721	196
^ Metrovacesa SA	1,588	196
Corporacion Financiera Alba SA	2,990	176
Promotora de Informaciones SA	8,165	130
*^Inmobiliaria Colonial SA	38,003	96
Antena 3 Television	6,664	94
Banco Espanol de Credito, SA	5,101	88
Altadis SA	608	45

		64,429

Sweden (1.7%)
Nordea Bank AB	270,758	3,696
Telefonaktiebolaget LM Ericsson AB Class B	1,578,370	3,594
TeliaSonera AB	239,500	2,128
Volvo AB B Shares	149,000	2,017
Svenska Handelsbanken AB A Shares	65,242	1,840
Sandvik AB	121,200	1,757
Hennes & Mauritz AB B Shares	30,450	1,651
Skandinaviska Enskilda Banken AB A Shares	70,300	1,608
Swedbank AB A Shares	43,500	1,130
Volvo AB A Shares	82,534	1,111
Investor AB B Shares	52,200	1,047
Atlas Copco AB - A Shares	69,600	998
SKF AB - B Shares	52,200	941
* Svenska Cellulosa AB-B	58,390	938
SSAB Svenskt Stal AB Series A	33,177	879
Tele2 AB B Shares	40,250	825
Scania AB - B Shares	39,660	823
Atlas Copco AB - B Shares	52,200	691
Skanska AB B Shares	38,662	665
Electrolux AB Series B	40,307	634
Assa Abloy AB	32,212	564
Swedish Match AB	24,832	548
Alfa Laval AB	8,700	470
Securitas AB B Shares	34,800	427
* Industrivarden AB A Shares	25,052	383
Husqvarna AB B Shares	27,906	286
Scania AB - A Shares	10,912	267
Boliden AB	27,011	247
Holmen AB	5,800	194
SSAB Svenskt Stal AB Series B	6,229	150
* Industrivarden AB C Shares	8,072	113

		32,622

Switzerland (5.0%)
Nestle SA (Registered)	41,729	18,682
Roche Holdings AG	74,129	13,460
Novartis AG (Registered)	247,858	12,557
UBS AG	218,532	9,079
Credit Suisse Group (Registered)	122,850	6,995
ABB Ltd.	245,190	6,133
Zurich Financial Services AG	15,374	4,402
Swiss Re (Registered)	39,316	2,954
Cie. Financiere Richemont AG	51,364	2,938
Syngenta AG	10,720	2,827
Holcim Ltd. (Registered)	20,842	2,036
* Julius Baer Holding, Ltd.	22,118	1,554
Swatch Group AG (Bearer)	4,354	1,176
Swisscom AG	2,697	1,077
Lonza AG (Registered)	7,766	997
Swiss Life Holding	3,740	908
Swatch Group AG (Registered)	17,073	895
Nobel Biocare Holding AG	3,213	798
Adecco SA (Registered)	14,751	774
SGS Societe Generale de Surveillance Holding SA (Registered)	558	728
Givaudan SA	716	706
* Roche Holdings AG (Bearer)	3,170	634
Kuehne & Nagel International AG	6,235	570
Synthes, Inc.	4,428	567
* Geberit AG	3,881	541
Baloise Holdings AG	5,350	476
* Lindt & Spruengli AG Regular	13	422
* OC Oerlikon Corp AG	1,102	405
* Petroplus Holdings AG	6,403	394
Pargesa Holding SA	3,310	328
CIBA Specialty Chemicals AG (Registered)	6,906	281
Clariant AG	31,929	256
* Lindt & Spruengli AG	67	210
Straumann Holding AG	474	122
Schindler Holding AG (Registered)	1,802	107
* EFG International	2,059	62
Schindler Holding AG (Bearer Participation Certificates)	999	60

		97,111

Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	584,727	5,426
Hon Hai Precision Industry Co., Ltd.	653,400	3,508
AU Optronics Corp. ADR	132,281	2,195
* Chunghwa Telecom Co. Ltd.	91,372	1,922
Formosa Plastic Corp.	594,000	1,362
* United Microelectronics Corp. ADR	389,360	1,199
China Steel Corp.	846,250	1,197
Nan Ya Plastic Corp.	594,000	1,192
Cathay Financial Holding Co.	460,000	1,101
High Tech Computer Corp.	56,800	1,071
Asustek Computer Inc.	385,168	1,004
Siliconware Precision Industries Co. ADR	124,169	961
Formosa Chemicals & Fibre Corp.	431,000	897
MediaTek Inc.	81,000	807
Advanced Semiconductor Engineering Inc. ADR	173,393	739
* Chinatrust Financial Holding	833,000	671
Chi Mei Optoelectronics Corp.	504,640	595
Fubon Financial Holding Co., Ltd.	574,000	583
Mega Financial Holding Co. Ltd.	835,000	550
Uni-President Enterprises Co.	369,320	456
* Fuhwa Financial Holdings Co., Ltd.	560,845	430
Far Eastern Textile Ltd.	302,570	420
Foxconn Technology Co., Ltd.	67,600	388
China Development Financial Holding Corp.	986,840	381
Delta Electronics Inc.	142,000	364
Acer Inc.	216,200	339
First Financial Holding Co., Ltd.	411,260	339
Taiwan Cellular Corp.	210,000	304
Compal Electronics Inc.	347,695	299
Taiwan Semiconductor Manufacturing Co., Ltd.	158,000	296
Lite-On Technology Corp.	196,506	293
Powerchip Semiconductor Corp.	704,255	291
Hau Nan Financial Holdings Co., Ltd.	395,000	290
Taiwan Cooperative Bank	354,380	268
SinoPac Holdings	687,000	268
Shin Kong Financial Holdings Co.	370,549	257
Far EasTone Telecommunications Co., Ltd.	190,000	235
* Tatung Co., Ltd.	450,000	224
Synnex Technology International Corp.	106,850	219
Formosa Petrochemical Corp.	91,000	214
Taiwan Cement Corp.	163,390	212
Quanta Computer Inc.	173,220	204
Nanya Technology Corp.	361,467	201
* Chunghwa Picture Tubes, Ltd.	650,000	193
Pou Chen Corp.	251,370	190
* HannStar Display Corp.	504,504	190
Taiwan Fertilizer Co., Ltd.	57,000	185
Chang Hwa Commercial Bank	285,000	158
Asia Cement Corp.	107,680	155
* Taishin Financial Holdings	385,000	154
ProMOS Technologies Inc.	508,000	127
Wistron Corp.	81,377	124
Catcher Technology Co., Ltd.	40,300	120
Hotai Motor Co. Ltd.	42,000	116
Novatek Microelectronics Corp., Ltd.	31,199	108
Realtek Semiconductor Corp.	35,275	108
Unimicron Technology Corp.	83,500	107
Walsin Lihwa Corp.	251,000	107
Taiwan Glass Industrial Corp.	104,880	103
KGI Securities Co., Ltd.	198,000	101
* E.Sun Financial Holding Co., Ltd.	191,000	101
Yulon Motor Co., Ltd.	87,580	100
Wintek Corp.	117,000	99
Inventec Co., Ltd.	186,800	99
Nan Ya Printed Circuit Board Corp.	19,237	92
Macronix International Co., Ltd.	229,863	92
Formosa Taffeta Co., Ltd.	98,000	87
Evergreen Marine Corp.	112,000	84
President Chain Store Corp.	29,000	83
U-Ming Marine Transport Corp.	34,000	80
* Polaris Securities Co., Ltd.	157,307	78
Cheng Shin Rubber Industry Co., Ltd.	51,190	71
Feng Hsin Iron & Steel Co., Ltd.	45,000	70
* Qisda Corp.	89,000	70
* Taiwan Business Bank	229,000	69
Teco Electric & Machinery Co., Ltd.	148,000	68
* CMC Magnetics Corp.	234,000	67
Capital Securities Corp.	116,050	66
Inotera Memories, Inc.	78,320	66
Largan Precision Co., Ltd.	7,060	65
D-Link Corp.	54,320	64
Winbond Electronics Corp.	229,000	63
Cathay Construction Corp.	98,000	61
Mitac International Corp.	82,901	61
Advantech Co., Ltd.	28,450	59
Wan Hai Lines Ltd.	81,000	59
Yang Ming Marine Transport	91,247	58
Phoenixtec Power Co., Ltd.	37,000	57
Coretronic Corp.	53,320	54
Chicony Electronics Co., Ltd.	39,200	54
Yageo Corp.	190,000	53
* EVA Airways Corp.	102,000	50
Eternal Chemical Co., Ltd.	47,680	48
Asia Optical Co., Inc.	20,059	47
Yuen Foong Yu Paper Manufacturing Co., Ltd.	124,470	47
Waterland Financial Holdings	128,020	46
* Far Eastern International Bank	147,000	46
Compal Communications, Inc.	22,400	45
Masterlink Securities Corp.	110,645	43
Cheng Uei Precision Industry Co., Ltd.	23,350	43
President Securities Corp.	69,980	43
Micro-Star International Co., Ltd.	56,597	42
Taiwan Secom Corp., Ltd.	26,000	42
* Via Technologies Inc.	79,000	40
* Ritek Corp.	191,000	39
China Airlines	80,134	39
Yieh Phui Enterprise	109,260	39
China Motor Co., Ltd.	55,105	39
Oriental Union Chemical Corp.	46,160	37
Sunplus Technology Co., Ltd.	32,972	36
Giant Manufacturing Co., Ltd.	17,000	35
Vanguard International Semiconductor Corp.	53,198	33
Transcend Information Inc.	13,039	33
Inventec Appliances Corp.	18,150	32
Silicon Integrated Systems Corp.	111,000	32
Taiwan Life Insurance Co., Ltd.	20,300	32
Faraday Technology Corp.	20,118	31
Zyxel Communications Corp.	31,220	30
Ton Yi Industrial Corp.	42,000	17
Kinpo Electronics, Inc.	45,900	15
Gigabyte Technology Co., Ltd.	25,000	14
* Jih Sun Financial Holdings Co., Ltd.	46,375	11
Compeq Manufacturing Co., Ltd.	38,000	11
Evergreen International Storage & Transport Co.	8,000	4
* China Bills Finance Corp.	18,000	4
* Elitegroup Computer Systerm Co., Ltd.	9,000	3
LITE-ON IT Corp.	3,024	2
* Cosmos Bank Taiwan	18,200	2

		39,920

Thailand (0.3%)
PTT Public Co. Ltd. (Foreign)	78,300	773
Advanced Info Service Public Co., Ltd. (Foreign)	204,800	628
* PTT Exploration and Production Public Co. Ltd. (Foreign)	136,172	606
Siam Cement Public Co. Ltd. (Foreign)	75,562	488
Kasikornbank Public Co. Ltd. (Foreign)	177,600	465
Bangkok Bank Public Co., Ltd. (Foreign)	96,197	359
* PTT Aromatics & Refining PCL Foreign	252,211	283
* IRPC Public Co., Ltd. (Foreign)	1,330,900	210
* Siam Commercial Bank Public Co. Ltd. (Foreign)	86,586	199
Thai Oil Public Co., Ltd. (Foreign)	63,200	145
PTT Chemical Public Co. Ltd. (Foreign)	33,400	99
Bank of Ayudhya PLC (Foreign)	107,200	77
Krung Thai Bank Public Co. Ltd. (Foreign)	261,000	74
* Banpu Public Co. Ltd. (Local)	5,400	72
BEC World Public Co. Ltd. (Foreign)	91,400	69
Airports of Thailand Public Co. Ltd. (Foreign)	41,900	69
* Electricity Generating Public Co. Ltd. (Local)	22,100	67
* PTT Aromatics & Refining Public Co. Ltd.	44,400	50
Banpu Public Co. Ltd. (Foreign)	3,000	41
* Advanced Info Service Public Co., Ltd. (Local)	10,800	31
C.P. 7-Eleven Public Co. Ltd. (Foreign)	67,000	22
Land and Houses Public Co. Ltd. (Foreign)	84,200	20
Ratchaburi Electricity Generating Holding Public Co. Ltd.	12,800	17
Central Pattana Public Co. Ltd. (Foreign)	23,600	16
Siam City Cement Public Co. Ltd. (Foreign)	2,200	16
Thai Airways International Public Co. Ltd.	15,600	16
* Thai Military Bank Public Co., Ltd. (Foreign)	274,900	10
* PTT Exploration and Production Public Co. Ltd. (Local)	2,200	10
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	43,600	6
Thoresen Thai Agencies Public Co. Ltd. (Foreign)	4,500	5
Hana Microelectronics Public Co. Ltd. (Foreign)	8,900	5
Siam Makro Public Co. Ltd. (Foreign)	1,700	5
* Italian-Thai Development Public Co. Ltd. (Foreign)	19,500	5
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	7,200	5
* True Corp. Public Co. Ltd. (Foreign)	27,000	4
Thanachart Capital Public Co. Ltd. (Foreign)	9,300	4
Bangkok Expressway Public Co. Ltd. (Foreign)	5,500	4
Thai Union Frozen Products Public Co., Ltd. (Foreign)	5,500	3
TISCO Finance Public Co. Ltd. (Foreign)	3,800	3
* Siam Commercial Bank Public Co. Ltd. (Local)	1,400	3
* Siam City Bank Public Co., Ltd. (Foreign)	6,100	3
* IRPC Public Co. Ltd. (Local)	12,600	2
* Total Access Communications PLC	1,000	1
TPI Polene PLC (Foreign)	5,900	1

		4,991

Turkey (0.2%)
Anadolu Efes Biracilik ve Malt Sanayii A.S.	78,983	793
Akbank T.A.S.	103,428	614
* KOC Holding A.S.	134,073	533
Turkiye Is Bankasi A.S. C Shares	86,464	439
Turkiye Garanti Bankasi A.S.	61,466	399
Turkcell Iletisim Hizmetleri A.S.	31,643	288
* Yapi ve Kredi Bankasi A.S.	88,467	239
Eregli Demir ve Celik Fabrikalari A.S.	36,049	229
Enka Insaat ve Sanayi A.S.	14,228	204
Tupras-Turkiye Petrol Rafinerileri A.S.	7,557	195
Turkiye Vakiflar Bankasi TAO	64,840	164
Migros Turk A.S.	7,040	114
Haci Omer Sabanci Holding A.S.	23,279	100
* Denizbank A.S.	7,154	68
* Dogan Yayin Holding A.S.	15,998	49
* Dogan Sirketler Grubu Holding A.S.	18,850	26
Ford Otomotiv Sanayi A.S.	1,018	11
Arcelik A.S.	1,740	10
Tofas Turk Otomobil Fabrikasi A.S.	2,175	10
* Fortis Bank AS	5,800	8
Turk Sise ve Cam Fabrikalari A.S.	4,129	6

		4,499

United Kingdom (15.8%)
BP PLC	2,017,862	21,506
Vodafone Group PLC	5,585,129	19,538
HSBC Holdings PLC	1,254,993	18,829
GlaxoSmithKline PLC	585,904	13,886
Royal Dutch Shell PLC Class A	381,215	13,667
Rio Tinto PLC	105,525	10,565
Royal Dutch Shell PLC Class B	291,413	10,127
Royal Bank of Scotland Group PLC	1,061,022	8,180
BG Group PLC	354,831	7,828
Anglo American PLC	139,629	7,715
BHP Billiton PLC	237,775	7,190
Tesco PLC	829,190	6,932
Barclays PLC	688,973	6,504
AstraZeneca Group PLC	153,646	6,453
Xstrata PLC	77,023	5,930
British American Tobacco PLC	159,995	5,731
Diageo PLC	274,633	5,544
HBOS PLC	396,171	5,520
Lloyds TSB Group PLC	597,450	5,218
Standard Chartered PLC	148,452	4,978
Unilever PLC	138,993	4,582
BT Group PLC	859,492	4,466
National Grid Transco PLC	270,729	4,185
* Reckitt Benckiser Group PLC	74,398	3,897
Imperial Tobacco Group PLC	70,501	3,449
BAE Systems PLC	364,421	3,395
Aviva PLC	270,141	3,389
Prudential PLC	255,881	3,280
Scottish & Southern Energy PLC	88,926	2,710
Centrica PLC	381,562	2,533
SABMiller PLC	116,694	2,525
Cadbury Schweppes PLC	219,495	2,429
Man Group PLC	178,799	1,969
Rolls-Royce Group PLC	187,989	1,775
Legal & General Group PLC	654,383	1,732
Reuters Group PLC	141,884	1,713
Morrison Supermarkets PLC	283,076	1,703
Marks & Spencer Group PLC	180,355	1,613
Scottish & Newcastle PLC	100,160	1,566
Land Securities Group PLC	48,626	1,550
WPP Group PLC	125,706	1,547
British Sky Broadcasting Group PLC	136,014	1,494
J. Sainsbury PLC	180,506	1,437
Old Mutual PLC	568,128	1,417
Reed Elsevier PLC	115,708	1,398
Pearson PLC	96,102	1,330
United Utilities PLC	89,406	1,274
Smith & Nephew PLC	92,892	1,263
International Power PLC	151,205	1,207
Compass Group PLC	187,949	1,192
British Energy Group PLC	107,922	1,122
* Capita Group PLC	84,904	1,113
British Land Co., PLC	54,612	1,105
Shire PLC	55,792	1,000
Resolution PLC	68,346	974
ICAP PLC	71,427	967
Carnival PLC	22,055	960
Lonmin PLC	16,278	948
Experian Group Ltd.	106,746	945
Standard Life PLC	215,316	929
3i Group PLC	48,890	916
Wolseley PLC	65,401	906
Royal & Sun Alliance Insurance Group PLC	318,222	863
Tullow Oil PLC	71,034	851
Johnson Matthey PLC	21,900	815
Next PLC	28,188	796
Cable and Wireless PLC	245,147	783
Smiths Group PLC	38,929	777
Hammerson PLC	33,932	771
Liberty International PLC	35,940	769
* Cairn Energy PLC	14,703	755
Foreign and Colonial Investment Trust PLC	126,402	732
Kingfisher PLC	248,706	727
Severn Trent PLC	25,006	712
The Alliance Trust PLC	102,129	691
Associated British Foods PLC	39,000	676
Bunzl PLC	49,503	625
Kelda Group PLC	28,094	609
Scottish Mortgage Investment Trust PLC	49,966	598
Friends Provident PLC	212,800	592
^ Alliance & Leicester PLC	44,652	587
ITV PLC	395,932	571
Cobham PLC	152,859	567
Burberry Group PLC	64,930	566
The Sage Group PLC	127,065	561
Rentokil Initial PLC	256,751	555
Antofagasta PLC	41,934	551
Yell Group PLC	79,961	533
Rexam PLC	63,593	533
Group 4 Securicor PLC	119,249	524
Mitchells & Butlers PLC	58,653	523
EMAP PLC	27,927	515
Whitbread PLC	18,867	513
Vedanta Resources PLC	14,071	511
Tate & Lyle PLC	50,547	494
United Business Media PLC	43,658	480
William Hill PLC	58,274	475
Persimmon PLC	30,450	470
Home Retail Group	81,688	463
Kazakhmys PLC	18,966	462
InterContinental Hotels Group PLC	29,219	453
Enterprise Inns PLC	50,325	450
Schroders PLC	20,271	442
Hays PLC	207,495	427
Segro PLC	40,389	408
Signet Group PLC	306,667	402
* British Airways PLC	59,741	399
Punch Taverns PLC	27,518	385
Ladbrokes PLC	63,855	382
Daily Mail and General Trust PLC	36,171	382
Aegis Group PLC	164,239	369
GKN PLC	68,093	361
* Invensys PLC	78,869	358
Drax Group PLC	35,220	355
LogicaCMG PLC	145,855	316
Tomkins PLC	88,823	310
Trinity Mirror PLC	46,674	306
^ Bradford & Bingley PLC	61,193	306
Barratt Developments PLC	36,013	304
Mondi PLC	38,164	294
Travis Perkins PLC	11,403	265
^ Carphone Warehouse PLC	36,056	237
Provident Financial plc	13,559	221
DSG International PLC	137,815	210
* Thomas Cook Group PLC	36,905	196
Kesa Electricals PLC	39,950	192
Electrocomponents PLC	49,590	190
Witan Investment Trust PLC	18,426	159
Misys PLC	37,678	131
BBA Aviation PLC	25,207	94
Johnston Press PLC	17,900	89
Schroders PLC-Non Voting Shares	3,990	78
International Personal Finance	15,748	60
Northern Rock PLC	19,536	42
* PartyGaming PLC	73,965	39

		304,954

Total Common Stocks
(Cost $2,050,698)		1,919,258

Temporary Cash Investment (2.2%)

2 Vanguard Market Liquidity Fund, 4.060%
(Cost $42,463)	42,462,731	42,463

Total Investments (101.6%)
(Cost $2,093,161)		1,961,721

Other Assets and Liabilities - Net (-1.6%)		(30,080)

Net Assets (100%)		1,931,641

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of this security represented 0.5% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
FDR - Fiduciary Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2008, the cost of investment securities for tax purposes was $2,094,554,000. Net unrealized depreciation of investment securities for tax purposes was $132,833,000, consisting of unrealized gains of $44,031,000 on securities that had risen in value since their purchase and $176,864,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.